Exhibit 99.3 Schedule 3

Redaction ID	Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
639078	XXXX	XXXX	XXXX	D	B	D	B	C	B	A	A	Closed	FPRO1255	2025-06-11 11:52	2025-07-31 10:36	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	HOA Questionnaire Document is Missing	Resolved-Received CPM. Questionnaire not required. - Due Diligence Vendor-06/17/2025 Ready for Review-Document Uploaded. Please see - per guide 10.12 - If an approved XXXX Condo Project Manager (CPM) report is provided, a lender HOA questionnaire is not required. Also attached is the HOA findings - Seller-06/13/2025 Open-Subject Property is part of an HOA but the HOA Questionnaire Document is Missing. Provide condo questionnaire, addtional findings may apply once reviewed. - Due Diligence Vendor-06/11/2025	Ready for Review-Document Uploaded. Please see - per guide 10.12 - If an approved XXXX Condo Project Manager (CPM) report is provided, a lender HOA questionnaire is not required. Also attached is the HOA findings - Seller-06/13/2025	Resolved-Received CPM. Questionnaire not required. - Due Diligence Vendor-06/17/2025	Qualifying FICO score is at least 20 points above minimum for program - Lender minimum FICO 660, borrower FICO 771 Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 48%		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	4411462
639078	XXXX	XXXX	XXXX	D	B	D	B	C	B	A	A	Closed	FCRE1198	2025-06-11 13:10	2025-07-11 10:29	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator provided a waiver reserves of 3.61 months< 6months required, applied to non material finding with comp factors - Due Diligence Vendor-07/11/2025
Ready for Review-Document Uploaded.  - Seller-07/11/2025
Counter-$35,223.24 post closing funds for reserves are required.  Reviewed $21,181.21 post close reserves.  Short $14,042.03 in additional funds for reserves are required. - Due Diligence Vendor-06/17/2025
Ready for Review-Total monthly obligations are $8,136.54 x 6 months = $48,819.24 + cash required XXXX (after EMD credit / EMD included) = -198,285.39 total funds required to be verified please review and advise, Funds verified $192,440.89 minus funds required to close XXXX = -$5,844.50 this appears to be the shortage
 - Seller-06/14/2025
																							Open-Audited Reserves of 3.61 month(s) are less than Guideline Required Reserves of 6 month(s) Provide sufficient assets to meet the 6m reserve requirement. - Due Diligence Vendor-06/11/2025	Ready for Review-Document Uploaded. - Seller-07/11/2025 Ready for Review-Total monthly obligations are $8,136.54 x 6 months = $48,819.24 + cash required XXXX (after EMD credit / EMD included) = -XXXX total funds required to be verified please review and advise, Funds verified $192,440.89 minus funds required to close XXXX= $XXXX this appears to be the shortage - Seller-06/14/2025	Waived-Originator provided a waiver reserves of 3.61 months< 6months required, applied to non material finding with comp factors - Due Diligence Vendor-07/11/2025	Qualifying FICO score is at least 20 points above minimum for program - Lender minimum FICO 660, borrower FICO 771 Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 48%	FICO: 20 points above minimum Credit History: 24 months 0x30	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	4412709
639078	XXXX	XXXX	XXXX	D	B	D	B	C	B	A	A	Closed	finding-651	2025-06-10 09:16	2025-06-19 07:14	Cured	2 - Non-Material	C	B	Compliance	Points & Fees	TILA Finance Charge Test	Cured-Received CD XXXX, LOX, copy of $150 check and evidence of delivery. - Due Diligence Vendor-06/19/2025
Ready for Review-Please see attached copy of $150 check, and evidence of delivery doc. This loan transaction is a purchase, a Notice of Right of Rescission does not apply - Seller-06/18/2025
Counter-----Received PCCD XXXX and LOX.  Provide copy of check, evidence of delivery and evidence rescission has been re-opened, new ROR required. - Due Diligence Vendor-06/17/2025
Ready for Review-Document Uploaded. Please see attached remedy addressing the fail, please clear finding - Seller-06/14/2025
Open-This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $926,307.76. The disclosed finance charge of $926,157.76 is not considered accurate because it is understated by more than $100. This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ). The finance charge is $926,307.76. The disclosed finance charge of $926,157.76 is not considered accurate because it is understated by more than $100 at $150. Provide evidence of refund or principal reduction of $150, or at a minimum to the $100 threshold, corrected PCCD, Letter of explanation and proof of delivery to borrower within 60 days of discovery. Statute also requires rescission to be re-opened, therefore ROR is required to be provided. Statue of Limitations - 1 year, expiration date XXXX.
																							- Due Diligence Vendor-06/10/2025	Ready for Review-Please see attached copy of $150 check, and evidence of delivery doc. This loan transaction is a purchase, a Notice of Right of Rescission does not apply - Seller-06/18/2025 Ready for Review-Document Uploaded. Please see attached remedy addressing the fail, please clear finding - Seller-06/14/2025	Cured-Received CD XXXX, LOX, copy of $150 check and evidence of delivery. - Due Diligence Vendor-06/19/2025	Qualifying FICO score is at least 20 points above minimum for program - Lender minimum FICO 660, borrower FICO 771 Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 48%		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	4393278
699011	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1437	2025-08-08 16:49	2025-08-28 15:11	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-Upon further review, the LOE provided explains the gap of employment. - Due Diligence Vendor-08/28/2025
Ready for Review-We respectfully disagree. Additional documentation is not required as the borrower confirms in the LOE that he was recruited at XXXX on XXXX as a temp to hire working for XXXX. He then was brought on a full-time permanent employee at XXXX on XXXX. This can be considered as the same job with over 6-mo current on it.  - Seller-08/26/2025
Counter-Received employment gap letter-borrower states he was converted from recruiting firm to employee.  Provide acceptable verification of gap of employment less than 6 months.   - Due Diligence Vendor-08/26/2025
Ready for Review-Document Uploaded. Please see attached.  - Seller-08/25/2025
																							Open-Income and Employment Do Not Meet Guidelines Borrower must be employed for a minimum of 6 months with current employer due to the gap in employment - Due Diligence Vendor-08/08/2025	Ready for Review-We respectfully disagree. Additional documentation is not required as the borrower confirms in the LOE that he was recruited at XXXX as a temp to hire working for XXXX. He then was brought on a full-time permanent employee at XXXX. This can be considered as the same job with over 6-mo current on it. - Seller-08/26/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/25/2025	Resolved-Upon further review, the LOE provided explains the gap of employment. - Due Diligence Vendor-08/28/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5118317
699011	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE4165	2025-08-06 13:39	2025-08-26 15:05	Resolved	1 - Information	C	A	Credit	Income/Employment	Employment Gaps in Employment Without Sufficient Explanation	Resolved-Received employment gap letter. - Due Diligence Vendor-08/26/2025 Ready for Review-Please see attached. - Seller-08/25/2025 Open-Employment gaps of more than 60 days within the most recent two year period require a satisfactory . However, the borrower had a gap of employment from XXXX through XXXX, or 123 days, a LOE was not contained in the loan file - Due Diligence Vendor-08/08/2025	Ready for Review-Please see attached. - Seller-08/25/2025	Resolved-Received employment gap letter. - Due Diligence Vendor-08/26/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5078669
699011	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0044	2025-08-05 14:02	2025-08-26 15:01	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Received credit inquiry LOE - Due Diligence Vendor-08/26/2025
Ready for Review-Document Uploaded. Please see attached.  - Seller-08/25/2025
Counter-Duplicate documentation provided. - Due Diligence Vendor-08/11/2025
Ready for Review-Document Uploaded. Please see attached.  - Seller-08/07/2025
Counter-Received commentary all inquiries were transaction related-LOE for credit inquiries required as not all by lender or broker.  Finding remains.  - Due Diligence Vendor-08/07/2025
Ready for Review-We respectfully disagree. As evidenced by the documents in the loan file, all inquiries all related to the subject transaction. The loan file contained credit report from XXXX, the reporting agency, and another report requested by the Lender, XXXX. Any additional explanations are not necessary.  - Seller-08/05/2025
																							Open-LOX for credit inquiries is missing. - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/25/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/07/2025 Ready for Review-We respectfully disagree. As evidenced by the documents in the loan file, all inquiries all related to the subject transaction. The loan file contained credit report from XXXX, the reporting agency, and another report requested by the Lender, XXXX. Any additional explanations are not necessary. - Seller-08/05/2025	Resolved-Received credit inquiry LOE - Due Diligence Vendor-08/26/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5062640
699011	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7806	2025-08-05 13:37	2025-08-26 15:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received income calculation worksheet. - Due Diligence Vendor-08/26/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/25/2025 Open-The Borrower 1 Bank Statement Summary/Lender Worksheet is Missing Missing the Income Calculation Worksheets for B1, B2 and Real Estate Owned. - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/25/2025	Resolved-Received income calculation worksheet. - Due Diligence Vendor-08/26/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5062072
699011	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0136	2025-08-05 14:16	2025-08-12 15:42	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Underwriter Attestation	Resolved-Received 1008 confirming warrantable Type Q. - Due Diligence Vendor-08/12/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/08/2025 Open-Missing Underwriter Attestation. - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/08/2025	Resolved-Received 1008 confirming warrantable Type Q. - Due Diligence Vendor-08/12/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5062968
699011	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2025-08-05 14:16	2025-08-07 16:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received CD for 3c - Due Diligence Vendor-08/07/2025 Ready for Review-Document Uploaded. Please see attached Final CD from the simultaneous closing for the property in question. - Seller-08/05/2025 Open-Missing the taxes for property 3c. - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached Final CD from the simultaneous closing for the property in question. - Seller-08/05/2025	Resolved-Received CD for 3c - Due Diligence Vendor-08/07/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5062943
699011	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1330	2025-08-05 14:15	2025-08-07 16:10	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Paystubs Missing	Resolved-Received pay statements for Borrower 1 - Due Diligence Vendor-08/07/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025 Open-Borrower 1 Paystubs Missing Missing for B1 paystubs for new employment with XXXX. - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025	Resolved-Received pay statements for Borrower 1 - Due Diligence Vendor-08/07/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5062920
699011	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE5116	2025-08-05 15:11	2025-08-07 16:03	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-Received confirmation of 10 months mortgage history report-life of loan. - Due Diligence Vendor-08/07/2025
Ready for Review- We respectfully disagree. The credit reported the XXXX mortgage for 6 months. In addition, a previous related mortgage with XXXX was reported with an open date of XXXX. Therefore, a full payment history was reported for the property 3B. - Seller-08/05/2025
																							Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing a full 12 mos mortgage history on the mortgage for property 3B (have only 6 mos reporting on the credit report) - Due Diligence Vendor-08/05/2025	Ready for Review- We respectfully disagree. The credit reported the XXXX mortgage for 6 months. In addition, a previous related mortgage with XXXX was reported with an open date of XXXX. Therefore, a full payment history was reported for the property 3B. - Seller-08/05/2025	Resolved-Received confirmation of 10 months mortgage history report-life of loan. - Due Diligence Vendor-08/07/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5064258
699011	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCOM9451	2025-08-05 15:31	2025-08-07 15:58	Resolved	1 - Information	D	A	Credit	Missing Doc	Property 2: Missing Lease Agreement	Resolved-Received lease agreement for 3b. - Due Diligence Vendor-08/07/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025 Open-Missing the lease agreement for Property 3B for $3,300/mos - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025	Resolved-Received lease agreement for 3b. - Due Diligence Vendor-08/07/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5064723
742024	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1728	2025-09-08 10:50	2025-09-18 17:38	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing rent comparable schedule form 1007	Resolved-XXXX and XXXX URL provided payouts/fees. - Due Diligence Vendor-09/18/2025
Ready for Review-Document Uploaded. Please see attached XXXX and XXXX URL. - Seller-09/17/2025
Counter-Received a batch payout with no URL or confirmation of what property or vendor.  Finding remains.  - Due Diligence Vendor-09/09/2025
Ready for Review-Document Uploaded. Please see attached. XXXX payout shows a service fee while the XXXX payout shows a service fee, cleaning fee and pet fee. Please clear this finding.  - Seller-09/08/2025
																							Open-Missing to support STR, the XXXX provided does not list out management fees and therefore cannot be used. - Due Diligence Vendor-09/08/2025	Ready for Review-Document Uploaded. Please see attached XXXX and XXXX URL. - Seller-09/17/2025 Ready for Review-Document Uploaded. Please see attached. XXXX payout shows a service fee while the XXXX payout shows a service fee, cleaning fee and pet fee. Please clear this finding. - Seller-09/08/2025	Resolved-Airbnb and VRBO URL provided payouts/fees. - Due Diligence Vendor-09/18/2025	Months Reserves exceed minimum required - Verified assets of 90.57 months exceeds the minimum required of 0 months Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 757 which exceeds the minimum of 600		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5448171
745690	XXXX	XXXX	XXXX	D	A	C	A	A	A	D	A	Closed	FCRE1232	2025-09-09 08:55	2026-04-07 13:39	Resolved	1 - Information	C	A	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Resolved-The Calculated DSCR is equal to or exceeds the minimum DSCR per lender guidelines or Not Applicable. - Due Diligence Vendor-09/09/2025 Open-The Calculated DSCR of '0.801' is less than the minimum DSCR per lender guidelines of '1'. - Due Diligence Vendor-09/09/2025		Resolved-The Calculated DSCR is equal to or exceeds the minimum DSCR per lender guidelines or Not Applicable. - Due Diligence Vendor-09/09/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 600, Bwr FICO 760 Months Reserves exceed minimum required - 55 mths reserves; 0 mths required.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5463016
745690	XXXX	XXXX	XXXX	D	A	C	A	A	A	D	A	Closed	FPRO1242	2025-09-04 14:05	2026-02-20 11:37	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received appraisal and 1007 - Due Diligence Vendor-09/09/2025 Ready for Review-Document Uploaded. Please see attached - Seller-09/05/2025 Open-Appraisal is Missing Missing Appraisal & 1007 - Due Diligence Vendor-09/04/2025	Ready for Review-Document Uploaded. Please see attached - Seller-09/05/2025	Resolved-Received appraisal and 1007 - Due Diligence Vendor-09/09/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 600, Bwr FICO 760 Months Reserves exceed minimum required - 55 mths reserves; 0 mths required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5414261
745690	XXXX	XXXX	XXXX	D	A	C	A	A	A	D	A	Closed	FPRO1253	2025-09-04 14:41	2025-09-09 09:03	Resolved	1 - Information	D	A	Property	Missing Doc	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Received secondary valuation. - Due Diligence Vendor-09/09/2025 Ready for Review-Document Uploaded. Please see attached - Seller-09/05/2025 Open-Missing Secondary Valuation - Due Diligence Vendor-09/04/2025	Ready for Review-Document Uploaded. Please see attached - Seller-09/05/2025	Resolved-Received secondary valuation. - Due Diligence Vendor-09/09/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 600, Bwr FICO 760 Months Reserves exceed minimum required - 55 mths reserves; 0 mths required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5415036
747831	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
751753	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0044	2025-09-12 15:38	2025-10-15 14:35	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Proof provided that XXXX and XXXX are the same company and debt is listed on the credit report. - Due Diligence Vendor-10/15/2025
Ready for Review-Correct there is no new debt with XXXX, since borrower obtained the AUTO lease with XXXX and same verified with No score pulled on 8.27 and XXXX also reflects no debts with XXXX.  LOE is not required in this scenario, Please clear  - Seller-10/13/2025
Counter-No document uploaded.  CBR pg 133 reflect an inquiry XXXX dated XXXX.  This auto debt is not reported as opened.   - Due Diligence Vendor-10/06/2025
Ready for Review-Credit inquiries LOE not needed. The inquiries on the credit report used for qualifying are outside of 90 day window, which would include any inquiries dated XXXX or after. The inquiries on the credit refresh don't need an LOE because the XXXX inquiry resulted in a new debt which is already reflecting on the credit refresh (XXXX). The other inquiries on the credit refresh are by the from the broker credit vendor for this transaction. Please waive this finding. - Seller-10/03/2025
Open-LOX for credit inquiries is missing. Provide missing inquiry letter for all inquiries within 90 days of report date. (There are additional auto inquiries needing clarification that aren't the same name as new auto debt reporting). - Due Diligence Vendor-09/12/2025	Ready for Review-Correct there is no new debt with XXXX, since borrower obtained the AUTO lease with XXXX and same verified with No score pulled on XXXX and XXXX also reflects no debts with XXXX. LOE is not required in this scenario, Please clear - Seller-10/13/2025
 Ready for Review-Credit inquiries LOE not needed. The inquiries on the credit report used for qualifying are outside of 90 day window, which would include any inquiries dated XXXX or after. The inquiries on the credit refresh don't need an LOE because the XXXX inquiry resulted in a new debt which is already reflecting on the credit refresh (XXXX). The other inquiries on the credit refresh are by the from the broker credit vendor for this transaction. Please waive this finding. - Seller-10/03/2025
																									Resolved-Proof provided that WV and Audi are the same company and debt is listed on the credit report. - Due Diligence Vendor-10/15/2025	Verified employment history exceeds guidelines - Per EA letter, borrower has been self-employed in same business since 1998. Qualifying FICO score is at least 20 points above minimum for program - Lender minimum FICO 660, borrower FICO 751			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5522003
751753	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1198	2025-09-12 15:50	2025-09-15 11:30	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator exception granted to allow 6m reserves vs 9m per guides. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-09/12/2025 Open-Audited Reserves of 7.26 month(s) are less than Guideline Required Reserves of 9 month(s) Lender Exception: Approved to allow 6m reserves vs 9m per guides. - Due Diligence Vendor-09/12/2025		Waived-Originator exception granted to allow 6m reserves vs 9m per guides. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-09/12/2025	Verified employment history exceeds guidelines - Per EA letter, borrower has been self-employed in same business since 1998. Qualifying FICO score is at least 20 points above minimum for program - Lender minimum FICO 660, borrower FICO 751	Comp Factors: 1. 751 FICO over 20 points of max 2. Mtg history 0X30X24m on subject NOO property 3. 5+ yrs self-employed.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	5522248
751753	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE8712	2025-09-12 15:54	2025-09-15 11:30	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Missing Verification of Rent	Waived-Originator exception granted to allow rent free on a NOO transaction. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-09/12/2025 Open-Lender Exception: Approved to allow Rent Free, not allowed on NOO transaction. - Due Diligence Vendor-09/12/2025		Waived-Originator exception granted to allow rent free on a NOO transaction. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-09/12/2025	Verified employment history exceeds guidelines - Per EA letter, borrower has been self-employed in same business since 1998. Qualifying FICO score is at least 20 points above minimum for program - Lender minimum FICO 660, borrower FICO 751	1. 751 FICO over 20 points of max 2. Mtg history 0X30X24m on subject NOO property 3. 5+ yrs self-employed.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	5522322
773228	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
774896	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
783909	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FPRO1249	2025-09-29 11:09	2025-10-02 09:11	Waived	2 - Non-Material	C	B	Credit	Eligibility	Neighborhood Location Not Allowed for Program	Waived-Originator Waiver applied to Non-Material Finding with Comp Factors. . Exception Approval in file – Stips - Property – Please allow rural property up to XXXX Acres – Guidelines do not allow Rural Properties Over 20 Acres - Due Diligence Vendor-10/02/2025
Ready for Review-Document Uploaded. Please see attached.  - Seller-09/30/2025
Ready for Review-Please ignore previous upload. - Seller-09/30/2025
Ready for Review-Document Uploaded. Please see attached.  - Seller-09/30/2025
																							Open-Primary Value Valuation Neighborhood Location Not Allowed for Program Rural property and exceeds 20 Acres, per GL not eligible - Due Diligence Vendor-09/30/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-09/30/2025 Ready for Review-Please ignore previous upload. - Seller-09/30/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-09/30/2025	Waived-Originator Waiver applied to Non-Material Finding with Comp Factors. . Exception Approval in file – Stips - Property – Please allow rural property up to 31 Acres – Guidelines do not allow Rural Properties Over 20 Acres - Due Diligence Vendor-10/02/2025	LTV is less than guideline maximum - Max LTV is 70%, borrowers LTV is 36.84% Months Reserves exceed minimum required - 3 months minimum reserves required, borrower has 110.93 documented	1. LTV more than 5% under program requirement	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	5702445
783909	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1510	2025-09-28 10:44	2025-10-02 09:09	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Confirmed - The legal uploaded is the legal that was recorded with the mortgage - Due Diligence Vendor-10/02/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-09/30/2025 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Legal Description. - Due Diligence Vendor-09/28/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-09/30/2025	Resolved-Confirmed - The legal uploaded is the legal that was recorded with the mortgage - Due Diligence Vendor-10/02/2025	LTV is less than guideline maximum - Max LTV is 70%, borrowers LTV is 36.84% Months Reserves exceed minimum required - 3 months minimum reserves required, borrower has 110.93 documented		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5695442
786455	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1510	2025-09-30 12:15	2025-10-22 15:34	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-The Mortgage can be signed and notarized a day before closing. - Due Diligence Vendor-10/22/2025
Ready for Review-We kindly disagree as both the borrower and the Notary signed on the same date and would not pose an issue.  The date of the document is when it would be effective; not when it is required to be signed.  Please waive this condition.  - Seller-10/22/2025
Counter-Received DOT dated XXXX  with Notary signature XXXX. Notary signature can not be before document date.  - Due Diligence Vendor-10/06/2025
Ready for Review-Document Uploaded. Complete DOT uploaded - Seller-10/03/2025
																							Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Note and DOT Security Instrument Date is XXXX. Note and DOT was signed and notarized XXXX. DOT is missing legal description addendum. - Due Diligence Vendor-09/30/2025	Ready for Review-We kindly disagree as both the borrower and the Notary signed on the same date and would not pose an issue. The date of the document is when it would be effective; not when it is required to be signed. Please waive this condition. - Seller-10/22/2025 Ready for Review-Document Uploaded. Complete DOT uploaded - Seller-10/03/2025	Resolved-The Mortgage can be signed and notarized a day before closing. - Due Diligence Vendor-10/22/2025	Months Reserves exceed minimum required - 32 mths reserves; 2 mths required. Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660, Bwr FICO 786		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	5720559
786455	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0970	2025-10-01 09:30	2025-10-01 15:32	Waived	2 - Non-Material	C	B	Credit	Eligibility	Appraisal has issues (credit)	Waived-Originator exception granted to allow Transferred appraisal not ordered through XXXX, Non-material waiver applied with comp factors. non-material due to Value supported with third party. - Due Diligence Vendor-10/01/2025 Open-Lender Exception on file: "seeking to allow exception for Transferred appraisal not ordered through an XXXX." - Due Diligence Vendor-10/01/2025		Waived-Originator exception granted to allow Transferred appraisal not ordered through XXXX, Non-material waiver applied with comp factors. non-material due to Value supported with third party. - Due Diligence Vendor-10/01/2025	Months Reserves exceed minimum required - 32 mths reserves; 2 mths required. Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660, Bwr FICO 786	FICO 20+ points above min 24 mth on time mtg hist		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	5732328
793805	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1442	2025-10-08 21:14	2025-11-19 14:37	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Expired	Resolved-Received updated bank statement. - Due Diligence Vendor-11/19/2025 Ready for Review-Document Uploaded. Please see Updated with XXXX Verified assets $196,711.99 - Seller-11/18/2025 Counter-Asset exceeds 120 days from Note date-must meet guideline 9 Assets. - Due Diligence Vendor-10/13/2025 Ready for Review-Document Uploaded. please see attached NON QM guide for business assets - Seller-10/09/2025 Open-Asset 1 Expired Bank statements in file are more than 120 days from closing date. - Due Diligence Vendor-10/09/2025	Ready for Review-Document Uploaded. Please see Updated with XXXX Verified assets $196,711.99 - Seller-11/18/2025 Ready for Review-Document Uploaded. please see attached NON QM guide for business assets - Seller-10/09/2025	Resolved-Received updated bank statement. - Due Diligence Vendor-11/19/2025	Months Reserves exceed minimum required - 124 months > 3 required Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 747 which exceeds the minimum of 680 On time mortgage history exceeds guideline requirement - Credit report reflects on time mortgage history for last 71 months Verified employment history exceeds guidelines - 20+ years verified		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5831315
793805	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE7497	2025-10-10 14:01	2025-10-20 14:57	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received final CDs. - Due Diligence Vendor-10/20/2025 Ready for Review-Document Uploaded. please see attached per your request - Seller-10/17/2025 Counter-Received 9 out of 10 CDs-missing unit numbers for XXXX-please provide - Due Diligence Vendor-10/13/2025 Ready for Review-Document Uploaded. Please see attached - Seller-10/10/2025 Open-Missing final CD from all new XXXX loans showing on 1003 REO other than subject property. - Due Diligence Vendor-10/10/2025	Ready for Review-Document Uploaded. please see attached per your request - Seller-10/17/2025 Ready for Review-Document Uploaded. Please see attached - Seller-10/10/2025	Resolved-Received final CDs. - Due Diligence Vendor-10/20/2025	Months Reserves exceed minimum required - 124 months > 3 required Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 747 which exceeds the minimum of 680 On time mortgage history exceeds guideline requirement - Credit report reflects on time mortgage history for last 71 months Verified employment history exceeds guidelines - 20+ years verified		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5858308
793805	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FPRO1255	2025-10-08 20:49	2025-10-20 14:46	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	HOA Questionnaire Document is Missing	Resolved-Received HOA questionnaire. - Due Diligence Vendor-10/20/2025 Ready for Review-Document Uploaded. - Seller-10/17/2025 Counter-Received condo documentation-missing HOA questionnaire. - Due Diligence Vendor-10/13/2025 Ready for Review-Document Uploaded. please see attached - Seller-10/09/2025 Open-Subject Property is part of an HOA but the HOA Questionnaire Document is Missing. Must meet guidelines - Due Diligence Vendor-10/09/2025	Ready for Review-Document Uploaded. - Seller-10/17/2025 Ready for Review-Document Uploaded. please see attached - Seller-10/09/2025	Resolved-Received HOA questionnaire. - Due Diligence Vendor-10/20/2025	Months Reserves exceed minimum required - 124 months > 3 required Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 747 which exceeds the minimum of 680 On time mortgage history exceeds guideline requirement - Credit report reflects on time mortgage history for last 71 months Verified employment history exceeds guidelines - 20+ years verified		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5831233
793805	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0108	2025-10-08 20:57	2025-10-09 09:25	Waived	2 - Non-Material	C	B	Credit	Insurance	xxx Coverage not met	Waived-Originator exception granted to allow low xxx coverage. Non-material waiver applied with comp factors. Deemed non-material due to $59K short however project budget has over $100K in reserves. - Due Diligence Vendor-10/09/2025 Open-xxx Coverage not met. xxx insurance coverage equaling at least the sum of three months of assessments on all units in the project is required. $309,072 required vs $250k existing XXXX coverage. - Due Diligence Vendor-10/09/2025		Waived-Originator exception granted to allow low xxx coverage. Non-material waiver applied with comp factors. Deemed non-material due to $59K short however project budget has over $100K in reserves. - Due Diligence Vendor-10/09/2025	Months Reserves exceed minimum required - 124 months > 3 required Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 747 which exceeds the minimum of 680 On time mortgage history exceeds guideline requirement - Credit report reflects on time mortgage history for last 71 months Verified employment history exceeds guidelines - 20+ years verified	5+ year verified employment 3+ months reserves over required		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	5831256
793842	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1442	2025-10-08 19:21	2025-11-19 13:59	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Expired	Resolved-Received Updated Bank statement. - Due Diligence Vendor-11/19/2025
Ready for Review-Document Uploaded. Please see Updated with XXXX Verified assets $196,711.99 - Seller-11/18/2025
Counter-Asset documentation is 122 days from Note Date and does not meet guideline requirement of 120 days per guideline section 9 Assets.   - Due Diligence Vendor-10/13/2025
Ready for Review-Document Uploaded. please see attached NON QM guide for business assets - Seller-10/09/2025
Ready for Review-Document Uploaded. Business assets docs are to be dated within 60 days of the application date XXXX, XXXX acct XXXX is dated XXXX - Seller-10/09/2025
																							Open-Asset 1 Expired Bank statement are over 122 days old - Due Diligence Vendor-10/08/2025	Ready for Review-Document Uploaded. Please see Updated with XXXX Verified assets $196,711.99 - Seller-11/18/2025 Ready for Review-Document Uploaded. please see attached NON QM guide for business assets - Seller-10/09/2025 Ready for Review-Document Uploaded. Business assets docs are to be dated within 60 days of the application date XXXX, XXXX is dated XXXX - Seller-10/09/2025	Resolved-Received Updated Bank statement. - Due Diligence Vendor-11/19/2025	Verified employment history exceeds guidelines - 20+ years Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 747 which exceeds the minimum of 680 On time mortgage history exceeds guideline requirement - Credit report reflects on time mortgage history for last 71 months Months Reserves exceed minimum required - 125 months > 3 required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5830753
793842	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FPRO1255	2025-10-08 11:15	2025-10-20 14:40	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	HOA Questionnaire Document is Missing	Resolved-Received Condo Questionnaire. - Due Diligence Vendor-10/20/2025 Ready for Review-Document Uploaded. Please see attached, this was suppose to be in the docs previously uploaded. - Seller-10/17/2025 Counter-Received condo documentation-missing HOA Questionnaire. Finding remains. - Due Diligence Vendor-10/13/2025 Ready for Review-Document Uploaded. Please see attached - Seller-10/09/2025 Open-Subject Property is part of an HOA but the HOA Questionnaire Document is Missing. Must meet guides - Due Diligence Vendor-10/08/2025	Ready for Review-Document Uploaded. Please see attached, this was suppose to be in the docs previously uploaded. - Seller-10/17/2025 Ready for Review-Document Uploaded. Please see attached - Seller-10/09/2025	Resolved-Received Condo Questionnaire. - Due Diligence Vendor-10/20/2025	Verified employment history exceeds guidelines - 20+ years Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 747 which exceeds the minimum of 680 On time mortgage history exceeds guideline requirement - Credit report reflects on time mortgage history for last 71 months Months Reserves exceed minimum required - 125 months > 3 required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5820223
793842	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0108	2025-10-08 11:26	2025-10-09 09:01	Waived	2 - Non-Material	C	B	Credit	Insurance	xxx Coverage not met	Waived-Originator exception granted to allow short XXXX coverage. Non-material waiver applied with comp factors. Deemed non-material due to short $59K and project budget has over $100K in reserves - Due Diligence Vendor-10/09/2025 Open-XXXX Coverage not met. XXXX insurance coverage equaling at least the sum of three months of assessments on all units in the project is required. $309,072 required vs $250k existing XXXX coverage. - Due Diligence Vendor-10/08/2025		Waived-Originator exception granted to allow short xxx coverage. Non-material waiver applied with comp factors. Deemed non-material due to short $59K and project budget has over $100K in reserves - Due Diligence Vendor-10/09/2025	Verified employment history exceeds guidelines - 20+ years Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 747 which exceeds the minimum of 680 On time mortgage history exceeds guideline requirement - Credit report reflects on time mortgage history for last 71 months Months Reserves exceed minimum required - 125 months > 3 required	Reserves 3+ months 5+ years employment verified		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	5820797
800903	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated
836484	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0157	2025-11-06 10:23	2025-11-10 16:26	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not meet guideline requirements for loans listed for sale	Resolved-Confirmation of listing removal provided and confirmed property is not currently listed. - Due Diligence Vendor-11/10/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-11/06/2025 Open-Loan does not meet guideline requirements for loans listed for sale. appraisal shows subject listed on XXXX for $259,500. Reduced price 4 times (last sales price $219,000). Require evidence listing has expired or been removed. - Due Diligence Vendor-11/06/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-11/06/2025	Resolved-Confirmation of listing removal provided and confirmed property is not currently listed. - Due Diligence Vendor-11/10/2025	On time mortgage history exceeds guideline requirement - Borrower has 0x30x99 months mortgage history, up to 1x30x12 allowed. Months Reserves exceed minimum required - Required reserves is 3 months - actual is 60.76 months reserves.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6153492
840743	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
842547	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
846646	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE5774	2025-11-14 09:45	2026-01-21 10:21	Waived	2 - Non-Material	C	B	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Waived-Originator provided an Exception to approve the loan with XXXX due to the 2 available FICO scores are well above the qualifying score required, applied to non material finding with comp factors. - Due Diligence Vendor-11/24/2025 Ready for Review-Document Uploaded. Please see attached exception allowing loan to close with a Frozen Bureau - Seller-11/20/2025 Open-Borrower 1 Credit Report is Partially Present. Provide new tri-merged credit due to credit report freeze for XXXX. - Due Diligence Vendor-11/14/2025	Ready for Review-Document Uploaded. Please see attached exception allowing loan to close with a Frozen Bureau - Seller-11/20/2025	Waived-Originator provided an Exception to approve the loan with 1 Frozen Bureau due to the 2 available FICO scores are well above the qualifying score required, applied to non material finding with comp factors. - Due Diligence Vendor-11/24/2025	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 27.73 Required is 50.49 Borrower has 28.02 LTV is less than guideline maximum - Lender max LTV 60%, subject LTV 47.06% Required is 60 Borrower has 47.06 Qualifying FICO score is at least 20 points above minimum for program - Lender minimum FICO 640, borrower FICO 766 Required is 640 Borrower has 766	* LTV is 5% less than guideline maximum * Reserves 3+ months above minimum required	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	6252187
846646	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1510	2025-11-12 15:27	2025-11-19 15:34	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Manufactured Home Rider and Manufactured Home Affidavit of Affixation, - Due Diligence Vendor-11/19/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-11/17/2025 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Deed of trust indicates there should be a Manufactured Home Rider and Manufactured Home Affidavit of Affixation, which are both absent from the document. - Due Diligence Vendor-11/12/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-11/17/2025	Resolved-Received Manufactured Home Rider and Manufactured Home Affidavit of Affixation, - Due Diligence Vendor-11/19/2025	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 27.73 Required is 50.49 Borrower has 28.02 LTV is less than guideline maximum - Lender max LTV 60%, subject LTV 47.06% Required is 60 Borrower has 47.06 Qualifying FICO score is at least 20 points above minimum for program - Lender minimum FICO 640, borrower FICO 766 Required is 640 Borrower has 766		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6229053
846646	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE7497	2025-11-14 13:40	2025-11-19 15:31	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received Policy, review used the higher documented amount. - Due Diligence Vendor-11/19/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-11/17/2025 Open-Missing HOI from XXXX on property 3C to match amount collected on Final CD (HOI provided is from a different company w/a different premium amount). - Due Diligence Vendor-11/14/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-11/17/2025	Resolved-Received Policy, review used the higher documented amount. - Due Diligence Vendor-11/19/2025	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 27.73 Required is 50.49 Borrower has 28.02 LTV is less than guideline maximum - Lender max LTV 60%, subject LTV 47.06% Required is 60 Borrower has 47.06 Qualifying FICO score is at least 20 points above minimum for program - Lender minimum FICO 640, borrower FICO 766 Required is 640 Borrower has 766		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6257652
847602	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
853764	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
853796	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0108	2025-11-19 14:29	2026-01-12 13:18	Resolved	1 - Information	C	A	Credit	Insurance	xxx Coverage not met	Resolved-Received email to confirm Crime coverage - Due Diligence Vendor-01/12/2026
Ready for Review-Please see page 2 of the Master insurance Policy provided to you. It  shows xxx coverage for Crime under XXXX for Employee Theft for $1M coverage. Please escalate to management.  - Seller-01/08/2026
Counter-Director and Officer coverage can not be included in XXXX coverage.  It only covers the Directors and officer personally.  - Due Diligence Vendor-01/08/2026
Ready for Review-Document Uploaded. Please see attached page 2 of the Master Insurance Policy under crime. Employee Theft  has a $1M XXXX coverage in addition to the Directors and Officers xxx coverage with XXXX.  Please clear this finding.  - Seller-01/06/2026
Counter-xxx insurance coverage is insufficient-required coverage is $1,090,152 and only $1,000,000 reflecting.  Finding remains.  - Due Diligence Vendor-11/24/2025
Ready for Review-Document Uploaded. The assertion that “xxx Coverage is not met” is incorrect. Please note that the attached master insurance certificate demonstrates that Crime / Employee Dishonesty coverage (XXXX coverage) is in place under the Directors & Officers section of the policy.
While the certificate does not label the word “XXXX” explicitly, Employee Dishonesty / Crime coverage is the industry-standard equivalent of xxx coverage, and this coverage is included within the master policy provided.
Accordingly, the requirement for XXXX coverage is satisfied, and the attached certificate of liability insurance serves as the supporting evidence.
 - Seller-11/21/2025
Open-xxx Coverage not met. Missing evidence that the crime coverage on master policy includes XXXX coverage. - Due Diligence Vendor-11/19/2025	Ready for Review-Please see page 2 of the Master insurance Policy provided to you. It shows xxx coverage for Crime under XXXX for Employee Theft for $1M coverage. Please escalate to management. - Seller-01/08/2026
 Ready for Review-Document Uploaded. Please see attached page 2 of the Master Insurance Policy under crime. Employee Theft  has a $1M XXXX coverage in addition to the Directors and Officers XXXX coverage with XXXX.  Please clear this finding.  - Seller-01/06/2026
 Ready for Review-Document Uploaded. The assertion that “XXXX Coverage is not met” is incorrect. Please note that the attached master insurance certificate demonstrates that Crime / Employee Dishonesty coverage (xxx coverage) is in place under the Directors & Officers section of the policy.
While the certificate does not label the word “XXXX” explicitly, Employee Dishonesty / Crime coverage is the industry-standard equivalent of XXXX coverage, and this coverage is included within the master policy provided.
Accordingly, the requirement for xxx coverage is satisfied, and the attached certificate of liability insurance serves as the supporting evidence.
 - Seller-11/21/2025
																									Resolved-Received email to confirm Crime coverage - Due Diligence Vendor-01/12/2026	Months Reserves exceed minimum required - 2 months reserves PITIA and the borrower has 7 months. LTV is less than guideline maximum - Required is 70 Borrower has 60.47 LTV is 5% less than maximum allowed		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6309860
853796	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0700	2025-11-19 14:32	2025-12-03 11:34	Resolved	1 - Information	D	A	Credit	Missing Doc	Closing Detail Statement Document is Missing	Resolved-Received PCCD and acknowledgment. - Due Diligence Vendor-12/03/2025
Ready for Review-Document Uploaded. Please see attached proof of PCCD sent to Borrower via EDisclosure on XXXX and received on XXXX.  Please clear this finding.  - Seller-11/28/2025
Counter-Pending receipt of final, acknowledged PCCD.  - Due Diligence Vendor-11/24/2025
Ready for Review-Document Uploaded. Audit review of the PCCD XXX  a change in cash-out amount for the borrower and it was not acknowledged/signed by the borrower. Working on it. Please disregard previous rebuttal.  - Seller-11/21/2025
Ready for Review-Document Uploaded. I disagree. Please see attached Final CD dated  XXXX has the signature and closing details.  Please clear this finding.  - Seller-11/21/2025
																							Open-Closing Detail Statement Document is Missing and subject property is an Investment property. Latest CD dated XXXX is missing signature-audit used this CD for review. - Due Diligence Vendor-11/19/2025	Ready for Review-Document Uploaded. Please see attached proof of PCCD sent to Borrower via EDisclosure on XXXX and received on XXXX. Please clear this finding. - Seller-11/28/2025 Ready for Review-Document Uploaded. Audit review of the PCCD XXXX shows a change in cash-out amount for the borrower and it was not acknowledged/signed by the borrower. Working on it. Please disregard previous rebuttal. - Seller-11/21/2025 Ready for Review-Document Uploaded. I disagree. Please see attached Final CD dated XXXX has the signature and closing details. Please clear this finding. - Seller-11/21/2025	Resolved-Received PCCD and acknowledgment. - Due Diligence Vendor-12/03/2025	Months Reserves exceed minimum required - 2 months reserves PITIA and the borrower has 7 months. LTV is less than guideline maximum - Required is 70 Borrower has 60.47 LTV is 5% less than maximum allowed		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6309904
853796	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1498	2025-11-18 18:08	2025-11-24 14:41	Waived	2 - Non-Material	C	B	Credit	Eligibility	Borrower Rental Experience Insufficient per Guidelines (DSCR)	Waived-Originator exception granted to allow condo for first time investor. Non-material waiver applied with comp factors. Deemed non-material due to borrower has owned and made timely payments on subject for 7 months. - Due Diligence Vendor-11/19/2025 Open-Borrower Rental Experience Insufficient per Guidelines (DSCR Loan Type) First time investor (owned subject 8 months) only allowed on SFR properties only, subject is a condo - Due Diligence Vendor-11/18/2025		Waived-Originator exception granted to allow condo for first time investor. Non-material waiver applied with comp factors. Deemed non-material due to borrower has owned and made timely payments on subject for 7 months. - Due Diligence Vendor-11/19/2025	Months Reserves exceed minimum required - 2 months reserves PITIA and the borrower has 7 months. LTV is less than guideline maximum - Required is 70 Borrower has 60.47 LTV is 5% less than maximum allowed	LTV 5% less than max allowed Reserves 3+ months over minimum required.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	6296949
853796	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1232	2025-11-19 14:38	2025-11-19 14:48	Waived	2 - Non-Material	C	B	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Waived-Originator exception granted to allow < 1 DSCR. Non-material waiver applied with comp factors. Deemed non-material due to strong rental market and borrower has made timely payments on subject for 7 months. - Due Diligence Vendor-11/19/2025 Open-The Calculated DSCR of '0.479' is less than the minimum DSCR per lender guidelines of '1'. Considered first time investor has only owned the subject property 8 months. - Due Diligence Vendor-11/19/2025		Waived-Originator exception granted to allow < 1 DSCR. Non-material waiver applied with comp factors. Deemed non-material due to strong rental market and borrower has made timely payments on subject for 7 months. - Due Diligence Vendor-11/19/2025	Months Reserves exceed minimum required - 2 months reserves PITIA and the borrower has 7 months. LTV is less than guideline maximum - Required is 70 Borrower has 60.47 LTV is 5% less than maximum allowed	LTV 5% less than max allowed Reserves 3+ months over minimum required.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	6310036
857054	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE7009	2025-11-21 16:18	2026-01-29 15:50	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Updated HOI policy provided with increased coverage. - Due Diligence Vendor-01/29/2026
Ready for Review-The monthly Hazard insurance  changed to XXXX due to increased in insurance coverage to  $XXXX from $XXXX which  resulted to a DTI of 48.516 from 48.14 which is still below the max DTI of 50%. No issues found.  - Seller-01/29/2026
Ready for Review-Document Uploaded. Please see attached updated hazard insurance, PC 1003 and PC 1008. Please clear this finding.  - Seller-01/29/2026
																							Open-Insufficient Coverage Amount for Insured Subject Property. Insufficient hazard insurance coverage to cover both the first and second liens totaling XXXX. Policy reflects $XXXX. Additional conditions may apply. - Due Diligence Vendor-11/21/2025	Ready for Review-The monthly Hazard insurance changed to XXXX due to increased in insurance coverage to $XXXX from $XXXX which resulted to a DTI of 48.516 from 48.14 which is still below the max DTI of 50%. No issues found. - Seller-01/29/2026 Ready for Review-Document Uploaded. Please see attached updated hazard insurance, PC 1003 and PC 1008. Please clear this finding. - Seller-01/29/2026	Resolved-Updated HOI policy provided with increased coverage. - Due Diligence Vendor-01/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Guideline minimum FICO is 660. Borrower's qualifying FICO is 804. Required is 660 Borrower has 804 LTV is less than guideline maximum - Guideline maximum LTV is 85%. Subject LTV is 60%. Required is 85 Borrower has 60		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6347789
857054	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1150	2025-11-20 13:20	2026-01-09 09:19	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Subordination Agreement is Missing	Waived-Originator provided a waiver to approve with XXXX carryback loan , applied to non material finding with comp factors - Due Diligence Vendor-01/09/2026
Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with a Seller Carryback 2nd Lien - Seller-01/07/2026
Counter-Per guideline 3.9 - Secondary Financing - Private-party secondary financing not allowed - Due Diligence Vendor-12/01/2025
Ready for Review-Document Uploaded. This is a Purchase transaction so there wouldn't be anything to subordinate.  The 2nd lien would be recorded after the first when the purchase is complete.  Please note that section 3.9 pertains to refinance transactions and not purchases since it involves subordination of a current lien.  Please clear this finding.  - Seller-11/25/2025
																							Open-Missing Subordination Agreement Missing proof of Seller Carryback eligibility and Subordination Agreement. Guidelines state private-party secondary financing not allowed. Upon receipt, additional conditions may apply. - Due Diligence Vendor-11/20/2025	Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with a Seller Carryback 2nd Lien - Seller-01/07/2026 Ready for Review-Document Uploaded. This is a Purchase transaction so there wouldn't be anything to subordinate. The 2nd lien would be recorded after the first when the purchase is complete. Please note that section 3.9 pertains to refinance transactions and not purchases since it involves subordination of a current lien. Please clear this finding. - Seller-11/25/2025	Waived-Originator provided a waiver to approve with XXXX carryback loan , applied to non material finding with comp factors - Due Diligence Vendor-01/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Guideline minimum FICO is 660. Borrower's qualifying FICO is 804. Required is 660 Borrower has 804 LTV is less than guideline maximum - Guideline maximum LTV is 85%. Subject LTV is 60%. Required is 85 Borrower has 60	Qualifying FICO score is at least 20 points above minimum for program* Residual Income =/> 1.5 times $3,500 monthly residual income* Reserves 3+ months above minimum required* 5+ years Verified employment history exceeds guidelines	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	No	6328934
857054	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1505	2025-11-20 14:44	2025-12-11 15:09	Resolved	1 - Information	C	A	Credit	Eligibility	Tradelines do not meet Guideline Requirements	Resolved-Received confirmation IRS balance considered in DTI - Due Diligence Vendor-12/11/2025
Ready for Review-Please note that the Tax Liability was added to the DTI Calc as 5% of the amount due.  Proof of payment would not be required since the payment is added against their DTI ratio - Seller-12/09/2025
Counter-Credit tradelines met as 3 credit score.  Missing proof of XXXX tax liability paid as used in qualifying income.   - Due Diligence Vendor-12/03/2025
Ready for Review-Document Uploaded. Please see attached PC 1008 and PC 1003.  There is no proof provided in the file that the XXXX tax due of $2,358 was paid so we added this to the liabilities section. We used 5% of the XXXX personal income tax of $2,358 which amounts to $117.90 rounded off to $118. The resulting DTI is only 48.13% which is below the max allowable DTI of 50%. Please clear this finding.  - Seller-11/29/2025
Open-The Tradelines for the borrower(s) do not meet the guideline requirements. Provide proof that the Borrower's taxes owed on the 1040s are paid. Upon receipt, additional conditions may apply. - Due Diligence Vendor-11/20/2025	Ready for Review-Please note that the Tax Liability was added to the DTI Calc as 5% of the amount due. Proof of payment would not be required since the payment is added against their DTI ratio - Seller-12/09/2025
 Ready for Review-Document Uploaded. Please see attached PC 1008 and PC 1003.  There is no proof provided in the file that the 2024 tax due of $2,358 was paid so we added this to the liabilities section. We used 5% of the XXXX personal income tax of $2,358 which amounts to $117.90 rounded off to $118. The resulting DTI is only 48.13% which is below the max allowable DTI of 50%. Please clear this finding.  - Seller-11/29/2025
																									Resolved-Received confirmation XXXX balance considered in DTI - Due Diligence Vendor-12/11/2025	Qualifying FICO score is at least 20 points above minimum for program - Guideline minimum FICO is 660. Borrower's qualifying FICO is 804. Required is 660 Borrower has 804 LTV is less than guideline maximum - Guideline maximum LTV is 85%. Subject LTV is 60%. Required is 85 Borrower has 60		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6330593
857054	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1148	2025-11-20 13:20	2025-12-03 12:21	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received confirmation 2nd lien not considered. - Due Diligence Vendor-12/03/2025 Ready for Review-Document Uploaded. Please see attached ALTA Title report that covers the 2nd private lien of XXXX. Please clear this finding. - Seller-12/03/2025 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). Subject loan amount is XXXX. Piggyback second lien is XXXX. Title coverage amount is only $840,000, which does not cover the second lien. - Due Diligence Vendor-11/21/2025	Ready for Review-Document Uploaded. Please see attached ALTA Title report that covers the 2nd private lien of XXXX. Please clear this finding. - Seller-12/03/2025	Resolved-Received confirmation 2nd lien not considered. - Due Diligence Vendor-12/03/2025	Qualifying FICO score is at least 20 points above minimum for program - Guideline minimum FICO is 660. Borrower's qualifying FICO is 804. Required is 660 Borrower has 804 LTV is less than guideline maximum - Guideline maximum LTV is 85%. Subject LTV is 60%. Required is 85 Borrower has 60		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6328935
857054	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE8887	2025-11-26 08:23	2025-12-01 14:23	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved- XXXX and XXXX have same APN - showing Duplex - Due Diligence Vendor-12/01/2025
Ready for Review-XXXX – Document Uploaded. Schedule E property - XXXX shares the same APN of XXXX with the primary residence of XXXX. Please see attached property profile showing this property is a duplex and public search info doc. The legal address is XXXX is one of the units. Please clear this finding. - Seller-11/28/2025
																							Open-The Final 1003 is Incomplete Missing the property information in REO Section of the final 1003 for the property listed on the borrower's personal XXXX and XXXX 1040's. If borrower no longer owns this property, provide proof of the same. Upon receipt, additional conditions may apply. - Due Diligence Vendor-11/26/2025	Ready for Review-Wilfred Tomaneng – Document Uploaded. Schedule E property -XXXX shares the same APN of XXXXwith the primary residence of XXXX. Please see attached property profile showing this property is a duplex and public search info doc. The legal address is XXXX but XXXX is one of the units. Please clear this finding. - Seller-11/28/2025	Resolved- XXXX have same APN - showing Duplex - Due Diligence Vendor-12/01/2025	Qualifying FICO score is at least 20 points above minimum for program - Guideline minimum FICO is 660. Borrower's qualifying FICO is 804. Required is 660 Borrower has 804 LTV is less than guideline maximum - Guideline maximum LTV is 85%. Subject LTV is 60%. Required is 85 Borrower has 60		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6397694
864472	XXXX	XXXX	XXXX	C	B	C	A	B	B	A	A	Closed	FCRE9501	2025-12-19 13:47	2026-01-27 18:24	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Gift letter provided for $15,000. - Due Diligence Vendor-01/27/2026
Ready for Review-Document Uploaded. Please see attached Gift letter from sister's account for the $15K sent at closing. Please expedite for this to clear as soon as possible   - Seller-01/26/2026
Counter-Unable to Resolve.  $126,000 wire is sourced by Gift Letter.  File is missing source of additional $15,000 wire.  If gift please provide Gift Letter. - Due Diligence Vendor-01/07/2026
Ready for Review-Document Uploaded. Disagree, $15k EMD was received in XXXX... the wires at closing are dated XXXX & XXXX... please clear this as soon as possible.  - Seller-01/05/2026
Counter-Wire receipts for the Gift and EMD provided, however these assets have been included in the review of assets.  Additional assets are required. - Due Diligence Vendor-12/30/2025
Ready for Review-Document Uploaded. Please see attached the closing agent provided funds receipts of two wires of which an additional $15,000 wire was sent to cover the $14,667.59 shortage - Seller-12/26/2025
Counter-This is a different Finding - it is for Assets Post-Close amount is '$-14,667.59'. Assets are Insufficient.  When assets updated to new gift amount of $126,000 the Borrower is now short $-14,667.59 Funds to Close.  Per Final CD and Settlement Statement - Cash to Close = $XXXX and the Gift Wire = $126,000 - shortage = $14,667.59 - Due Diligence Vendor-12/23/2025
Ready for Review-Duplicate added finding, Please see prior defects, this was already resolved!... Please clear as soon as possible  - Seller-12/21/2025
Open-Total Qualified Assets Post-Close amount is '$-14667.59'. Assets are Insufficient. *New* Gift funds changed from $171,200 to $126k . - Due Diligence Vendor-12/19/2025	Ready for Review-Document Uploaded. Please see attached Gift letter from sister's account for the $15K sent at closing. Please expedite for this to clear as soon as possible - Seller-01/26/2026
 Ready for Review-Document Uploaded. Disagree, $15k EMD was received in XXXX... the wires at closing are dated XXXX... please clear this as soon as possible.  - Seller-01/05/2026
 Ready for Review-Document Uploaded. Please see attached the closing agent provided funds receipts of two wires of which an additional $15,000 wire was sent to cover the $14,667.59 shortage - Seller-12/26/2025
 Ready for Review-Duplicate added finding, Please see prior defects, this was already resolved!... Please clear as soon as possible  - Seller-12/21/2025
																									Resolved-Gift letter provided for $15,000. - Due Diligence Vendor-01/27/2026	Qualifying DTI below maximum allowed - DTI well below max amount allowable Required is 50 Borrower has 23.35 Qualifying FICO score is at least 20 points above minimum for program - Min FICO 680, Bwr FICO 724 Required is 680 Borrower has 724		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6710272
864472	XXXX	XXXX	XXXX	C	B	C	A	B	B	A	A	Closed	FCRE1479	2025-11-25 15:48	2025-12-19 13:47	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements	Resolved-Asset Record 1 Meets G/L Requirements - Due Diligence Vendor-12/19/2025
Ready for Review-Please escalate this for manager review, the gift letter meets all detail requirements. Lenders notes the gift funds were verified to be sufficient to close, the amount of gift funds are within the gift amount and not exceeding the terms stated on the gift letter. no further docs are needed, please clear - Seller-12/18/2025
Counter-Received proof of $126k gift-missing complete gift amount or corrected gift letter. - Due Diligence Vendor-12/11/2025
Ready for Review-Gift letters are acceptable for up to the amount being gifted. The full gift amount does not need to be wired at closing; only the amount necessary to close may be wired, provided it does not exceed the gift amount stated in the gift letter.
Attached is evidence of transferred funds totaling $126,000, which were wired to title/escrow from donor XXXX XXXX account ending in XXXX, as referenced in the gift letter indicating a gift of up to $171,200. - Seller-12/09/2025
Counter-Received proof of $126k gift-missing complete gift amount or corrected gift letter.  - Due Diligence Vendor-12/04/2025
Ready for Review-Document Uploaded. Lender notes the gift letters are acceptable for up to the amount being gifted, and full amounts of gift are not required to be wired at closing, but may wire up to gift amount as needed to close. Please see the attached evidence of transferred funds of $126,000 gift funds. These are the funds wired to title/escrow from the donor XXXX XXXX as stated on gift letter reflecting up to $171,200 gift funds. - Seller-12/02/2025
Open-Asset Record 1 Does Not Meet G/L Requirements Missing evidence of transfer of $171,200 gift funds to title/escrow. - Due Diligence Vendor-11/25/2025	Ready for Review-Please escalate this for manager review, the gift letter meets all detail requirements. Lenders notes the gift funds were verified to be sufficient to close, the amount of gift funds are within the gift amount and not exceeding the terms stated on the gift letter. no further docs are needed, please clear - Seller-12/18/2025
 Ready for Review-Gift letters are acceptable for up to the amount being gifted. The full gift amount does not need to be wired at closing; only the amount necessary to close may be wired, provided it does not exceed the gift amount stated in the gift letter.
Attached is evidence of transferred funds totaling $126,000, which were wired to title/escrow from donor XXXX account ending in XXXX, as referenced in the gift letter indicating a gift of up to $171,200. - Seller-12/09/2025
 Ready for Review-Document Uploaded. Lender notes the gift letters are acceptable for up to the amount being gifted, and full amounts of gift are not required to be wired at closing, but may wire up to gift amount as needed to close. Please see the attached evidence of transferred funds of $126,000 gift funds. These are the funds wired to title/escrow from the donor XXXX as stated on gift letter reflecting up to $171,200 gift funds. - Seller-12/02/2025
																									Resolved-Asset Record 1 Meets G/L Requirements - Due Diligence Vendor-12/19/2025	Qualifying DTI below maximum allowed - DTI well below max amount allowable Required is 50 Borrower has 23.35 Qualifying FICO score is at least 20 points above minimum for program - Min FICO 680, Bwr FICO 724 Required is 680 Borrower has 724		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6389508
864472	XXXX	XXXX	XXXX	C	B	C	A	B	B	A	A	Closed	FCOM1302	2025-11-24 16:22	2025-11-24 16:22	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Home Loan Toolkit Not Provided Within 3 Days of Application Date	Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '5'). -----Originator waiver applied to non-material findings. - Due Diligence Vendor-11/24/2025		Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '5'). -----Originator waiver applied to non-material findings. - Due Diligence Vendor-11/24/2025	Qualifying DTI below maximum allowed - DTI well below max amount allowable Required is 50 Borrower has 23.35 Qualifying FICO score is at least 20 points above minimum for program - Min FICO 680, Bwr FICO 724 Required is 680 Borrower has 724			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	6372083
864614	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCOM1227	2025-11-25 08:32	2026-01-13 14:35	Resolved	1 - Information	D	A	Credit	Missing Doc	PUD Rider is Missing	Resolved-Received corrective Mortgage w/PUD Rider. - Due Diligence Vendor-01/13/2026 Ready for Review-Document Uploaded. Please see attached corrected MTG DOT with legal - Seller-01/09/2026 Open-PUD Rider is Missing Per Appraisal this property is a PUD, title #17 Sch B has Restrictive Covenants - Due Diligence Vendor-11/25/2025	Ready for Review-Document Uploaded. Please see attached corrected MTG DOT with legal - Seller-01/09/2026	Resolved-Received corrective Mortgage w/PUD Rider. - Due Diligence Vendor-01/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 793 Min FICO is 680, borrowers mid score is 793 Months Reserves exceed minimum required - 86 months reserves exceeds 9 months required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6379821
864614	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1510	2025-11-25 07:51	2026-01-13 14:35	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received corrective Mortgage with Legal. - Due Diligence Vendor-01/13/2026 Ready for Review-Document Uploaded. Please see attached corrected Mtg DOT with Legal - Seller-01/09/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing EX A-Legal Description - Due Diligence Vendor-11/25/2025	Ready for Review-Document Uploaded. Please see attached corrected Mtg DOT with Legal - Seller-01/09/2026	Resolved-Received corrective Mortgage with Legal. - Due Diligence Vendor-01/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 793 Min FICO is 680, borrowers mid score is 793 Months Reserves exceed minimum required - 86 months reserves exceeds 9 months required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6379326
865384	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
871054	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1198	2025-12-02 12:35	2026-01-13 13:44	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received CD for cash out refinance of the primary residence. Audited Reserves of 34.92 month(s) are greater than or equal to Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-12/17/2025
Ready for Review-Document Uploaded. Document Uploaded. Please see attached Final CD on B1's primary residence showing cash to borrower for $XXXX and updated PC 1003. Also uploaded 12 months  payment history and New Deed of Trust for the borrower's primary residence at XXXX. - Seller-12/16/2025
																							Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 6 month(s) Insufficient Assets for reserves - Due Diligence Vendor-12/02/2025	Ready for Review-Document Uploaded. Document Uploaded. Please see attached Final CD on B1's primary residence showing cash to borrower for $XXXX and updated PC 1003. Also uploaded 12 months payment history and New Deed of Trust for the borrower's primary residence at XXXX. - Seller-12/16/2025	Resolved-Received CD for cash out refinance of the primary residence. Audited Reserves of 34.92 month(s) are greater than or equal to Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-12/17/2025	Verified employment history exceeds guidelines - 13 years same business Qualifying DTI below maximum allowed - 38.70% DTI is below max of 50%.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6449971
871054	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1193	2025-12-17 16:05	2026-01-13 13:44	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Received 1003, re-calculated subjects income. Audited DTI of 38.7% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-01/13/2026
Ready for Review-Document Uploaded. Please see  attached PC 1003 - section 4c. Please clear this finding.  - Seller-01/09/2026
Counter-Received notation rental income considered to offset subject property.  1003 received does not reflect rental income considered.  Provide complete 4c section for review.   - Due Diligence Vendor-01/09/2026
Ready for Review-I disagree. Your audit review reflecting negative rent  for subject property was not included is inaccurate. In accordance with Non-QM guidelines, rental income is determined by comparing market rent to the full monthly housing expense (PITI). The subject property reflects a market rent of $7,500.00 and a monthly PITI of $6,975.07, resulting in a positive net rental income of $524.93. As the rental income exceeds the housing expense, the property does not generate a rental loss, and therefore no negative rent applies. The rental income was correctly calculated and appropriately reflected in the loan file. Please clear this finding or escalate to management. - Seller-01/07/2026
Counter-Received Note, 1003, and 1008.  Audit review reflect negative rent for subject property not included.   - Due Diligence Vendor-12/29/2025
Ready for Review-Document Uploaded. I disagree. Please see attached PC 1003 and PC 1008 . The new monthly payment of $6,471.05 was added to the 1003 including HOI for XXXX and Taxes for XXXX totals to $8,598.91. We used the lower income of $31,889.93. Break down is $31,365  plus $524.93 - net rental income -subject property instead of your calculation of $32,408.36 and the resulting DTI is 39.981 which is way below the max DTI of 50%. Please clear this finding.   - Seller-12/23/2025
Open-Audited DTI of 60.85% exceeds Guideline DTI of 50% *New* Lender did not include the new monthly payment for the primary residence, in addition 1008 reflects an of 331,365.00. 1003 States $77k monthly income. Review income is $32,408.46. - Due Diligence Vendor-12/17/2025	Ready for Review-Document Uploaded. Please see attached PC 1003 - section 4c. Please clear this finding. - Seller-01/09/2026
 Ready for Review-I disagree. Your audit review reflecting negative rent  for subject property was not included is inaccurate. In accordance with Non-QM guidelines, rental income is determined by comparing market rent to the full monthly housing expense (PITI). The subject property reflects a market rent of $7,500.00 and a monthly PITI of $6,975.07, resulting in a positive net rental income of $524.93. As the rental income exceeds the housing expense, the property does not generate a rental loss, and therefore no negative rent applies. The rental income was correctly calculated and appropriately reflected in the loan file. Please clear this finding or escalate to management. - Seller-01/07/2026
 Ready for Review-Document Uploaded. I disagree. Please see attached PC 1003 and PC 1008 . The new monthly payment of $6,471.05 was added to the 1003 including HOI for XXXX and Taxes for XXXX totals to $8,598.91. We used the lower income of $31,889.93. Break down is $31,365  plus $524.93 - net rental income -subject property instead of your calculation of $32,408.36 and the resulting DTI is 39.981 which is way below the max DTI of 50%. Please clear this finding.   - Seller-12/23/2025
																									Resolved-Received 1003, re-calculated subjects income. Audited DTI of 38.7% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-01/13/2026	Verified employment history exceeds guidelines - 13 years same business Qualifying DTI below maximum allowed - 38.70% DTI is below max of 50%.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6670039
871054	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2025-12-02 12:06	2026-01-13 13:42	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received corrected final 1003 and payment history for primary. - Due Diligence Vendor-12/16/2025
Ready for Review-Document Uploaded.  - Seller-12/12/2025
Ready for Review-Document Uploaded. Please see attached 12 month payment history -XXXX for XXXX. REO 3a - XXXX is not the primary residence of the borrower but the business address of the borrower. The final 1003 provided is updated to show the correct primary residence at XXXX.  - Seller-12/12/2025
																							Open-Housing History Does Not Meet Guideline Requirements Missing 12 month housing pay history for primary on XXXX (listed as primary page 976) and missing 12 month housing pay history for REO 3a (XXXX). - Due Diligence Vendor-12/02/2025	Ready for Review-Document Uploaded. - Seller-12/12/2025 Ready for Review-Document Uploaded. Please see attached 12 month payment history -XXXX for XXXX. REO 3a - XXXX is not the primary residence of the borrower but the business address of the borrower. The final 1003 provided is updated to show the correct primary residence at XXXX - Seller-12/12/2025	Resolved-Received corrected final 1003 and payment history for primary. - Due Diligence Vendor-12/16/2025	Verified employment history exceeds guidelines - 13 years same business Qualifying DTI below maximum allowed - 38.70% DTI is below max of 50%.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6449280
871054	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2025-12-02 12:43	2025-12-17 16:07	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received PITIA for the primary residence. - Due Diligence Vendor-12/17/2025
Ready for Review-Document Uploaded. Please see attached Final CD and Updated PC 1003.  B1 got a secured loan with XXXX to do a cash-out refi on their Primary residence -XXXX which closed on XXXX. Proceeds from the cash-out refi were used to close the loan with XXXX for the purchase of an investment property which closed on XXXX. Please clear this finding.  - Seller-12/16/2025
Ready for Review-Document Uploaded. Please see attached HOI for XXXX.  - Seller-12/12/2025
Counter-Received mortgage payment, HOA, and Taxed.  Missing HOI for property.  - Due Diligence Vendor-12/05/2025
Ready for Review-Document Uploaded. Please see attached  PITIA for XXXX. Please clear this finding. - Seller-12/03/2025
																							Open-Missing PITIA info for REO listed on final 1003 (3a) - Due Diligence Vendor-12/02/2025	Ready for Review-Document Uploaded. Please see attached Final CD and Updated PC 1003. B1 got a secured loan with XXXX to do a cash-out refi on their Primary residence -XXXX which closed on XXXX. Proceeds from the cash-out refi were used to close the loan with XXXX for the purchase of an investment property which closed on XXXX. Please clear this finding. - Seller-12/16/2025 Ready for Review-Document Uploaded. Please see attached HOI for XXXX. - Seller-12/12/2025 Ready for Review-Document Uploaded. Please see attached PITIA for XXXX. Please clear this finding. - Seller-12/03/2025	Resolved-Received PITIA for the primary residence. - Due Diligence Vendor-12/17/2025	Verified employment history exceeds guidelines - 13 years same business Qualifying DTI below maximum allowed - 38.70% DTI is below max of 50%.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6450181
871054	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE9501	2025-12-02 12:10	2025-12-17 16:02	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received sufficient assets. Total Qualified Assets Post-Close are greater than $0. - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. Please see attached Final CD on B1's primary residence showing cash to borrower for $XXXX and updated PC 1003. - Seller-12/16/2025 Open-Total Qualified Assets Post-Close amount is '$-36378.2'. Assets are Insufficient. Insufficient funds to close - Due Diligence Vendor-12/02/2025	Ready for Review-Document Uploaded. Please see attached Final CD on B1's primary residence showing cash to borrower for $XXXX and updated PC 1003. - Seller-12/16/2025	Resolved-Received sufficient assets. Total Qualified Assets Post-Close are greater than $0. - Due Diligence Vendor-04/07/2026	Verified employment history exceeds guidelines - 13 years same business Qualifying DTI below maximum allowed - 38.70% DTI is below max of 50%.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6449406
876303	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE8887	2025-12-05 11:54	2026-01-15 14:32	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Received Affidavit of Notary Correction. - Due Diligence Vendor-01/15/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/14/2026 Open-Final App signed 11/20 Notary on file dated prior(XXXX) to Note & Sec Inst(XXXX) - Due Diligence Vendor-12/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-01/14/2026	Resolved-Received Affidavit of Notary Correction. - Due Diligence Vendor-01/15/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 809 LTV is less than guideline maximum - Required is 75 Borrower has 60		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6505643
876303	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0177	2025-12-04 11:11	2025-12-12 12:11	Resolved	1 - Information	D	A	Credit	Eligibility	Missing Third Party Market Rent Source	Resolved-Received 1007 with STR estimate. - Due Diligence Vendor-12/09/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-12/05/2025 Open-Missing Third Party Market Rent Source Missing STR analysis - Due Diligence Vendor-12/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-12/05/2025	Resolved-Received 1007 with STR estimate. - Due Diligence Vendor-12/09/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 809 LTV is less than guideline maximum - Required is 75 Borrower has 60		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6484610
883223	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE8701	2025-12-09 11:18	2025-12-22 12:37	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Missing	Resolved-Received EIN. - Due Diligence Vendor-12/22/2025 Ready for Review-Document Uploaded. Please see attached EIN - Seller-12/19/2025 Open-The Business Entity Formation Document is Missing. Investor to review and approve all Entity documentation. Missing EIN for XXXX. - Due Diligence Vendor-12/09/2025	Ready for Review-Document Uploaded. Please see attached EIN - Seller-12/19/2025	Resolved-Received EIN. - Due Diligence Vendor-12/22/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less--- Borrower's DSCR %1.473 & min is 0 Required is 0 Borrower has 1.473 LTV is less than guideline maximum - Max LTV is 65 Borrower has 53.92 Required is 85 Borrower has 53.92 DSCR % greater than 1.20 - DSCR % greater than 1.20---Borrower has 1.473 Required is 0 Borrower has 1.473 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 600 Borrower has 752 Required is 600 Borrower has 752		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6548396
883223	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1204	2025-12-09 12:01	2025-12-22 12:35	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received fraud report with all high and medium alerts addressed. - Due Diligence Vendor-12/22/2025 Ready for Review-Document Uploaded. Please see attached cleared alerts - Seller-12/20/2025 Open-Fraud Report Shows Uncleared Alerts Missing the final Fraud Report with all/ any deficiencies or red flags noted cleared and documented. - Due Diligence Vendor-12/09/2025	Ready for Review-Document Uploaded. Please see attached cleared alerts - Seller-12/20/2025	Resolved-Received fraud report with all high and medium alerts addressed. - Due Diligence Vendor-12/22/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less--- Borrower's DSCR %1.473 & min is 0 Required is 0 Borrower has 1.473 LTV is less than guideline maximum - Max LTV is 65 Borrower has 53.92 Required is 85 Borrower has 53.92 DSCR % greater than 1.20 - DSCR % greater than 1.20---Borrower has 1.473 Required is 0 Borrower has 1.473 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 600 Borrower has 752 Required is 600 Borrower has 752		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6550457
883226	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1506	2025-12-10 13:29	2026-02-03 17:33	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received income documents. The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. The requested documents were included in the delivered loan file. Please refer to page 199-216 and attached herein. - Seller-12/10/2025 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Pending income documents - Due Diligence Vendor-12/10/2025	Ready for Review-Document Uploaded. The requested documents were included in the delivered loan file. Please refer to page 199-216 and attached herein. - Seller-12/10/2025	Resolved-Received income documents. The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-04/07/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.03 Required is 50 Borrower has 35.03 LTV is less than guideline maximum - Required is 80 Borrower has 74.27 Required is 80 Borrower has 74.27 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 747 Required is 680 Borrower has 747		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	6571273
883226	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7805	2025-12-09 13:20	2025-12-12 13:58	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Income - Bank Statements	Resolved-Upon further review, the loan file contained all required asset documentation. - Due Diligence Vendor-12/12/2025 Ready for Review-Document Uploaded. The requested documents were included in the delivered loan file. Please refer to page 199-216 and attached herein. - Seller-12/10/2025 Open-Missing 2 bank statements for XXXX per GL 3 months required - Due Diligence Vendor-12/09/2025	Ready for Review-Document Uploaded. The requested documents were included in the delivered loan file. Please refer to page 199-216 and attached herein. - Seller-12/10/2025	Resolved-Upon further review, the loan file contained all required asset documentation. - Due Diligence Vendor-12/12/2025	Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.03 Required is 50 Borrower has 35.03 LTV is less than guideline maximum - Required is 80 Borrower has 74.27 Required is 80 Borrower has 74.27 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 747 Required is 680 Borrower has 747		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	6552717
883226	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE5790	2025-12-09 12:59	2025-12-12 13:56	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-Received UDM - Due Diligence Vendor-12/12/2025 Ready for Review-Document Uploaded. The Final DV delivered with the loan file had the UDM monitoring started on XXXX, which is within 10 days of note/closing. Please refer to page 13 of the attached DV - Seller-12/10/2025 Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). - Due Diligence Vendor-12/10/2025	Ready for Review-Document Uploaded. The Final DV delivered with the loan file had the UDM monitoring started on XXXX, which is within 10 days of note/closing. Please refer to page 13 of the attached DV - Seller-12/10/2025	Resolved-Received UDM - Due Diligence Vendor-12/12/2025	Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.03 Required is 50 Borrower has 35.03 LTV is less than guideline maximum - Required is 80 Borrower has 74.27 Required is 80 Borrower has 74.27 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 747 Required is 680 Borrower has 747		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	6552075
888297	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2025-12-12 14:32	2026-01-15 14:49	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Upon further review, the approved Matrix dated XXXX 6 months reserves required. Audited Reserves of 6.78 month(s) are greater than or equal to Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-01/15/2026
Ready for Review-Document Uploaded. Defect is not Valid, Please escalate this concern to upper management....  - Seller-01/13/2026
Counter-Received Matrix reflecting ltv greater than 85% requires 12 months reserves.  Finding remains.  - Due Diligence Vendor-01/08/2026
Ready for Review-Disagree, the Lock date determines which Matrix is used for qualifying purposes (loan is locked XXXX). Lender notes the subject loan’s product is XXXX - Alt / Full 30 Yr Fixed- Alt / Full 30 Yr Fixed *** 12mo Bank stmt, for PURCHASE of PRIMARY **** Subject LTV is at 90% (>85%LTV)***, the LTV requires 6 months reserves due to the XXXX Matrix reads as follows: 6 Months > 85% LTV. Screenshot has been provided and matrix also uploaded according to locked date of XXXX. Please escalate for manager review
 - Seller-01/06/2026
Counter-Matrix dated XXXX provided, however the loan was submitted with XXXX Matrix.  Please note both the XXXX and XXXX requires 12 months reserves based on the LTV. - Due Diligence Vendor-12/31/2025
Ready for Review-Document Uploaded.  - Seller-12/29/2025
Counter-We can not clear findings with guidelines/matrix received through stip clearing. Provide updated guidelines through required channel as we do not have access to the XXXX Matrix to comply with request.  - Due Diligence Vendor-12/24/2025
Ready for Review-Document Uploaded. Please escalate for manager review and not just counter… the 6.30 matrix TPR audit used is outdated, this loan complies to the Matrix associated to XXXX.…. Please rush and clear as soon as possible ***Turn times are essential for business continuity  - Seller-12/21/2025
Counter-Received Matrix.  Date of Matrix undetermined.   Audit used matrix dated XXXX that requires 12 months for LTV >85%. (None for ≤ 75% LTV, 6 Months for > 75% LTV, 12 Months > 85% LTV, 12 Months for < 620 FICO) - Due Diligence Vendor-12/17/2025
Ready for Review-Document Uploaded. Please see attached XXXX Matrix requires 6 months reserves not 12 months. Also, Lender notes FTC $64,080.66 (After EMD $10k) + @6 mo reserves $31,110.54 = total $95,191.20 is less than :
Verified funds $100,405.21 (is sufficient to cover the total required funds )

 - Seller-12/16/2025
Open-Audited Reserves of 6.78 month(s) are less than Guideline Required Reserves of 12 month(s) Audited Reserves of 6.86 month(s) are less than Guideline Required Reserves of 12 month(s). 12 months required for >85% LTV. - Due Diligence Vendor-12/12/2025	Ready for Review-Document Uploaded. Defect is not Valid, Please escalate this concern to upper management.... - Seller-01/13/2026
 Ready for Review-Disagree, the Lock date determines which Matrix is used for qualifying purposes (loan is locked XXXX). Lender notes the subject loan’s product is XXXX - Alt / Full 30 Yr Fixed- Alt / Full 30 Yr Fixed *** 12mo Bank stmt, for PURCHASE of PRIMARY **** Subject LTV is at 90% (>85%LTV)***, the LTV requires 6 months reserves due to the XXXX Matrix reads as follows: 6 Months > 85% LTV. Screenshot has been provided and matrix also uploaded according to locked date of XXXX. Please escalate for manager review
 - Seller-01/06/2026
 Ready for Review-Document Uploaded.  - Seller-12/29/2025
 Ready for Review-Document Uploaded. Please escalate for manager review and not just counter… the 6.30 matrix TPR audit used is outdated, this loan complies to the Matrix associated to XXXX.…. Please rush and clear as soon as possible ***Turn times are essential for business continuity  - Seller-12/21/2025
 Ready for Review-Document Uploaded. Please see attached XXXX Matrix requires 6 months reserves not 12 months. Also, Lender notes FTC $64,080.66 (After EMD $10k) + @6 mo reserves $31,110.54 = total $95,191.20 is less than :
Verified funds $100,405.21 (is sufficient to cover the total required funds )

 - Seller-12/16/2025
																									Resolved-Upon further review, the approved Matrix dated XXXX 6 months reserves required. Audited Reserves of 6.78 month(s) are greater than or equal to Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-01/15/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700. Borrower has 736. Required is 700 Borrower has 736 Qualifying DTI below maximum allowed - DTI Required is 50.49%. Borrower has 45.19%. Required is 50.49 Borrower has 45.44		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6607232
888297	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2025-12-15 12:15	2025-12-31 13:49	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-12/31/2025
Ready for Review-Document Uploaded. please see attached updated DataVerify - Seller-12/29/2025
Counter-Provide evidence Seller is not on XXXX list. - Due Diligence Vendor-12/24/2025
Ready for Review-Please clear as soon as possible...  Additional request for updated fraud report is not valid, please escalate for manager review.  - Seller-12/21/2025
Counter-Received Sam.  Missing Fraud report reflecting all parties included in Loan Participant Analysis.  - Due Diligence Vendor-12/17/2025
Ready for Review-Document Uploaded. Please see attached  - Seller-12/16/2025
																							Open-All Interested Parties Not Checked with Exclusionary Lists Appraiser, seller, and settlement agent are missing from the loan participants list. - Due Diligence Vendor-12/15/2025	Ready for Review-Document Uploaded. please see attached updated XXXX - Seller-12/29/2025 Ready for Review-Please clear as soon as possible... Additional request for updated fraud report is not valid, please escalate for manager review. - Seller-12/21/2025 Ready for Review-Document Uploaded. Please see attached - Seller-12/16/2025	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-12/31/2025	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700. Borrower has 736. Required is 700 Borrower has 736 Qualifying DTI below maximum allowed - DTI Required is 50.49%. Borrower has 45.19%. Required is 50.49 Borrower has 45.44		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6626693
890290	XXXX	XXXX	XXXX	C	B	C	A	A	A	C	B	Closed	FCRE1440	2025-12-12 13:42	2026-01-13 15:16	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Credit supplement shows 0x30x11 and proof of XXXX payment was provided and paid XXXX. The borrower has no late payments in the last 12 months. - Due Diligence Vendor-01/13/2026
Counter-Credit report reflects 2x30 XXXX, application date XXXX.  Lender exception noted in the comments indicating Velvet XXXX does not allow any 30 day lates in last 12 months, however; there was no evidence of the approved exception on file. (partial pg 414) Review has not received confirmation of 12 months 0x30 for subject mortgage.   - Due Diligence Vendor-01/12/2026
Ready for Review-I disagree. The audit finding indicates the credit report reflects 2x30x12 and therefore remains; however, this determination is not supported by the credit report. The credit report reflects only one 30-day late mortgage payment in XXXX. There are no late payments reported in XXXX, and the borrower’s XXXX mortgage payment was made in XXXX, evidencing timely payment history. In accordance with Non-QM guidelines, the borrower does not demonstrate two 30-day late payments within the most recent 12-month period. As such, the 2x30x12 designation is inaccurate, and the finding should be cleared. Please clear this finding or escalate to management.  - Seller-01/07/2026
Counter-No new upload received.  Finding remains.   - Due Diligence Vendor-01/02/2026
Ready for Review-Credit report is reflecting 2x30x12. Finding remains. - Due Diligence Vendor-12/30/2025
Ready for Review-I disagree. Credit report clearly shows the last 30 days late was only  in XXXX and none in XXXX as noted in the credit report.  The mortgage statement  showing due date of XXXX was paid in advance  on XXXX thus making it 0 x 30 x 12 for XXXX.  Please clear this finding or escalate to management.  - Seller-12/28/2025
Counter-Credit report is reflecting 2x30x12.  Finding remains. - Due Diligence Vendor-12/24/2025
Ready for Review-Document Uploaded. I disagree. Please see attached XXXX mortgage payment made on XXXX  thus there is no late payment from XXXX to XXXX which shows 0 x 30 x 12 housing payment history.  Please clear this finding.  - Seller-12/23/2025
Open-Housing History Does Not Meet Guideline Requirements Lender exception noted in the comments indicating XXXX does not allow any 30 day lates in last 12 months, however; there was no evidence of the approved exception on file. (partial pg 414) - Due Diligence Vendor-12/12/2025	Ready for Review-I disagree. The audit finding indicates the credit report reflects 2x30x12 and therefore remains; however, this determination is not supported by the credit report. The credit report reflects only one 30-day late mortgage payment in XXXX. There are no late payments reported in XXXX, and the borrower’s XXXX mortgage payment was made in XXXX, evidencing timely payment history. In accordance with Non-QM guidelines, the borrower does not demonstrate two 30-day late payments within the most recent 12-month period. As such, the 2x30x12 designation is inaccurate, and the finding should be cleared. Please clear this finding or escalate to management. - Seller-01/07/2026
 Ready for Review-I disagree. Credit report clearly shows the last 30 days late was only  in XXXX and none in XXXX as noted in the credit report.  The mortgage statement  showing due date of XXXX was paid in advance  on XXXX thus making it 0 x 30 x 12 for XXXX.  Please clear this finding or escalate to management.  - Seller-12/28/2025
 Ready for Review-Document Uploaded. I disagree. Please see attached XXXX mortgage payment made on XXXX  thus there is no late payment from XXXX to XXXX which shows 0 x 30 x 12 housing payment history.  Please clear this finding.  - Seller-12/23/2025
																									Resolved-Credit supplement shows 0x30x11 and proof of XXXX payment was provided and paid XXXX. The borrower has no late payments in the last 12 months. - Due Diligence Vendor-01/13/2026	Months Reserves exceed minimum required - 8.71 mths reserves; 6 mths required. Qualifying FICO score is at least 20 points above minimum for program - Min FICO 680, Bwr FICO 724 Required is 680 Borrower has 724		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6606177
890290	XXXX	XXXX	XXXX	C	B	C	A	A	A	C	B	Closed	FPRO0025	2025-12-12 13:19	2025-12-24 14:13	Resolved	1 - Information	C	A	Property	Property Issue	Smoke Detector/Carbon Monoxide detector has issues	Resolved-Upon further review, interior inspection appraisal did not Note any deficiencies. - Due Diligence Vendor-12/24/2025
Ready for Review-Also the document you are referencing is our request for the BPO and since the BPO's are external only, this would not apply.  As for the appraisal report, XXXX only requires Appraiser to comment on items that are deficient. Since th Appraiser did not comment, then it is implied that the detectors are installed.  Please clear this finding.  - Seller-12/23/2025
Ready for Review-Please note that page 275 indicating appraiser must provide photos or comment that CO2 & smoke detectors are installed was done on XXXX  while the appraisal report was done on XXXX thus the appraiser had no knowledge of this comments from XXXX report.  Also XXXX does not require appraisers to comment on the presence or absence of carbon monoxide (CO) detectors. FNMA only requires appraisers to report observable physical deficiencies that affect safety, soundness or marketability. Thus if there are no comments from the appraiser then it is assumed that there  is no issue with the CO2 and smoke detectors. CO detectors fall under local/state code compliance which is the lender's responsibility- not the appraiser's.  Please clear this finding. - Seller-12/23/2025
Open-Comments (pg 275) indicated the appraiser must provide photos or comment that CO2 & Smoke detectors are installed. There was no evidence to indicate that was resolved. - Due Diligence Vendor-12/12/2025	Ready for Review-Also the document you are referencing is our request for the BPO and since the BPO's are external only, this would not apply. As for the appraisal report, XXXX only requires Appraiser to comment on items that are deficient. Since th Appraiser did not comment, then it is implied that the detectors are installed. Please clear this finding. - Seller-12/23/2025
 Ready for Review-Please note that page 275 indicating appraiser must provide photos or comment that CO2 & smoke detectors are installed was done on XXXX  while the appraisal report was done on XXXX thus the appraiser had no knowledge of this comments from XXXX report.  Also XXXX does not require appraisers to comment on the presence or absence of carbon monoxide (CO) detectors. XXXX only requires appraisers to report observable physical deficiencies that affect safety, soundness or marketability. Thus if there are no comments from the appraiser then it is assumed that there  is no issue with the CO2 and smoke detectors. CO detectors fall under local/state code compliance which is the lender's responsibility- not the appraiser's.  Please clear this finding. - Seller-12/23/2025
																									Resolved-Upon further review, interior inspection appraisal did not Note any deficiencies. - Due Diligence Vendor-12/24/2025	Months Reserves exceed minimum required - 8.71 mths reserves; 6 mths required. Qualifying FICO score is at least 20 points above minimum for program - Min FICO 680, Bwr FICO 724 Required is 680 Borrower has 724			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6605607
890290	XXXX	XXXX	XXXX	C	B	C	A	A	A	C	B	Closed	FPRO1251	2025-12-12 14:07	2025-12-18 15:22	Waived	2 - Non-Material	C	B	Property	Property Issue	Property Zoning Does Not Meet Program Requirements	Waived-Originator provided a waiver for zoning, applied to non material finding with comp factors - Due Diligence Vendor-12/18/2025 Ready for Review-Document Uploaded. Please see attached approved Exception Request form for commercial zoned property. - Seller-12/16/2025 Open-Comments referenced a lender exception in regards to the subject property zone, however; there was no evidence of the approved exception on file. (partial on pg 416) - Due Diligence Vendor-12/12/2025	Ready for Review-Document Uploaded. Please see attached approved Exception Request form for commercial zoned property. - Seller-12/16/2025	Waived-Originator provided a waiver for zoning, applied to non material finding with comp factors - Due Diligence Vendor-12/18/2025	Months Reserves exceed minimum required - 8.71 mths reserves; 6 mths required. Qualifying FICO score is at least 20 points above minimum for program - Min FICO 680, Bwr FICO 724 Required is 680 Borrower has 724	720 fico -70% ltv 12 month reserves	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	No	6606687
891747	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
915966	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1455	2026-01-07 16:25	2026-02-03 11:08	Waived	2 - Non-Material	C	B	Credit	Assets	Asset 1 Less Than 2 Months Verified	Waived-Originator waiver applied to non material finding with comp factors. XXXX account XXXX does not meet guide 7.1 as documentation is not a VOD. Deemed non-material due to account opened after application date with evidence borrowers own business account is in.
 - Due Diligence Vendor-02/03/2026
Ready for Review-Your finding related to XXXX is not applicable based on the timing requirements of Guide 7.1.
Per Guide 7.1 – Verification of Assets, lenders must obtain complete copies of bank statements covering the most recent 30 days prior to the application date.  Summary statement is not acceptable.  Accounts that did not exist during this required 30-day period cannot be subject to this requirement.
The loan application date is XXXX. XXXXwas opened on XXXX, which is after the application date. As such, this account did not exist during the most recent 30 days prior to the application date and is outside the scope of Guide 7.1’s documentation requirements.
The asset used to meet verification requirements is a XXXX account. A complete XXXX bank statement covering the period from XXXX through XXXX was provided in the loan file. This statement:
• Falls within the most recent 30 days prior to the application date
• Includes full transaction history
• Is a complete statement, not a summary page
• Reflects an ending balance of $5,902.47
Accordingly, the documentation provided satisfies the requirements of Guide 7.1. The XXXX does not require a 30-day bank statement, and the finding should be cleared or escalate to management.
 - Seller-01/29/2026
Counter-Received the Account verification for XXXX.  The verification does not list a balance for the account and the account statement only covers 1 day (XXXX).  Missing the 30 day account statement required by the guidelines for the XXXX. - Due Diligence Vendor-01/29/2026
Ready for Review-Document Uploaded. Per Guide 7.1 – Verification of Assets, the requirement is to provide complete copies of bank statements from the most recent 30 days prior to the application date; a summary statement is not acceptable.
• The loan application date is XXXX. A complete XXXX bank statement covering the period XXXX through XXXX, with an ending balance of $5,902.47, was provided in the loan file. This statement falls within the most recent 30 days prior to the application date and includes full transaction details, not a summary page.
• Accordingly, the documentation provided meets the requirements of Guide 7.1. Please see the attached XXXX statement.
 - Seller-01/26/2026
Counter-Received Guide 7.1.  Review of guideline provided reflect "Complete copies of bank statements or investment portfolio statements from the most recent
30 days prior to the application date. Summary statement is not acceptable" - Due Diligence Vendor-01/26/2026
Ready for Review-The VOD and accompanying account summary provided in the loan file meet the documentation requirements for verifying the borrower’s assets. While the VOD did not list a current balance, the summary included in the file does reflect the account balance and supports the asset amount used in underwriting. Together, these documents provide a complete and accurate verification of funds.
The guideline requires either a complete account statement or a VOD that reflects the balance. In this case, the combination of the VOD and the account summary satisfies the intent of the guideline by clearly documenting the account ownership, account type, and available balance. No conflicting information is present, and the verified funds were appropriately considered in the loan decision.
Based on the documentation provided, we respectfully request reconsideration and removal of this finding.
 - Seller-01/23/2026
Counter-Received VOD and summary.  Account verification in file did not reflect a balance and guideline require a complete statement or VOD reflecting balance.  - Due Diligence Vendor-01/21/2026
Ready for Review-Please note that account was opened only on XXXX per VOD dated XXXX.  - Seller-01/17/2026
Ready for Review-Document Uploaded. See attached VOD and Statement.  - Seller-01/17/2026
Counter-Received summary statement only.  Asset must meet requirements of 7..1 complete copy of  bk statement for most recent 30 days Or VOD.   - Due Diligence Vendor-01/10/2026
Ready for Review-Document Uploaded. I disagree. DSCR eligibility Guide  Section 7.1 Verification  of Assets  states - May use any of the following for asset verification - VOD completed by the verifying financial institution  (XXXX form 1006) or equivalent - 2 month average not required or complete bank copies of bank statements from the most  recent 30 days prior to the application date. This means there is a choice to what method to be used for asset verification. In this case, it was the VOD. A VOD completed by the verifying financial institution was provided in the file thus meeting the requirement for asset verification. No issues found. Please clear this finding or escalate to management.  - Seller-01/08/2026
Open-Asset 1 Less Than 2 Months Verified Guides require complete copies of bank statement from the most recent 30 days prior to the application date. Letter in file reflects the account was opened XXXX. Lender to provide an updated 30-day bank statement documenting sufficient funds for closing/reserves. - Due Diligence Vendor-01/07/2026	Ready for Review-Your finding related to XXXX is not applicable based on the timing requirements of Guide 7.1.
Per Guide 7.1 – Verification of Assets, lenders must obtain complete copies of bank statements covering the most recent 30 days prior to the application date.  Summary statement is not acceptable.  Accounts that did not exist during this required 30-day period cannot be subject to this requirement.
The loan application date is XXXX.XXXX was opened on XXXX, which is after the application date. As such, this account did not exist during the most recent 30 days prior to the application date and is outside the scope of Guide 7.1’s documentation requirements.
The asset used to meet verification requirements is a XXXX account. A complete XXXX bank statement covering the period from XXXX through XXXX was provided in the loan file. This statement:
• Falls within the most recent 30 days prior to the application date
• Includes full transaction history
• Is a complete statement, not a summary page
• Reflects an ending balance of $5,902.47
Accordingly, the documentation provided satisfies the requirements of Guide 7.1. The XXXX does not require a 30-day bank statement, and the finding should be cleared or escalate to management.
 - Seller-01/29/2026
 Ready for Review-Document Uploaded. Per Guide 7.1 – Verification of Assets, the requirement is to provide complete copies of bank statements from the most recent 30 days prior to the application date; a summary statement is not acceptable.
• The loan application date is XXXX. A complete XXXX bank statement covering the period XXXX through XXXX, with an ending balance of $5,902.47, was provided in the loan file. This statement falls within the most recent 30 days prior to the application date and includes full transaction details, not a summary page.
• Accordingly, the documentation provided meets the requirements of Guide 7.1. Please see the attached XXXX statement.
 - Seller-01/26/2026
 Ready for Review-The VOD and accompanying account summary provided in the loan file meet the documentation requirements for verifying the borrower’s assets. While the VOD did not list a current balance, the summary included in the file does reflect the account balance and supports the asset amount used in underwriting. Together, these documents provide a complete and accurate verification of funds.
The guideline requires either a complete account statement or a VOD that reflects the balance. In this case, the combination of the VOD and the account summary satisfies the intent of the guideline by clearly documenting the account ownership, account type, and available balance. No conflicting information is present, and the verified funds were appropriately considered in the loan decision.
Based on the documentation provided, we respectfully request reconsideration and removal of this finding.
 - Seller-01/23/2026
 Ready for Review-Please note that account was opened only on XXXX per VOD dated XXXX.  - Seller-01/17/2026
 Ready for Review-Document Uploaded. See attached VOD and Statement.  - Seller-01/17/2026
 Ready for Review-Document Uploaded. I disagree. DSCR eligibility Guide  Section 7.1 Verification  of Assets  states - May use any of the following for asset verification - VOD completed by the verifying financial institution  (XXXX form 1006) or equivalent - 2 month average not required or complete bank copies of bank statements from the most  recent 30 days prior to the application date. This means there is a choice to what method to be used for asset verification. In this case, it was the VOD. A VOD completed by the verifying financial institution was provided in the file thus meeting the requirement for asset verification. No issues found. Please clear this finding or escalate to management.  - Seller-01/08/2026
																									Waived-Originator waiver applied to non material finding with comp factors. XXXX does not meet guide 7.1 as documentation is not a VOD. Deemed non-material due to account opened after application date with evidence borrowers own business account is in. - Due Diligence Vendor-02/03/2026	Months Reserves exceed minimum required - Reserves in the amount of 54.85 months; 6 months required. LTV is less than guideline maximum - Required is 70 Borrower has 50		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	No	6968924
915966	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE8887	2026-01-07 16:35	2026-01-26 14:40	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Received updated 1003. - Due Diligence Vendor-01/26/2026
Ready for Review-Please see attached snippet of commercial loan application.  Please check the highlighted XXXX address on page 1 of the commercial loan application. Please clear this finding.  - Seller-01/23/2026
Ready for Review-Document Uploaded.  - Seller-01/22/2026
Counter-Received 1003. 1003 still not  reflecting XXXX address. - Due Diligence Vendor-01/21/2026
Ready for Review-Document Uploaded. See attached Final 1003 all pages. - Seller-01/17/2026
Counter-Received partial application.  Please provide full page application reflecting XXXX address.   - Due Diligence Vendor-01/10/2026
Ready for Review-Document Uploaded. I disagree. Please see attached 1003 applicant's info showing borrower is a foreign national whose present address is in XXXX.  Also, the full legal name is XXXXl as evidenced from XXXX statement, passport and visa. Please clear this finding. - Seller-01/08/2026
Open-The application must include the borrower’s full legal name, phone number, address including flat, floor, unit or house number, street name, city, province/state along with a postal code. - Due Diligence Vendor-01/07/2026	Ready for Review-Please see attached snippet of commercial loan application. Please check the highlighted XXXX address on page 1 of the commercial loan application. Please clear this finding. - Seller-01/23/2026
 Ready for Review-Document Uploaded.  - Seller-01/22/2026
 Ready for Review-Document Uploaded. See attached Final 1003 all pages. - Seller-01/17/2026
 Ready for Review-Document Uploaded. I disagree. Please see attached 1003 applicant's info showing borrower is a foreign national whose present address is in XXXX.  Also, the full legal name is XXXX as evidenced from XXXX statement, passport and XXXX. Please clear this finding. - Seller-01/08/2026
																									Resolved-Received updated 1003. - Due Diligence Vendor-01/26/2026	Months Reserves exceed minimum required - Reserves in the amount of 54.85 months; 6 months required. LTV is less than guideline maximum - Required is 70 Borrower has 50		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6969144
915966	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE8702	2026-01-07 17:13	2026-01-10 15:12	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Incomplete	Resolved-Received LLC Certificate of Authorization. - Due Diligence Vendor-01/10/2026 Ready for Review-Document Uploaded. Please see attached LLC Borrowing Certificate and Articles of Organization. Please clear this finding. - Seller-01/08/2026 Open-The Business Entity Formation Document is incomplete Missing the LLC's Certificate of Authorization (consent of members) for the person executing all documents on behalf of the Entity. - Due Diligence Vendor-01/07/2026	Ready for Review-Document Uploaded. Please see attached LLC Borrowing Certificate and Articles of Organization. Please clear this finding. - Seller-01/08/2026	Resolved-Received LLC Certificate of Authorization. - Due Diligence Vendor-01/10/2026	Months Reserves exceed minimum required - Reserves in the amount of 54.85 months; 6 months required. LTV is less than guideline maximum - Required is 70 Borrower has 50		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	6969854
930467	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0177	2026-01-14 12:43	2026-01-20 16:21	Resolved	1 - Information	D	A	Credit	Eligibility	Missing Third Party Market Rent Source	Resolved-Received Short Term Rental report reflecting Daily and Occupancy rate as required. - Due Diligence Vendor-01/20/2026
Ready for Review-Document Uploaded. We respectfully disagree. According to DSCR guidelines, section 3.4; An alternative market rent analysis similar to XXXX Form 1007/1025 is allowed. The delivered loan file included an STR Feasibility Report from Act Appraisal. - Seller-01/16/2026
																							Open-Missing Third Party Market Rent Source Provide 1007 , 12 months rental history from 3rd party management services or The most recent 12-month bank statements from the borrower evidencing short term rental deposits, XXXX not allowed on refinance only purchases. Additional findings may apply. - Due Diligence Vendor-01/15/2026	Ready for Review-Document Uploaded. We respectfully disagree. According to DSCR guidelines, section 3.4; An alternative market rent analysis similar to XXXX Form 1007/1025 is allowed. The delivered loan file included an STR Feasibility Report from Act Appraisal. - Seller-01/16/2026	Resolved-Received Short Term Rental report reflecting Daily and Occupancy rate as required. - Due Diligence Vendor-01/20/2026	Months Reserves exceed minimum required - 18 Months Reserves exceed 6 months minimum required Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 773 Required is 640 Borrower has 773		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7090237
964132	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE9501	2026-01-30 08:16	2026-02-25 12:33	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received additional Assets. - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-02/23/2026
Counter-Received Wire Receipt for closing funds.  Please provide the Bank Statement from XXXX. - Due Diligence Vendor-02/23/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-02/19/2026
Counter-Finding remains.. Client provided Matrix showing no reserves required which we are not showing any reserve requirement.  also provided QNB statements already in file. No new statements provided. Borrower still short funds to close. - Due Diligence Vendor-02/11/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-02/09/2026
Counter-Statement with an additional deposit of $34,783.00 provided.  Assets are calculating at $14,509.32 short to close. - Due Diligence Vendor-02/09/2026
Ready for Review-Document Uploaded. see attached.  - Seller-02/05/2026
Counter-QNB assets provided however they are dated prior to the XXXX Balance.  Finding remains.  - Due Diligence Vendor-02/05/2026
Ready for Review-Document Uploaded. See attached.  - Seller-02/03/2026
Counter-We are actually short to close by $49,292.32.  Available assets at closing is $522.41 (XXXX).  - Due Diligence Vendor-02/03/2026
Ready for Review-Document Uploaded. Reserves are not required. Please see attached applicable matrix. - Seller-01/30/2026
																							Open-Total Qualified Assets Post-Close amount is '$-49292.32'. Assets are Insufficient. Provide sufficient assets to meet total reserve requirements. - Due Diligence Vendor-01/30/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/23/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/19/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/09/2026 Ready for Review-Document Uploaded. see attached. - Seller-02/05/2026 Ready for Review-Document Uploaded. See attached. - Seller-02/03/2026 Ready for Review-Document Uploaded. Reserves are not required. Please see attached applicable matrix. - Seller-01/30/2026	Resolved-Received additional Assets. - Due Diligence Vendor-02/25/2026	LTV is less than guideline maximum - Required is 70 Borrower has 65 Required is 70 Borrower has 65 Long term residence - Borrower has resided at primary address on 1003 for 19 yrs		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7370418
965423	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
969615	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1143	2026-01-30 08:17	2026-02-09 07:43	Resolved	1 - Information	C	A	Credit	Eligibility	Builder in Control of the HOA	Resolved-Client provided information regarding the HOA Control. GL states The developer may be in control of the condo assoc as long as the master agreement provides for the homeowners to take control up a predetermined percent of unit sales - Due Diligence Vendor-02/09/2026 Ready for Review-Document Uploaded. - Seller-02/05/2026 Ready for Review-Please see attached email from HOA states "The HOA turnover occurs at 90% closed units. Best, XXXX Condo"*** HOA transfers at 90% - Seller-02/05/2026 Open-Builder is in control of HOA New Construction Built in XXXX. - Due Diligence Vendor-01/30/2026	Ready for Review-Document Uploaded. - Seller-02/05/2026 Ready for Review-Please see attached email from HOA states "The HOA turnover occurs at 90% closed units. XXXX Condo"*** HOA transfers at 90% - Seller-02/05/2026	Resolved-Client provided information regarding the HOA Control. GL states The developer may be in control of the condo assoc as long as the master agreement provides for the homeowners to take control up a predetermined percent of unit sales - Due Diligence Vendor-02/09/2026	Months Reserves exceed minimum required - Borrower has 413.06 months ; 2 months required. LTV is less than guideline maximum - LTV Required is 70% Borrower has 50%. Required is 70 Borrower has 50		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7370436
969615	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0108	2026-01-31 20:01	2026-02-09 07:37	Resolved	1 - Information	C	A	Credit	Insurance	xxx Coverage not met	Resolved-Received Master Policy that reflects sufficient coverage - Due Diligence Vendor-04/07/2026
Ready for Review-A mortgagee clause naming XXXX, or the servicer is not required for a master property insurance policy, - Seller-02/05/2026
Ready for Review-Document Uploaded. please see attached  - Seller-02/05/2026
Counter-Received master policy for XXXX.   - Due Diligence Vendor-02/04/2026
Ready for Review-Document Uploaded. Please see attached coverage with borrower's name and correct unit number  - Seller-02/02/2026
																							Open-xxx Coverage not met. Missing XXXX Coverage not met. - Due Diligence Vendor-02/01/2026	Ready for Review-A mortgagee clause naming XXXX Mortgage, or the servicer is not required for a master property insurance policy, - Seller-02/05/2026 Ready for Review-Document Uploaded. please see attached - Seller-02/05/2026 Ready for Review-Document Uploaded. Please see attached coverage with borrower's name and correct unit number - Seller-02/02/2026	Resolved-Received Master Policy that reflects sufficient coverage - Due Diligence Vendor-04/07/2026	Months Reserves exceed minimum required - Borrower has 413.06 months ; 2 months required. LTV is less than guideline maximum - LTV Required is 70% Borrower has 50%. Required is 70 Borrower has 50		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7388231
969615	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1174	2026-01-31 20:01	2026-02-09 07:37	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Partial	Resolved-Condo Master Insurance Policy is fully present - Due Diligence Vendor-02/09/2026
Ready for Review-A mortgagee clause naming XXXX, or the servicer is not required for a master property insurance policy, - Seller-02/05/2026
Ready for Review-Document Uploaded. please see attached  - Seller-02/05/2026
Counter-Received master policy for XXXX.   - Due Diligence Vendor-02/04/2026
Ready for Review-Document Uploaded. Please see attached coverage with borrower's name and correct unit number  - Seller-02/02/2026
																							Open-Condo Master Insurance Policy Partially Provided do not belong to our borrower, its a different borrower and a different loan number. - Due Diligence Vendor-02/01/2026	Ready for Review-A mortgagee clause naming XXXX Mortgage, or the servicer is not required for a master property insurance policy, - Seller-02/05/2026 Ready for Review-Document Uploaded. please see attached - Seller-02/05/2026 Ready for Review-Document Uploaded. Please see attached coverage with borrower's name and correct unit number - Seller-02/02/2026	Resolved-Condo Master Insurance Policy is fully present - Due Diligence Vendor-02/09/2026	Months Reserves exceed minimum required - Borrower has 413.06 months ; 2 months required. LTV is less than guideline maximum - LTV Required is 70% Borrower has 50%. Required is 70 Borrower has 50		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7388232
969782	XXXX	XXXX	XXXX	D	A	D	A	A	A	C	A	Closed	FCRE1174	2026-02-04 14:16	2026-02-09 07:48	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Partial	Resolved-Condo Master Insurance Policy is fully present - Due Diligence Vendor-02/09/2026 Ready for Review-Document Uploaded. Please see attached - Seller-02/05/2026 Open-Condo Master Insurance Policy Partially Provided Master Policy document does not reflect the correct loan number and unit number. - Due Diligence Vendor-02/04/2026	Ready for Review-Document Uploaded. Please see attached - Seller-02/05/2026	Resolved-Condo Master Insurance Policy is fully present - Due Diligence Vendor-02/09/2026	Months Reserves exceed minimum required - Borrower needs 6 mths reserves. Borrower has 491 mths in reserves. LTV is less than guideline maximum - Max LTV is 70 Borrower has 50 Required is 70 Borrower has 50		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7446321
969782	XXXX	XXXX	XXXX	D	A	D	A	A	A	C	A	Closed	FPRO0007	2026-02-04 13:39	2026-02-09 07:46	Resolved	1 - Information	C	A	Property	Property	Condo Warrantable Comment Check	Resolved-Client provided Email confirming HOA turnover will occur at 90% closed units. . GL states The developer may be in control of the condo association as long as the master agreement provides for the homeowners to take control up a predetermined percent of unit sales or within a defined time period. - Due Diligence Vendor-02/09/2026
Ready for Review-Document Uploaded. Please see attached email from HOA states "The HOA turnover occurs at 90% closed units. Best, XXXX" - Seller-02/05/2026
																							Open-Make sure guides/matrix are verified and meet for this type of condo. If Condo Project is Not Warrantable ensure comment is left in comment box. Missing the date that the HOA Control from the Developer will be transferred over to the Unit Owners. Without this information, this condo is not acceptable as a Non Warrantable Condo. Upon receipt, additional information maybe required. - Due Diligence Vendor-02/04/2026	Ready for Review-Document Uploaded. Please see attached email from HOA states "The HOA turnover occurs at 90% closed units. XXXX Condo" - Seller-02/05/2026	Resolved-Client provided Email confirming HOA turnover will occur at 90% closed units. . GL states The developer may be in control of the condo association as long as the master agreement provides for the homeowners to take control up a predetermined percent of unit sales or within a defined time period. - Due Diligence Vendor-02/09/2026	Months Reserves exceed minimum required - Borrower needs 6 mths reserves. Borrower has 491 mths in reserves. LTV is less than guideline maximum - Max LTV is 70 Borrower has 50 Required is 70 Borrower has 50		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7445454
971968	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
974898	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0184	2026-02-02 14:34	2026-02-06 10:04	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-Received business purpose affidavit confirming business use of funds. - Due Diligence Vendor-02/06/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/05/2026 Open-Missing Cash-out Letter on a Business Purpose Loan. - Due Diligence Vendor-02/02/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/05/2026	Resolved-Received business purpose affidavit confirming business use of funds. - Due Diligence Vendor-02/06/2026	Months Reserves exceed minimum required - Min reserves required 6 months. Borrower has 28+ months in reserves. DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. Borrower's minimum is 0 Borrower has 1.055%. Required is 0 Borrower has 1.055		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7404057
974898	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCOM1221	2026-02-02 14:42	2026-02-06 10:03	Resolved	1 - Information	C	A	Credit	Closing	The Deed of Trust is Incomplete	Resolved-Received complete security instrument inclusive of PUD Rider. - Due Diligence Vendor-02/06/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/04/2026 Counter-Received unexecuted PUD riders. Please provide chain of documents to confirmed riders has been recorded with Deed of Trust. - Due Diligence Vendor-02/04/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/04/2026 Open-The Deed of Trust is Incomplete Missing the signed PUD Rider. - Due Diligence Vendor-02/02/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/04/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/04/2026	Resolved-Received complete security instrument inclusive of PUD Rider. - Due Diligence Vendor-02/06/2026	Months Reserves exceed minimum required - Min reserves required 6 months. Borrower has 28+ months in reserves. DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. Borrower's minimum is 0 Borrower has 1.055%. Required is 0 Borrower has 1.055		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7404200
974898	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1197	2026-02-02 14:40	2026-02-04 16:04	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-02/04/2026 Ready for Review-Document Uploaded. We respectfully disagree. Minimum FICO for DSCR >1.0 is 640 at max 70% LTV. See attached matrix. - Seller-02/03/2026 Open-Audited FICO of 678 is less than Guideline FICO of 680 Loan does not meet the minimum FICO requirement of 680. - Due Diligence Vendor-02/02/2026	Ready for Review-Document Uploaded. We respectfully disagree. Minimum FICO for DSCR >1.0 is 640 at max 70% LTV. See attached matrix. - Seller-02/03/2026	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-02/04/2026	Months Reserves exceed minimum required - Min reserves required 6 months. Borrower has 28+ months in reserves. DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. Borrower's minimum is 0 Borrower has 1.055%. Required is 0 Borrower has 1.055		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7404153
974964	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7009	2026-02-03 10:52	2026-02-04 17:35	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-This condition is resolved. - Due Diligence Vendor-02/04/2026
Ready for Review-Document Uploaded. Please see invoice which shows there was an additional $100 service as a 1 time fee that was included in the premium paid at closing.   - Seller-02/04/2026
Counter-Hazard premium on declaration is estimate with no policy number and does not match the CD amount of $1,644.96 paid at closing. - Due Diligence Vendor-02/04/2026
Ready for Review-Document Uploaded. Please see attached, BINDER / HO3 policy XXXX - Seller-02/04/2026
																							Open-Insufficient Coverage Amount for Insured Subject Property. Hazard insurance is missing the dwelling coverage amount. - Due Diligence Vendor-02/03/2026	Ready for Review-Document Uploaded. Please see invoice which shows there was an additional $100 service as a 1 time fee that was included in the premium paid at closing. - Seller-02/04/2026 Ready for Review-Document Uploaded. Please see attached, BINDER / HO3 policy XXXX and RCE 365,900 - Seller-02/04/2026	Resolved-This condition is resolved. - Due Diligence Vendor-02/04/2026	LTV is less than guideline maximum - 70% LTV is below 80% max. DSCR % greater than 1.20 - DSCR 1.521		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7418857
974964	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1158	2026-02-03 11:20	2026-02-04 17:35	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy with binder number was provided. - Due Diligence Vendor-02/04/2026
Ready for Review-Document Uploaded. Please see invoice which shows there was an additional $100 service as a 1 time fee that was included in the premium paid at closing.   - Seller-02/04/2026
Counter-Hazard premium on declaration is estimate with no policy number and does not match the CD amount of $XXXX paid at closing. - Due Diligence Vendor-02/04/2026
Ready for Review-Document Uploaded. Please see attached, BINDER / HO3 policy XXXX and RCE 365,900 - Seller-02/04/2026
																							Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided . Missing the policy number. - Due Diligence Vendor-02/03/2026	Ready for Review-Document Uploaded. Please see invoice which shows there was an additional $100 service as a 1 time fee that was included in the premium paid at closing. - Seller-02/04/2026 Ready for Review-Document Uploaded. Please see attached, BINDER / HO3 policy XXXX and RCE 365,900 - Seller-02/04/2026	Resolved-Hazard Insurance Policy with binder number was provided. - Due Diligence Vendor-02/04/2026	LTV is less than guideline maximum - 70% LTV is below 80% max. DSCR % greater than 1.20 - DSCR 1.521		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7420137
974964	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1197	2026-02-03 12:17	2026-02-04 13:11	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-Matrix dated XXXX allowed 660 fico score. Loan locked XXXX. - Due Diligence Vendor-02/04/2026 Ready for Review-Document Uploaded. Disagree, Lender notes the matrix was followed correctly at time of loan approval. Please see attached highlighted areas. Please expedite this to be cleared as soon as possible - Seller-02/04/2026 Open-Minimum 700 FICO required for FTHB - Due Diligence Vendor-02/03/2026	Ready for Review-Document Uploaded. Disagree, Lender notes the matrix was followed correctly at time of loan approval. Please see attached highlighted areas. Please expedite this to be cleared as soon as possible - Seller-02/04/2026	Resolved-Matrix dated XXXX allowed 660 fico score. Loan locked XXXX. - Due Diligence Vendor-02/04/2026	LTV is less than guideline maximum - 70% LTV is below 80% max. DSCR % greater than 1.20 - DSCR 1.521		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7421566
974964	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1198	2026-02-03 12:17	2026-02-04 13:11	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Audited Reserves of month(s) are greater than or equal to Guideline Required Reserves of 6 month(s), lock date XXXX; utilizing XXXX matrix. - Due Diligence Vendor-02/04/2026 Ready for Review-Document Uploaded. Disagree, Lender notes the XXXX matrix only requires if FICO < 620 Require 12 Months Reserves. Please expedite this to be cleared as soon as possible - Seller-02/04/2026 Open-Audited Reserves of 5.75 month(s) are less than Guideline Required Reserves of 6 month(s) 6 mos reserves required for FTHB - Due Diligence Vendor-02/03/2026	Ready for Review-Document Uploaded. Disagree, Lender notes the XXXX matrix only requires if FICO < 620 Require 12 Months Reserves. Please expedite this to be cleared as soon as possible - Seller-02/04/2026	Resolved-Audited Reserves of month(s) are greater than or equal to Guideline Required Reserves of 6 month(s), lock date XXXX; utilizing XXXX matrix. - Due Diligence Vendor-02/04/2026	LTV is less than guideline maximum - 70% LTV is below 80% max. DSCR % greater than 1.20 - DSCR 1.521		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7421567
979649	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
983590	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
984711	XXXX	XXXX	XXXX	C	B	C	B	A	A	C	A	Closed	FPRO1257	2026-02-13 09:12	2026-04-07 11:36	Resolved	1 - Information	C	A	Property	Value	Primary Property Value is not Substantiated	Resolved-Received all pages of the BPO that validates appraised value - Due Diligence Vendor-04/07/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-02/20/2026
Counter-It appears the BPO in the loan does not contain all pages including pictures.  Please provide all pages of the BPO. - Due Diligence Vendor-02/18/2026
Ready for Review-Document Uploaded. Please see attached additional valuation product  with XXXX valuation XXXX, SSRs are not applicable for 5-10 Unit Properties, see Narrative report may be used to appraise 5+ residential properties and BPO shows Valuation XXXX - Seller-02/14/2026
																							Open-The Primary Property Value is unsubstantiated. Additional valuation product is required. BPPO does not reflect a value. - Due Diligence Vendor-02/13/2026	Ready for Review-Document Uploaded. Please see attached - Seller-02/20/2026 Ready for Review-Document Uploaded. Please see attached additional valuation product with XXXX valuation XXXX, SSRs are not applicable for 5-10 Unit Properties, see Narrative report may be used to appraise 5+ residential properties and BPO shows Valuation XXXX - Seller-02/14/2026	Resolved-Received all pages of the BPO that validates appraised value - Due Diligence Vendor-04/07/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 758 Required is 680 Borrower has 758 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.26 Required is 0.75 Borrower has 1.26 LTV is less than guideline maximum - Required is 75 Borrower has 65 Required is 75 Borrower has 65		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7606937
984711	XXXX	XXXX	XXXX	C	B	C	B	A	A	C	A	Closed	FCRE0184	2026-02-12 16:56	2026-02-18 13:55	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-Upon further review, guidelines do not require a cash-out letter. - Due Diligence Vendor-02/18/2026 Ready for Review-Document Uploaded. Please see attached business purpose - Seller-02/14/2026 Open-Missing Cash-out Letter on a Business Purpose Loan. - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. Please see attached business purpose - Seller-02/14/2026	Resolved-Upon further review, guidelines do not require a cash-out letter. - Due Diligence Vendor-02/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 758 Required is 680 Borrower has 758 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.26 Required is 0.75 Borrower has 1.26 LTV is less than guideline maximum - Required is 75 Borrower has 65 Required is 75 Borrower has 65		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7594478
984711	XXXX	XXXX	XXXX	C	B	C	B	A	A	C	A	Closed	FCRE0138	2026-02-12 17:09	2026-02-18 13:54	Waived	2 - Non-Material	C	B	Credit	Eligibility	Cash out is more than the maximum allowed per LTV guidelines	Waived-Originator provided a waiver for cash out amount, applied to non material finding with comp factors - Due Diligence Vendor-02/18/2026 Ready for Review-Document Uploaded. Please see attached exception used for final loan approval - Seller-02/14/2026 Open-Maximum Cash in hand is $XXXX Borrower received $XXXX. 1008 states an exception was granted. The file does not contain any exception. - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. Please see attached exception used for final loan approval - Seller-02/14/2026	Waived-Originator provided a waiver for cash out amount, applied to non material finding with comp factors - Due Diligence Vendor-02/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 758 Required is 680 Borrower has 758 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.26 Required is 0.75 Borrower has 1.26 LTV is less than guideline maximum - Required is 75 Borrower has 65 Required is 75 Borrower has 65	mortgage history 0x30 24months FICO 20+ points above min	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	7594800
984711	XXXX	XXXX	XXXX	C	B	C	B	A	A	C	A	Closed	FCRE7009	2026-02-12 16:17	2026-02-18 13:48	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Received policy with sufficient coverage. - Due Diligence Vendor-02/18/2026 Ready for Review-Document Uploaded. Please see attached HOI Coverage of $XXXX - Seller-02/14/2026 Open-Insufficient Coverage Amount for Insured Subject Property. Loan amount XXXX coverage is $XXXX - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. Please see attached HOI Coverage of $XXXX - Seller-02/14/2026	Resolved-Received policy with sufficient coverage. - Due Diligence Vendor-02/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 758 Required is 680 Borrower has 758 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.26 Required is 0.75 Borrower has 1.26 LTV is less than guideline maximum - Required is 75 Borrower has 65 Required is 75 Borrower has 65		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7593292
984815	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
984829	XXXX	XXXX	XXXX	D	B	D	A	C	B	A	A	Closed	finding-3635	2026-02-19 09:38	2026-04-06 11:46	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-02/26/2026
Ready for Review-Document Uploaded.  - Seller-02/24/2026
																							Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($465.00) exceed the comparable charges ($355.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-02/19/2026	Ready for Review-Document Uploaded. - Seller-02/24/2026	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-02/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 720 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.54		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7696618
984829	XXXX	XXXX	XXXX	D	B	D	A	C	B	A	A	Closed	FCRE0184	2026-02-13 08:51	2026-02-19 09:50	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-Per lender, non-business purpose, compliance/TRID has been tested. Please see new compliance finding. - Due Diligence Vendor-02/19/2026
Ready for Review-Document Uploaded. The loan was originated and disclosed as a consumer non-QM transaction, not a business-purpose loan.
• Loan Estimate (LE) and Closing Disclosure (CD) were issued.
• Borrowers are signing in individual capacity as wife and husband , as tenants by the entirety, Income was documented via 12 months of business bank statements solely for verification purposes.
As the loan is subject to consumer regulations (TILA/RESPA) and not a business-purpose exemption, a Business Purpose Certification or Cash-Out Letter is not applicable. Please clear the condition.
 - Seller-02/17/2026
Open-Missing Cash-out Letter on a Business Purpose Loan. Missing Bus Purp Cert/Cash Out Ltr - Due Diligence Vendor-02/13/2026	Ready for Review-Document Uploaded. The loan was originated and disclosed as a consumer non-QM transaction, not a business-purpose loan.
• Loan Estimate (LE) and Closing Disclosure (CD) were issued.
• Borrowers are signing in individual capacity as wife and husband , as tenants by the entirety, Income was documented via 12 months of business bank statements solely for verification purposes.
As the loan is subject to consumer regulations (TILA/RESPA) and not a business-purpose exemption, a Business Purpose Certification or Cash-Out Letter is not applicable. Please clear the condition.
 - Seller-02/17/2026

																									Resolved-Per lender, non-business purpose, compliance/TRID has been tested. Please see new compliance finding. - Due Diligence Vendor-02/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 720 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.54		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7606405
984829	XXXX	XXXX	XXXX	D	B	D	A	C	B	A	A	Closed	FCRE1325	2026-02-13 08:21	2026-02-18 16:23	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-02/18/2026 Ready for Review-Document Uploaded. Please see attached CPA letter. - Seller-02/17/2026 Open-Borrower 1 CPA Letter Missing Missing CPA Ltr (Conf Own %) - Due Diligence Vendor-02/13/2026	Ready for Review-Document Uploaded. Please see attached CPA letter. - Seller-02/17/2026	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-02/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 720 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.54		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7605794
984837	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
984939	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
986614	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
986624	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE9996	2026-02-17 09:03	2026-02-24 13:31	Waived	2 - Non-Material	C	B	Credit	Eligibility	Condo does not meet requirements	Waived-Originator provided a waiver for allowing subject property less than 500 sq ft applied to non material finding with comp factors - Due Diligence Vendor-02/24/2026
Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with the property being under 500 Sq Ft - Seller-02/20/2026
																							Open-Guideline, Properties with less than 500 square feet of living space are Ineligible; subject XXXX Sq ft No lawsuits; no building safety, structural or functionality issues. The Developer retains title to most of the development as closing just began last month, although the entire project is sold out preconstruction. - Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with the property being under 500 Sq Ft - Seller-02/20/2026	Waived-Originator provided a waiver for allowing subject property less than 500 sq ft applied to non material finding with comp factors - Due Diligence Vendor-02/24/2026	LTV is less than guideline maximum - LTV Required is 70% Borrower has 59.99%. Required is 70 Borrower has 59.99 Months Reserves exceed minimum required - The Borrower has 129.28 months in reserves; 6 months required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	7651150
986624	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1143	2026-02-17 07:26	2026-02-20 10:58	Resolved	1 - Information	C	A	Credit	Eligibility	Builder in Control of the HOA	Resolved-Received confirmation the transfer will happen at 90% of the units closed. - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. Please see attached snippet of condo master agreement. It shows that transfer of association control will be three months after 90% of the units that will be operated ultimately by the association have been conveyed to purchasers. Please clear this finding, - Seller-02/20/2026
Counter-Received snip of Questionnaire.  Review of Guideline- HOA CONTROL- The developer may be in control of the condominium association as long as the Master Agreement provides for the homeowners to take control upon either a predetermined percentage of unit sales or within a defined time period.- File did not include the Master agreement that confirms date or percentage of transfer.  - Due Diligence Vendor-02/19/2026
Ready for Review-Document Uploaded. Per the Condominium Project Questionnaire, the Declarant (Builder) currently maintains control of the HOA. However, once 90% of the units have been conveyed/closed, the turnover process to the unit owners will begin in accordance with the governing documents. Please clear this finding. - Seller-02/18/2026
Open-Builder is in control of HOA The Builder is on Controller New Construction. - Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. Please see attached snippet of condo master agreement. It shows that transfer of association control will be three months after 90% of the units that will be operated ultimately by the association have been conveyed to purchasers. Please clear this finding, - Seller-02/20/2026
 Ready for Review-Document Uploaded. Per the Condominium Project Questionnaire, the Declarant (Builder) currently maintains control of the HOA. However, once 90% of the units have been conveyed/closed, the turnover process to the unit owners will begin in accordance with the governing documents. Please clear this finding. - Seller-02/18/2026
																									Resolved-Received confirmation the transfer will happen at 90% of the units closed. - Due Diligence Vendor-02/20/2026	LTV is less than guideline maximum - LTV Required is 70% Borrower has 59.99%. Required is 70 Borrower has 59.99 Months Reserves exceed minimum required - The Borrower has 129.28 months in reserves; 6 months required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7648586
986624	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1491	2026-02-17 08:36	2026-02-20 10:55	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Received all required Asset documentation. - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. The gift funds referenced in the XXXX, XXXX, and XXXX gift letters were deposited more than three years prior to the current loan application dated XXXX. As such, these funds are considered seasoned assets and are not subject to verification of receipt under current asset documentation guidelines.

The Earnest Money Deposit (EMD) totaling $171,940 is fully documented and supported by the attached breakdown as follows:

$19,980.00 – XXXX

$34,259.81 – XXXX

$9,990.00 – XXXX

$21,730.00 – XXXX

$42,990.19 – XXXX

$42,990.00 – XXXX

These deposits were made directly to XXXX in connection with the transaction and are reflected on the Final CD. The funds used for the EMD have been seasoned for an extended period prior to the XXXX loan application date.

Accordingly, additional documentation evidencing receipt of the XXXX and XXXX gift transfers is not required. Please clear this finding.  - Seller-02/18/2026
Open-Asset Qualification Does Not Meet Guideline Requirements Provide Missing evidence of receipt of Gifts. Per gift letters $42,990 was transferred on XXXX and $19,980 on XXXX and $34,259.81 on XXXX. No documentation in file of receipt of these funds. Total EMD from Final CD is $171,940; however, no breakdown if the gift funds are part of this figure. - Due Diligence Vendor-02/18/2026	Ready for Review-Document Uploaded. The gift funds referenced in the XXXX gift letters were deposited more than three years prior to the current loan application dated XXXX. As such, these funds are considered seasoned assets and are not subject to verification of receipt under current asset documentation guidelines.

The Earnest Money Deposit (EMD) totaling $171,940 is fully documented and supported by the attached breakdown as follows:

$19,980.00 – XXXX

$34,259.81 – XXXX

$9,990.00 – XXXX

$21,730.00 – XXXX

$42,990.19 – XXXX

$42,990.00 – XXXX

These deposits were made directly to XXXX in connection with the transaction and are reflected on the Final CD. The funds used for the EMD have been seasoned for an extended period prior to the XXXX loan application date.

Accordingly, additional documentation evidencing receipt of the XXXX and XXXX gift transfers is not required. Please clear this finding.  - Seller-02/18/2026
																									Resolved-Received all required Asset documentation. - Due Diligence Vendor-02/20/2026	LTV is less than guideline maximum - LTV Required is 70% Borrower has 59.99%. Required is 70 Borrower has 59.99 Months Reserves exceed minimum required - The Borrower has 129.28 months in reserves; 6 months required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7650350
986624	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE7375	2026-02-17 11:34	2026-02-20 10:54	Waived	2 - Non-Material	C	B	Credit	Borrower	Citizenship Does Not Meet Guideline Requirements	Waived-Originator exception granted for XXXX Foreign National without a XXXX, waiver applied with reviewed compactors - Due Diligence Vendor-02/20/2026
Ready for Review-The exception noted in the file referenced proceeding without a valid XXXX. This exception was granted because the Borrower is a XXXX citizen. XXXX citizens are not required to obtain a XXXX for entry into the XXXX for business or travel purposes.

Accordingly, XXXX documentation is not a required eligibility document for this Borrower. While there may be a XXXX renewal document in the file, it is not relevant to the Borrower’s eligibility or underwriting determination.

Therefore, no additional documentation is required related to XXXX status. Please clear this finding.  - Seller-02/18/2026
Open-E-mail regarding exception in the file indicates that an exception for a XXXX has been cleared. No further documentation on what the issue was with the Visa documentation. Renewal of XXXX in file. - Due Diligence Vendor-02/18/2026	Ready for Review-The exception noted in the file referenced proceeding without a valid XXXX. This exception was granted because the Borrower is a XXXX citizen. XXXX citizens are not required to obtain a XXXX for entry into the XXXX for business or travel purposes.

Accordingly, XXXX documentation is not a required eligibility document for this Borrower. While there may be a XXXX renewal document in the file, it is not relevant to the Borrower’s eligibility or underwriting determination.

Therefore, no additional documentation is required related to XXXX status. Please clear this finding.  - Seller-02/18/2026
																									Waived-Originator exception granted for XXXX Foreign National without a VISA, waiver applied with reviewed compactors - Due Diligence Vendor-02/20/2026	LTV is less than guideline maximum - LTV Required is 70% Borrower has 59.99%. Required is 70 Borrower has 59.99 Months Reserves exceed minimum required - The Borrower has 129.28 months in reserves; 6 months required.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	7656924
986629	XXXX	XXXX	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3634	2026-02-12 16:06	2026-02-26 08:48	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-02/26/2026
Ready for Review-Document Uploaded.  - Seller-02/24/2026
Counter------Section B of the Loan Estimate and Closing Disclosure ("Services You Cannot Shop For") is subject to a zero tolerance standard under TRID regulations. Fees for services where the borrower cannot choose the provider (e.g., appraisal, credit report, mortgage insurance) cannot increase from the Loan Estimate to the Closing Disclosure unless a valid "changed circumstance" occurs. - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. dispute on the CD fee attached - Seller-02/19/2026
																							Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $187.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $127.00 CDA Fee and Reinspection Fee $60.00 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $187.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 1 Year(s); Expiration Date: XXXX. - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. - Seller-02/24/2026 Ready for Review-Document Uploaded. dispute on the CD fee attached - Seller-02/19/2026	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-02/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 804 Required is 680 Borrower has 804 Qualifying DTI below maximum allowed - Required is 45 Borrower has 28.92 Required is 45 Borrower has 28.92		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7592841
986629	XXXX	XXXX	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3635	2026-02-12 16:06	2026-02-19 08:05	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-02/19/2026
Ready for Review-Document Uploaded. Corrected CD attached showing fees moved to the correct block. Will circle back with the cure for the other condition once this is cleared  - Seller-02/18/2026
																							Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,043.20) exceed the comparable charges ($749.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees (Recording Fee, Abstract/Title Search, and Survey Fee) increased by $219.30 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $219.30, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 1 Year(s); Expiration Date: XXXX. - Due Diligence Vendor-02/12/2026	Ready for Review-Document Uploaded. Corrected CD attached showing fees moved to the correct block. Will circle back with the cure for the other condition once this is cleared - Seller-02/18/2026	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-02/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 804 Required is 680 Borrower has 804 Qualifying DTI below maximum allowed - Required is 45 Borrower has 28.92 Required is 45 Borrower has 28.92		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7592844
987045	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
987053	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0179	2026-02-17 13:48	2026-02-20 10:59	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received UW attestation. - Due Diligence Vendor-02/20/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/18/2026 Open-UW Attestation/Docs stating warrantability are missing. Missing Underwriter's Attestation confirming the subject warrantability status. Upon receipt, additional conditions maybe required. - Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/18/2026	Resolved-Received UW attestation. - Due Diligence Vendor-02/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 739 DSCR =/> 1.00 and minimum is 0.85 or Less - . Required is 0 Borrower has 1.005		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7660518
987077	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
987089	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
987250	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
987982	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
987988	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1157	2026-02-18 08:18	2026-02-20 11:14	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Received HOI policy. - Due Diligence Vendor-02/20/2026 Ready for Review-Document Uploaded. Please see attached - Seller-02/18/2026 Open-Missing Hazard Insurance Policy Missing the Hazard Insurance Policy. Upon receipt, additional conditions may apply. - Due Diligence Vendor-02/18/2026	Ready for Review-Document Uploaded. Please see attached - Seller-02/18/2026	Resolved-Received HOI policy. - Due Diligence Vendor-02/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 734 Required is 660 Borrower has 734 LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7674505
988014	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
988021	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1151	2026-02-18 07:50	2026-02-20 11:43	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Received Satisfactory Chain of Title - Due Diligence Vendor-02/20/2026 Ready for Review-Per Title please refer to page 6, #14 of the attached commitment. - Seller-02/18/2026 Open-Unsatisfactory Chain of Title provided. Provide missing 24 Months Chain of Title. - Due Diligence Vendor-02/18/2026	Ready for Review-Per Title please refer to page 6, #14 of the attached commitment. - Seller-02/18/2026	Resolved-Received Satisfactory Chain of Title - Due Diligence Vendor-02/20/2026	LTV is less than guideline maximum - LTV Required is 75% Borrower has 70%. Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 660 Borrower has 682. Required is 660 Borrower has 682		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7674048
988025	XXXX	XXXX	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3540	2026-02-13 09:19	2026-02-20 12:46	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-----Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. XXXX CD copy was only sent to Escrow for balancing, preclosing document to confirm amounts.  Please expedite this to be cleared as soon as possible - Seller-02/19/2026
																							Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"XXXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-02/13/2026	Ready for Review-Document Uploaded.XXXX CD copy was only sent to Escrow for balancing, preclosing document to confirm amounts. Please expedite this to be cleared as soon as possible - Seller-02/19/2026	Resolved-----Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-02/20/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.35 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 796		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7607061
988025	XXXX	XXXX	XXXX	C	B	A	A	C	B	A	A	Closed	finding-651	2026-02-13 11:30	2026-02-20 12:46	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Finance Charge Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/20/2026 Ready for Review-PLEASE REVIEW DOCUMENTS PROVIDED ON OTHER SUSPENSE - Seller-02/19/2026 Open-This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $741,733.88. The disclosed finance charge of $740,711.20 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-02/13/2026	Ready for Review-PLEASE REVIEW DOCUMENTS PROVIDED ON OTHER SUSPENSE - Seller-02/19/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/20/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.35 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 796			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7610975
988025	XXXX	XXXX	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3732	2026-02-13 11:30	2026-02-20 12:46	Resolved	1 - Information	C	A	Compliance	TRID	TRID Total of Payments Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/20/2026 Ready for Review-PLEASE REVIEW DOCUMENTS PROVIDED ON OTHER SUSPENSE - Seller-02/19/2026 Open-This loan failed the TRID total of payments test. ( 12 CFR §1026.18(o)(1) )The total of payments is $1,263,976.78. The disclosed total of payments of $1,263,179.10 is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy. - Due Diligence Vendor-02/13/2026	Ready for Review-PLEASE REVIEW DOCUMENTS PROVIDED ON OTHER SUSPENSE - Seller-02/19/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/20/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.35 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 796			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7610976
988025	XXXX	XXXX	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3652	2026-02-13 09:19	2026-02-20 12:24	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. LOCK EXTENSION  - Seller-02/19/2026
																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($3,822.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($4,550.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $4,550.00 to $3,822.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $728.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-02/13/2026	Ready for Review-Document Uploaded. LOCK EXTENSION - Seller-02/19/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/20/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.35 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 796		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7607062
988025	XXXX	XXXX	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3634	2026-02-13 09:19	2026-02-20 12:06	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-----Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-02/20/2026 Ready for Review-INITIAL DISCLOSURES UPLOADED - Seller-02/19/2026 Open------Missing Initial LE, unable to test tolerance fees properly. Additional findings may apply upon receipt. - Due Diligence Vendor-02/13/2026	Ready for Review-INITIAL DISCLOSURES UPLOADED - Seller-02/19/2026	Resolved-----Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-02/20/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.35 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 796		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7607064
988025	XXXX	XXXX	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3635	2026-02-13 09:19	2026-02-20 12:06	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-----Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. INITIAL DISCLOSURES UPLOADED - Seller-02/19/2026
																							Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,874.50) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-02/13/2026	Ready for Review-Document Uploaded. INITIAL DISCLOSURES UPLOADED - Seller-02/19/2026	Resolved-----Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-02/20/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.35 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 796		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7607067
988025	XXXX	XXXX	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3515	2026-02-13 09:19	2026-02-20 12:06	Resolved	1 - Information	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)	Resolved-----Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. INITIAL DISCLOSURES UPLOADED - Seller-02/19/2026
																							Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. -----Missing initial LE dated within 3 days of Application date. Additional Findings may apply upon receipt. statute of Limitations - 1 year, expiration date XXXX - Due Diligence Vendor-02/13/2026	Ready for Review-Document Uploaded. INITIAL DISCLOSURES UPLOADED - Seller-02/19/2026	Resolved-----Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-02/20/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.35 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 796		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7607068
988025	XXXX	XXXX	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3838	2026-02-13 09:19	2026-02-20 12:06	Resolved	1 - Information	C	A	Compliance	ComplianceEase	Written List of Service Providers Disclosure Date Test	Resolved-----Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. INITIAL DISCLOSURES UPLOADED - Seller-02/19/2026
																							Open-This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( 12 CFR §1026.19(e)(1)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.19(e)(1)(e)(1)(iii) §1026.2(a)(6) and as it relates to §1026.19(a)(1)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii). -----The Written List of Service Providers Disclosure not issued within 3 Days of Application Date. - Due Diligence Vendor-02/13/2026	Ready for Review-Document Uploaded. INITIAL DISCLOSURES UPLOADED - Seller-02/19/2026	Resolved-----Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-02/20/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.35 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 796		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7607069
988025	XXXX	XXXX	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3367	2026-02-13 09:19	2026-02-20 12:06	Resolved	1 - Information	C	A	Compliance	Disclosure	RESPA Homeownership Counseling Organizations Disclosure Date Test	Resolved-----Received Homeowners Counseling list XXXX. Finding Resolved. - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. INITIAL DISCLOSURES UPLOADED - Seller-02/19/2026
																							Open-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. -----Homeownership Counseling List in file is dated XXXX and not provided to borrower within three days of application date of XXXX. - Due Diligence Vendor-02/13/2026	Ready for Review-Document Uploaded. INITIAL DISCLOSURES UPLOADED - Seller-02/19/2026	Resolved-----Received Homeowners Counseling list XXXX. Finding Resolved. - Due Diligence Vendor-02/20/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.35 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 796		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7607063
988025	XXXX	XXXX	XXXX	C	B	A	A	C	B	A	A	Closed	FCOM1302	2026-02-12 15:27	2026-02-13 10:27	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Home Loan Toolkit Not Provided Within 3 Days of Application Date	Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '13'). Originator waiver applied to non-material Findings. - Due Diligence Vendor-02/12/2026		Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '13'). Originator waiver applied to non-material Findings. - Due Diligence Vendor-02/12/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.35 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 796			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	7592107
988406	XXXX	XXXX	XXXX	D	A	D	A	A	A	C	A	Closed	FCRE1158	2026-02-18 12:26	2026-02-24 13:45	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Received CD reflecting update of HOI and funds to borrower to confirm 304.76 mo hoi. - Due Diligence Vendor-02/24/2026
Ready for Review-Document Uploaded. Please see attached PCCD, 1003 and 1008 with corrections.  - Seller-02/20/2026
																							Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided Missing proof of additional hazard insurance policy that would total $510.25/mth reflected on the final CD. Currently we only have the XXXX HOI Policy of XXXX) documented. Receipt in file for additional premium in the amount of XXXX (XXXX). Please provide HOI Dec Page for XXXX. Upon receipt additional information maybe required. - Due Diligence Vendor-02/18/2026	Ready for Review-Document Uploaded. Please see attached PCCD, 1003 and 1008 with corrections. - Seller-02/20/2026	Resolved-Received CD reflecting update of HOI and funds to borrower to confirm XXXX mo hoi. - Due Diligence Vendor-02/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 700 Borrower has 739 Required is 700 Borrower has 739 Months Reserves exceed minimum required - Min reserves required is 2 months. Borrower has 13.99 mths in reserves.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7680687
988406	XXXX	XXXX	XXXX	D	A	D	A	A	A	C	A	Closed	FCRE1145	2026-02-18 12:03	2026-02-20 12:51	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Received Title Commitment. - Due Diligence Vendor-02/20/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/19/2026 Open-Title Document is missing Missing the complete Title Report for this subject property. Upon receipt, additional conditions may apply. - Due Diligence Vendor-02/18/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/19/2026	Resolved-Received Title Commitment. - Due Diligence Vendor-02/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 700 Borrower has 739 Required is 700 Borrower has 739 Months Reserves exceed minimum required - Min reserves required is 2 months. Borrower has 13.99 mths in reserves.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7680316
988406	XXXX	XXXX	XXXX	D	A	D	A	A	A	C	A	Closed	FPRO0006	2026-02-18 12:03	2026-02-20 12:51	Resolved	1 - Information	C	A	Property	Property	Date Property Purchased is blank	Resolved-Received Title Commitment. - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. As evidenced by the attached property profile delivered with the loan file, the subject property was purchased by borrower's previous LLC, XXXX, on XXXX. Please see attached LOE from the borrower, also delivered with the loan file, explaining the re-organization of the investment properties to XXXX. - Seller-02/19/2026
																							Open-Date Property Purchased is blank, must be entered. Missing proof of the date the subject was purchased by borrower (missing Title). Upon receipt, additional conditions maybe required. - Due Diligence Vendor-02/18/2026	Ready for Review-Document Uploaded. As evidenced by the attached property profile delivered with the loan file, the subject property was purchased by borrower's previous LLC, XXXX. Please see attached LOE from the borrower, also delivered with the loan file, explaining the re-organization of the investment properties to XXXX. - Seller-02/19/2026	Resolved-Received Title Commitment. - Due Diligence Vendor-02/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 700 Borrower has 739 Required is 700 Borrower has 739 Months Reserves exceed minimum required - Min reserves required is 2 months. Borrower has 13.99 mths in reserves.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7680317
988495	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1508	2026-02-18 23:47	2026-02-20 12:54	Resolved	1 - Information	D	A	Credit	Missing Doc	Foreign National Alternative Credit Documentation is Missing	Resolved-Received 60 days Foreign Bank Statements. - Due Diligence Vendor-02/20/2026
Ready for Review-Document Uploaded. The delivered loan file included the attached translated bank statement documenting a foreign financial banking relationship for the past 60 days as allowed per XXXX DSCR guidelines section 4.6.3.2. - Seller-02/19/2026
Open-The Alternative Credit Documentation for Foreign National is Missing. Provide One of the following: An international credit report; or
• An original credit reference letter from an internationally known financial institution. The reference letter does not need to include details or payment histories of debt obligations located outside of the XXXX.; or
• A bank statement documenting a foreign financial banking relationship for the past 60-days may be
																							utilized in this section - Due Diligence Vendor-02/19/2026	Ready for Review-Document Uploaded. The delivered loan file included the attached translated bank statement documenting a foreign financial banking relationship for the past 60 days as allowed per XXXX DSCR guidelines section 4.6.3.2. - Seller-02/19/2026	Resolved-Received 60 days Foreign Bank Statements. - Due Diligence Vendor-02/20/2026	Months Reserves exceed minimum required - LTV is less than guideline maximum -		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7690227
988616	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
988959	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE8701	2026-02-19 13:05	2026-02-23 14:09	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Missing	Resolved-Received business entity documentation. - Due Diligence Vendor-02/23/2026
Ready for Review-Document Uploaded. Please see attached document- Business Entity Formation Document. Please clear this finding. - Seller-02/20/2026
Open-The Business Entity Formation Document is Missing. Investor to review and approve all Entity documentation.  Guidelines state, the following Entity documentation must be provided:
• Entity Articles of Organization, Partnership, and Operating Agreements (if applicable)
• Employer Identification Number (EIN) Verification Form
• Certificate of Good Standing
• Certificate of Authorization for the person executing all documents on behalf of the Entity
• Entity documentation required for both the state of entity formation and state of the subject property, when they differ.
																							The loan file does not contain the required documents. - Due Diligence Vendor-02/19/2026	Ready for Review-Document Uploaded. Please see attached document- Business Entity Formation Document. Please clear this finding. - Seller-02/20/2026	Resolved-Received business entity documentation. - Due Diligence Vendor-02/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 775 Qualifying DTI below maximum allowed - Required is 50 Borrower has 25.81 LTV is less than guideline maximum - Required is 85 Borrower has 80		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7703065
988979	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
988981	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-02-13 10:55	2026-02-23 13:59	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Deed of Trust with Legal Description. - Due Diligence Vendor-02/23/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/20/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing legal description - Due Diligence Vendor-02/13/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/20/2026	Resolved-Received Deed of Trust with Legal Description. - Due Diligence Vendor-02/23/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.76 LTV is less than guideline maximum - LTV Required is 80% Borrower has 70%. Required is 80 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 758. Required is 720 Borrower has 758		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7609325
989846	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
989848	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
989849	XXXX	XXXX	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-02-17 09:50	2026-02-24 08:08	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/24/2026
Ready for Review-Document Uploaded. Please see attached,  - Seller-02/23/2026
Counter-There was no attachment - Due Diligence Vendor-02/23/2026
Ready for Review-Please see attached  - Seller-02/20/2026
																							Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"XXXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. --------CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. Please see attached, - Seller-02/23/2026 Ready for Review-Please see attached - Seller-02/20/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 817 Qualifying DTI below maximum allowed - Required is 80 Borrower has 44.09 LTV is less than guideline maximum - Required is 75 Borrower has 65.22		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7652364
989864	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE8888	2026-02-19 16:29	2026-02-23 14:10	Resolved	1 - Information	C	A	Credit	Eligibility	Missing First Mtg Note	Resolved-Received Executed Note. - Due Diligence Vendor-02/23/2026 Ready for Review-Document Uploaded. Please see attached - Seller-02/20/2026 Open-Note is unexecuted. - Due Diligence Vendor-02/19/2026	Ready for Review-Document Uploaded. Please see attached - Seller-02/20/2026	Resolved-Received Executed Note. - Due Diligence Vendor-02/23/2026	LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 75 Borrower has 70 DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. Min DSCR % is 0 Borrower has 1.379 Required is 0 Borrower has 1.379 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 763 Required is 700 Borrower has 763 DSCR % greater than 1.20 - DSCR % greater than 1.20. Min DSCR % is 0 Borrower has 1.379 Required is 0 Borrower has 1.379		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7707661
989898	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
989921	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE6843	2026-02-19 13:47	2026-02-24 13:13	Resolved	1 - Information	C	A	Credit	Assets	Asset General	Resolved-Received gift letter for EMD. 10% own funds not required as primary residence transaction. - Due Diligence Vendor-02/24/2026
Ready for Review-Gift letter was provided to support the source of the EMD was from non-borrowing fiancé's business account.  Evidence EMD $47,250 cleared the borrower's account is not a valid request. Also, the guidelines requiring to demonstrate that borrowers have 10% of their own funds for the down payment but does not have to be contributed to the transaction are for Investment transactions only. The subject is a Primary Residence.. Please clear this finding.  - Seller-02/23/2026
Counter-Received gift letter.  Missing evidence EMD $47,250 cleared borrower account. Letter indicate source of XXXX  (non-borrowing fiancé's business account). If yes, provide an updated Gift Letter for EMD gifted AND provided additional assets from borrower to verify minimum of 10% funds available for down payment. - Due Diligence Vendor-02/23/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-02/20/2026
																							Open-Provide evidence that EMD of $47,250 cleared borrower's bank account. (Per Wire receipt, it appears it came from XXXX, in the name of XXXX (non-borrowing fiancé's business account). If yes, provide an updated Gift Letter for EMD gifted AND provided additional assets from borrower to verify minimum of 10% funds available for down payment. - Due Diligence Vendor-02/19/2026	Ready for Review-Gift letter was provided to support the source of the EMD was from non-borrowing fiancé's business account. Evidence EMD $47,250 cleared the borrower's account is not a valid request. Also, the guidelines requiring to demonstrate that borrowers have 10% of their own funds for the down payment but does not have to be contributed to the transaction are for Investment transactions only. The subject is a Primary Residence.. Please clear this finding. - Seller-02/23/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/20/2026	Resolved-Received gift letter for EMD. 10% own funds not required as primary residence transaction. - Due Diligence Vendor-02/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 757 Required is 680 Borrower has 757 Credit history exceeds minimum required - Timely credit reporting since 10.2015.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7703941
989922	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
989973	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE2244	2026-02-19 12:42	2026-02-24 14:15	Waived	2 - Non-Material	C	B	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Waived-Originator provided a waiver for living area of XXXX sq ft <500 sq ft required, applied to non material finding with comp factors - Due Diligence Vendor-02/24/2026
Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with less than 500 Sq Ft of living space - Seller-02/23/2026
																							Open-Property Issues are identified for the property Per guides, the minimum square footage required for condotels is 500. Per appraisal the subject square footage is only XXXX. The lender's guidelines indicate that a condotel includes projects where the units are individually owned, and the project offers hotel amenities and projects that offer rentals of units on a daily, weekly, or monthly basis. Per the 1008, the lender has determined the subject property to be a condotel, based on the purchase contract. Audit verified that section 32-f of the contract states "Units may be used for transient rentals, and certain restrictions have been imposed on the rental of same." Additionally, the appraisal reflects the property has certain hotel characteristics/amenities, including: a pool, spa, and cafe & restaurant on premises. - Due Diligence Vendor-02/19/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with less than 500 Sq Ft of living space - Seller-02/23/2026	Waived-Originator provided a waiver for living area of XXXX sq ft <500 sq ft required, applied to non material finding with comp factors - Due Diligence Vendor-02/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 727 LTV is less than guideline maximum - Required is 75 Borrower has 70	FICO: 727>700 min required Credit: 24+ months 0x30.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	7702554
990191	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
990235	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-02-19 18:00	2026-03-05 12:28	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received XXXX clearance on seller. - Due Diligence Vendor-03/05/2026
Ready for Review-Document Uploaded. Please see attached shows XXXX as SELLER clear Sanctions List Search - Seller-03/04/2026
Counter-Client provided screen shots of fraud report showing 2 hits for XXXX yet has not provided the XXXX report to reflect Seller is clear - Due Diligence Vendor-03/04/2026
Ready for Review-Please read the attached screenshot highlights the Seller's 2 XXXX are not a match to the Seller. Please see “XXXX 1000 WITH XXXX HIGHLIGHTS .PNG” and clear this as soon as possible - Seller-03/02/2026
Ready for Review-Please read the attached screenshot highlights the Seller's 2 XXXX are not a match to the borrower. Please clear this as soon as possible - Seller-03/02/2026
Counter-Received fraud report.  Missing XXXX report confirming Seller is clear.   - Due Diligence Vendor-03/02/2026
Ready for Review-The DataVerify already provided has the XXXX and not matching to the seller - Seller-02/27/2026
Counter-Received acceptable XXXX clearance and confirmation of middle initial of seller.  Missing XXXX clearance report.   - Due Diligence Vendor-02/26/2026
Ready for Review-Document Uploaded. Please see attached Property Profile which provides the Sellers Middle initial along with the borrower's XXXXs Search showing no Record found. - Seller-02/25/2026
Ready for Review-Document Uploaded. please see attached SAM reflects no exact matches - Seller-02/25/2026
Counter-Received updated Fraud Report.  Missing XXXX and SAM clearance on Seller - Due Diligence Vendor-02/23/2026
Ready for Review-Document Uploaded. Please see attached DataVerify  - Seller-02/20/2026
Open-All Interested Parties Not Checked with Exclusionary Lists Appraiser, seller, and settlement agent to be added to the loan participant list. - Due Diligence Vendor-02/19/2026	Ready for Review-Document Uploaded. Please see attached shows XXXX as SELLER clear Sanctions List Search - Seller-03/04/2026
 Ready for Review-Please read the attached screenshot highlights the Seller's 2 XXXX are not a match to the Seller. Please see “XXXX” and clear this as soon as possible - Seller-03/02/2026
 Ready for Review-Please read the attached screenshot highlights the Seller's 2 XXXX are not a match to the borrower. Please clear this as soon as possible - Seller-03/02/2026
 Ready for Review-The DataVerify already provided has the XXXX and not matching to the seller - Seller-02/27/2026
 Ready for Review-Document Uploaded. Please see attached Property Profile which provides the Sellers Middle initial along with the borrower's XXXX Search showing no Record found. - Seller-02/25/2026
 Ready for Review-Document Uploaded. please see attached XXXX reflects no exact matches - Seller-02/25/2026
 Ready for Review-Document Uploaded. Please see attached DataVerify  - Seller-02/20/2026
																									Resolved-Received XXXX clearance on seller. - Due Diligence Vendor-03/05/2026	Long term residence - Long Term Residence = 4+ years Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 796		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7708923
990235	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1194	2026-02-19 18:13	2026-02-25 15:41	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-The rental property documentation provided confirms the borrower is not a FTHB and has investor experience and the property profile confirms the property is in the name of a business. - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. Please see attached the supporting docs to show borrower is an experienced investor, since XXXX, > 12months (going on 2 years, this XXXX).  - Seller-02/20/2026
																							Open-Audited LTV of 80% exceeds Guideline LTV of 70% Per 1003 and credit report, borrower is a FTHB. Guidelines limit the LTV to 70%. No exception in file. - Due Diligence Vendor-02/19/2026	Ready for Review-Document Uploaded. Please see attached the supporting docs to show borrower is an experienced investor, since XXXX, > 12months (going on 2 years, this XXXX). - Seller-02/20/2026	Resolved-The rental property documentation provided confirms the borrower is not a FTHB and has investor experience and the property profile confirms the property is in the name of a business. - Due Diligence Vendor-02/25/2026	Long term residence - Long Term Residence = 4+ years Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 796		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7709087
990273	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
990288	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
990621	XXXX	XXXX	XXXX	D	A	A	A	D	A	A	A	Closed	FCOM1262	2026-02-17 14:09	2026-02-24 08:26	Resolved	1 - Information	D	A	Compliance	Missing Doc	Right of Rescission is Missing	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/24/2026 Ready for Review-We respectfully disagree. The 3-day right of rescission applies only to loans secured by a primary residence. The subject is a c/o refinance of a second home. - Seller-02/20/2026 Open-Right of Rescission is Missing -----Right of Rescission is missing from loan doc. - Due Diligence Vendor-02/17/2026	Ready for Review-We respectfully disagree. The 3-day right of rescission applies only to loans secured by a primary residence. The subject is a c/o refinance of a second home. - Seller-02/20/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/24/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 29.51 Required is 50 Borrower has 29.51 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 760 Required is 660 Borrower has 760			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	7660876
990647	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-02-20 11:41	2026-02-24 14:09	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-02/24/2026
Ready for Review-Document Uploaded. Lender Notes the loan product is DSCR with ITIN status, see 4.1 Eligible Borrowers. Borrower Meets All Non-XXXX. Citizen Borrower(s) must evidence their residency status by providing applicable USCIS documentation - This does not apply to ITIN borrowers.  - Seller-02/20/2026
																							Open-Borrower Citizenship Documentation Is Missing Loan application reflects Non-Per Resident. Loan file is missing a copy of the borrower's Employment Authorization Document (EAD, Form I-766), XXXX, or a passport stamp (I-551 ADIT stamp). Borrower was qualified as a NPR, additional conditions may apply if it is determined the borrower is a foreign national. - Due Diligence Vendor-02/20/2026	Ready for Review-Document Uploaded. Lender Notes the loan product is DSCR with ITIN status, see 4.1 Eligible Borrowers. Borrower Meets All Non-XXXX Citizen Borrower(s) must evidence their residency status by providing applicable USCIS documentation - This does not apply to ITIN borrowers. - Seller-02/20/2026	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-02/24/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 802 DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. Min DSCR % is 0.75 Borrower has 1.007 Required is 0.75 Borrower has 1.007		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7723780
990659	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA
990672	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
990686	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
990702	XXXX	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1510	2026-02-17 08:37	2026-02-25 13:29	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received DOT w/Legal. - Due Diligence Vendor-02/25/2026 Ready for Review-Document Uploaded. Please see attached - Seller-02/24/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Ex A; Legal - Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. Please see attached - Seller-02/24/2026	Resolved-Received DOT w/Legal. - Due Diligence Vendor-02/25/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.39 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 757		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7650363
990702	XXXX	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3625	2026-02-17 09:51	2026-02-25 08:33	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-----Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. UPLOADED - Seller-02/24/2026
Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. -----(Appraisal Fee) in section B is payable to Lender/Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date XXXX.
																							- Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. UPLOADED - Seller-02/24/2026	Resolved-----Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-02/25/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.39 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 757		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7652400
992912	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0113	2026-02-20 15:00	2026-02-20 15:09	Waived	2 - Non-Material	C	B	Credit	Eligibility	Property/Appraisal General (Credit)	Waived-Originator waiver applied to non material finding - Due Diligence Vendor-02/20/2026 Open-Appraisal lists as a SFR however mortgage shows a PUD rider. - Due Diligence Vendor-02/20/2026		Waived-Originator waiver applied to non material finding - Due Diligence Vendor-02/20/2026	LTV is less than guideline maximum - Required is 75 Borrower has 70 Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 672 Required is 640 Borrower has 672			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	No	7728499
992947	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
992949	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1254	2026-02-20 18:25	2026-02-25 12:43	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Quit Claim Deed provided transferring subject property from XXXX to our borrower. Deed states Grantor derives his title from the XXXX. Death Certificate provided for XXXX. - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. Lender notes XXXX inherited XXXX via Probate in XXXX for XXXX, properties showing in XXXX name. Please read the attached Grant deed un XXXX General Laws, Chapter 188... No other person or entity is entitles to an Estate of homestead in the property...   Please expedite this to be cleared as soon as possible - Seller-02/23/2026
																							Open-Property Title Issue Vested name is in XXXX and not in borrower's name - Due Diligence Vendor-02/20/2026	Ready for Review-Document Uploaded. Lender notes XXXX inherited XXXX via XXXX inXXXX for XXXX, properties showing in XXXX name. Please read the attached Grant deed un XXXX General Laws, Chapter 188... No other person or entity is entitles to an Estate of homestead in the property... Please expedite this to be cleared as soon as possible - Seller-02/23/2026	Resolved-Quit Claim Deed provided transferring subject property from XXXX to our borrower. Deed states Grantor derives his title from the Estate of XXXX. Death Certificate provided for XXXX. - Due Diligence Vendor-02/25/2026	LTV is less than guideline maximum - LTV of 70% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 728 which exceeds the minimum of 640 Required is 640 Borrower has 728		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7732214
993308	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
993317	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
993363	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE2244	2026-02-22 06:56	2026-02-25 13:25	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Upon further review, the loan file contained confirmation of stove hookup present. - Due Diligence Vendor-02/25/2026 Ready for Review-We respectfully disagree. Per XXXX, property just has to have hook ups. The appraiser mentions on page 19 of 28 that the subject property has oven/stove hookup. - Seller-02/23/2026 Open-Property Issues are identified for the property The subject does not contain a stove/refrigerator. The appraiser did not comment if the subject has gas/electric hookup for stove. - Due Diligence Vendor-02/22/2026	Ready for Review-We respectfully disagree. Per XXXX, property just has to have hook ups. The appraiser mentions on page 19 of 28 that the subject property has oven/stove hookup. - Seller-02/23/2026	Resolved-Upon further review, the loan file contained confirmation of stove hookup present. - Due Diligence Vendor-02/25/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 747			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7741226
993458	XXXX	XXXX	XXXX	C	B	C	B	C	A	A	A	Closed	FCRE8201	2026-02-21 17:24	2026-04-07 12:58	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Originator exception granted, waiver applied with comp factors - Due Diligence Vendor-02/22/2026 Open-Exception request for escrow waive requires 720 FICO. Partial escrow waiver for HOI; Borrowers credit score is 709. Exception reflects approval. - Due Diligence Vendor-02/22/2026		Waived-Originator exception granted, waiver applied with comp factors - Due Diligence Vendor-02/22/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.23 LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 709	Only 11pts below FICO 70 pts over minimum FICO for LTV 34 years in line of work 27 years at residence		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	7739831
993458	XXXX	XXXX	XXXX	C	B	C	B	C	A	A	A	Closed	FCRE0075	2026-02-17 12:00	2026-03-06 12:10	Resolved	1 - Information	C	A	Credit	Eligibility	CoSignor or Guarantor is on debt or a loan not in this application according to the 1003 Declaration	Resolved-Received lox of debt already included and proof with 1003 - Due Diligence Vendor-03/06/2026 Ready for Review-Document Uploaded. Please see corrected 1003 and Explanation from Broker advising 1003 was marked in error. Borrower is a co-signor on the daughters student loans which are already referenced on the liabilities. - Seller-03/05/2026 Open-CoSignor or Guarantor is on debt or a loan not in this application according to the 1003 Declaration. No information provided - Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. Please see corrected 1003 and Explanation from Broker advising 1003 was marked in error. Borrower is a co-signor on the daughters student loans which are already referenced on the liabilities. - Seller-03/05/2026	Resolved-Received lox of debt already included and proof with 1003 - Due Diligence Vendor-03/06/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.23 LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 709		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7657513
993458	XXXX	XXXX	XXXX	C	B	C	B	C	A	A	A	Closed	finding-3540	2026-02-17 12:54	2026-02-26 08:17	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-----Received verification of borrower's receipt of CD. Finding Resolved. - Due Diligence Vendor-02/26/2026
Ready for Review-Document Uploaded. REBUTTAL  - Seller-02/25/2026
Ready for Review-Document Uploaded. THE CD'S FROM XXXX AND XXXX DO NOT NEED TO BE SIGNED. THE ONLY CD THAT NEEDS TO BE SIGNED IS THE ON FROM XXXX - Seller-02/23/2026
Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"XXXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD XXXX & XXXX is not signed and there is no evidence of when it was provided to borrower.
																							- Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. REBUTTAL - Seller-02/25/2026 Ready for Review-Document Uploaded. THE CD'S FROM XXXX AND XXXX DO NOT NEED TO BE SIGNED. THE ONLY CD THAT NEEDS TO BE SIGNED IS THE ON FROM XXXX - Seller-02/23/2026	Resolved-----Received verification of borrower's receipt of CD. Finding Resolved. - Due Diligence Vendor-02/26/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.23 LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 709		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7659136
993458	XXXX	XXXX	XXXX	C	B	C	B	C	A	A	A	Closed	finding-3652	2026-02-17 12:54	2026-02-26 08:17	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved------Received COC for decrease in fees. Finding Resolved. - Due Diligence Vendor-02/26/2026
Ready for Review-Document Uploaded. REBUTTAL - Seller-02/25/2026
Counter------Received COC stating changes with no evidence of receipt.  Finding remains. - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. COC FOR CHANGE - Seller-02/23/2026
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($94.95) does not exceed or equal the comparable sum of specific and non-specific lender credits ($531.40). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $531.40 to $94.95 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $436.45, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is XXXX.
																							- Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. REBUTTAL - Seller-02/25/2026 Ready for Review-Document Uploaded. COC FOR CHANGE - Seller-02/23/2026	Resolved------Received COC for decrease in fees. Finding Resolved. - Due Diligence Vendor-02/26/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.23 LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 709		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7659137
993458	XXXX	XXXX	XXXX	C	B	C	B	C	A	A	A	Closed	finding-3634	2026-02-17 12:54	2026-02-26 08:17	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved------Received COC for increase in fees. Finding Resolved. - Due Diligence Vendor-02/26/2026
Ready for Review-Document Uploaded. REBUTTAL - Seller-02/25/2026
Counter------Received COC stating changes with no evidence of receipt.  Finding remains. - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. $94.95 CURED FOR THE CR FEE- SEE ATTACHED
COC ALSO STATES WHY THE POINTS INCREASED  - Seller-02/23/2026
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $256.93.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $256.93 (Points - Loan Discount Fee & Credit Report Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $256.93, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX.
																							- Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. REBUTTAL - Seller-02/25/2026 Ready for Review-Document Uploaded. $94.95 CURED FOR THE CR FEE- SEE ATTACHED COC ALSO STATES WHY THE POINTS INCREASED - Seller-02/23/2026	Resolved------Received COC for increase in fees. Finding Resolved. - Due Diligence Vendor-02/26/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.23 LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 709		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7659138
993458	XXXX	XXXX	XXXX	C	B	C	B	C	A	A	A	Closed	finding-3638	2026-02-17 12:54	2026-02-26 08:17	Resolved	1 - Information	A	A	Compliance	TRID	Reimbursement Amount Test	Resolved-----Received COC for finding. Finding Resolved. - Due Diligence Vendor-02/26/2026 Ready for Review-Document Uploaded. REBUTTAL - Seller-02/25/2026 Counter------Received COC stating changes with no evidence of receipt. Finding remains. - Due Diligence Vendor-02/25/2026	Ready for Review-Document Uploaded. REBUTTAL - Seller-02/25/2026	Resolved-----Received COC for finding. Finding Resolved. - Due Diligence Vendor-02/26/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.23 LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 709		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7659139
993458	XXXX	XXXX	XXXX	C	B	C	B	C	A	A	A	Closed	FCRE0179	2026-02-20 18:53	2026-02-25 12:58	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received 1008 reflecting TYPE Q Warrantable - Due Diligence Vendor-02/25/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/23/2026 Open-UW Attestation/Docs stating warrantability are missing. Provide missing UW Attestation/Docs stating warrantability. Limited review per 1008. - Due Diligence Vendor-02/20/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/23/2026	Resolved-Received 1008 reflecting TYPE Q Warrantable - Due Diligence Vendor-02/25/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.23 LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 709		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7732364
993458	XXXX	XXXX	XXXX	C	B	C	B	C	A	A	A	Closed	FCOM1978	2026-02-17 13:59	2026-02-25 09:12	Resolved	1 - Information	C	A	Compliance	TRID	Missing Intent to Proceed	Resolved------Received ITP tracking, finding resolved. - Due Diligence Vendor-02/25/2026 Ready for Review-Document Uploaded. SYSTEM EVIDENCE - Seller-02/23/2026 Open------ There are fees on the final CD that are POC and borrower's signed intent to proceed is missing from file. - Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. SYSTEM EVIDENCE - Seller-02/23/2026	Resolved------Received ITP tracking, finding resolved. - Due Diligence Vendor-02/25/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.23 LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 709		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7660717
993458	XXXX	XXXX	XXXX	C	B	C	B	C	A	A	A	Closed	finding-47	2026-02-17 12:54	2026-02-25 09:12	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved------Received PCCD XXXX. Disbursesment date XXXX. Finding resolved. - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. UPLOADED - Seller-02/23/2026
Open-This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. ----- Provide PCCD with disbursement date after the ROR expiration date.
																							- Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. UPLOADED - Seller-02/23/2026	Resolved------Received PCCD XXXX. Disbursesment date XXXX. Finding resolved. - Due Diligence Vendor-02/25/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.23 LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 709		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7659135
993519	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
993571	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0140	2026-02-22 09:47	2026-03-19 16:11	Resolved	1 - Information	C	A	Credit	Eligibility	DSCR loan does not meet program guidelines	Resolved-Received transfer of ownership. All members own 25%. - Due Diligence Vendor-03/19/2026 Ready for Review-Document Uploaded. please see attached the 2.4 Transfer of interest - Seller-03/16/2026 Open-The borrowers do not own a minimum of 25% of the LLC. The borrowers are listed as "Manager" and two other names are listed as 50% owners of the company. No amendment found in loan file. DSCR programs require a minimum of 25% of the Entity ownership must be represented as borrowers on the loan, each completing a 1003 as applicants. - Due Diligence Vendor-02/22/2026	Ready for Review-Document Uploaded. please see attached the 2.4 Transfer of interest - Seller-03/16/2026	Resolved-Received transfer of ownership. All members own 25%. - Due Diligence Vendor-03/19/2026	Long term residence - Long Term Residence = 5+ years LTV is less than guideline maximum - . Required is 80 Borrower has 50		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7741514
993571	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE7009	2026-02-20 17:07	2026-02-25 13:27	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Received Letter from agent. 100% replacement cost. - Due Diligence Vendor-02/25/2026 Ready for Review-Document Uploaded. Lender notes after review of the XXXX agent’s provided letter, Which states his agency insures the structure @100% of Estimated Replacement Cost “ERC” the HOI coverage provided is sufficient. No Further documentation is required, Please expedite this to be cleared as soon as possible - Seller-02/23/2026 Open-Insufficient Coverage Amount for Insured Subject Property. Hazard insurance dwelling coverage is not sufficient - Due Diligence Vendor-02/20/2026	Ready for Review-Document Uploaded. Lender notes after review of the XXXX agent’s provided letter, Which states his agency insures the structure @100% of Estimated Replacement Cost “ERC” the HOI coverage provided is sufficient. No Further documentation is required, Please expedite this to be cleared as soon as possible - Seller-02/23/2026	Resolved-Received Letter from agent. 100% replacement cost. - Due Diligence Vendor-02/25/2026	Long term residence - Long Term Residence = 5+ years LTV is less than guideline maximum - . Required is 80 Borrower has 50		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7731228
993584	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-02-23 08:53	2026-02-25 13:20	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received validation of HOA dues, updated 1003 1008 - Due Diligence Vendor-02/25/2026 Ready for Review-Document Uploaded. Please see attached PC 1008, PC 1003 and HOA yearly fee of $396.27. Updated 1008 and 1003 resulting to a lower DTI of 26.50%. Please clear this finding. - Seller-02/23/2026 Open-Missing proof of what the $396.27/mth for property 3b is, since there are escrows being held per the Mortgage Statement. Upon receipt, additional conditions may apply. - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. Please see attached PC 1008, PC 1003 and HOA yearly fee of $396.27. Updated 1008 and 1003 resulting to a lower DTI of 26.50%. Please clear this finding. - Seller-02/23/2026	Resolved-Received validation of HOA dues, updated 1003 1008 - Due Diligence Vendor-02/25/2026	LTV is less than guideline maximum - Max LTV is 85 Borrower has 75 Required is 85 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 752 Required is 660 Borrower has 752		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7752419
993799	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
993880	XXXX	XXXX	XXXX	D	A	D	A	A	A	C	A	Closed	FCRE0196	2026-02-23 14:32	2026-03-11 10:47	Resolved	1 - Information	C	A	Credit	Eligibility	Payoff(s) on the CD/HUD are not reported on Title Report	Resolved-Client provided copy of check paying off XXXX - Due Diligence Vendor-03/11/2026
Ready for Review-Document Uploaded. The payoffs referenced on the CD/HUD are supported by documentation in the file. Although the Title Report reflects two liens dated XXXX in the amounts of $XXXX and $XXXX, these liens were satisfied at closing.
Please see the check dated XXXX from XXXX, in the amount of $XXXX made payable to XXXX. The memo line references the subject property address, XXXX, confirming the payoff of the outstanding liens associated with the property.
Based on the provided payoff documentation, the liens reflected on the Title Report were paid in full at closing. Please clear this finding.
 - Seller-03/10/2026
Open-Payoff(s) on the CD/HUD are not reported on Title Report. Title reflects 2 liens dated XXXX ($XXXX and $XXXX) being paid off at closing. - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. The payoffs referenced on the CD/HUD are supported by documentation in the file. Although the Title Report reflects two liens dated XXXX in the amounts of $XXXXand $XXXX, these liens were satisfied at closing.
Please see the check dated XXXX from XXXX, Attorneys at Law, in the amount of $XXXX made payable to XXXX. The memo line references the subject property address, XXXX, confirming the payoff of the outstanding liens associated with the property.
Based on the provided payoff documentation, the liens reflected on the Title Report were paid in full at closing. Please clear this finding.
 - Seller-03/10/2026
																									Resolved-Client provided copy of check paying off XXXX Lender Services Inc - Due Diligence Vendor-03/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 764 LTV is less than guideline maximum - Required is 85 Borrower has 80		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7762043
993880	XXXX	XXXX	XXXX	D	A	D	A	A	A	C	A	Closed	FCRE1158	2026-02-23 10:24	2026-03-05 12:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Received paid invoice confirming annual premium. - Due Diligence Vendor-03/05/2026
Ready for Review-Document Uploaded. The paid receipt invoice for $1,454.00 reflects the following:

Homeowner’s insurance premium: XXXX

One-time service charge: $100.00

The XXXX premium amount is accurately disclosed on the Final Closing Disclosure (CD) under prepaid hazard insurance. The additional $100.00 represents a one-time service fee and is not part of the insurance premium.

There is no escrow/impound account established for hazard insurance.

Accordingly, the amounts collected and disclosed are accurate and properly documented. Please clear this invalid finding. - Seller-03/04/2026
Counter-Binder with Policy number, coverage amount provided, however the estimated premium is XXXX was collected at closing. - Due Diligence Vendor-02/27/2026
Ready for Review-The insurance document provided is an Insurance Binder, which is an acceptable evidence of coverage prior to issuance of the final policy declaration page.

The binder reflects the following:

Effective Date: XXXX

Property Address: XXXX

Coverage A (Dwelling): $400,000

Coverage B (Other Structures): $80,000

Coverage C (Contents): $0

Coverage D (Fair Rental Value): $80,000

Deductible: $2,500

General Liability (Each Occurrence): $300,000

An insurance binder is a legally binding temporary contract of insurance that confirms coverage is in force pending issuance of the formal declarations page. This is standard industry practice and satisfies hazard insurance requirements prior to closing/funding.

The binder clearly evidences:

Active coverage

Adequate dwelling limits

Acceptable deductible

Required liability coverage

Correct property address

Accordingly, the requirement for proof of hazard insurance has been met. The request for a “final policy” is not required where a valid binder is in force.

Please review the uploaded binder and clear this condition.

If needed, I can also prepare a softer version offering to provide the declarations page once issued to prevent further back-and-forth. - Seller-02/26/2026
Counter-Received "temporary insurance".- Please provide final policy.  - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded.  - Seller-02/24/2026
Ready for Review-Document Uploaded. The Hazard Insurance documentation provided in the loan file is not blank. An Insurance Binder is included and reflects the following:

Effective Date: XXXX

Property Address: XXXX

Coverage A (Dwelling): $400,000

Coverage B (Other Structures): $80,000

Coverage C (Contents): $0

Coverage D (Fair Rental Value): $80,000

Deductible: $2,500

General Liability (Each Occurrence): $300,000

The binder clearly evidences active hazard coverage for the subject property.

Accordingly, the finding that the HOI policy is blank is not supported by the documentation in file. Please review the Insurance Binder provided and clear this invalid finding. - Seller-02/24/2026
Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided The HOI policy is blank. Lender to provide an updated copy of the HOI policy. Additional conditions may apply, pending review. - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. The paid receipt invoice for $1,454.00 reflects the following:

Homeowner’s insurance premium: $1,354.00

One-time service charge: $100.00

The $1,354.00 premium amount is accurately disclosed on the Final Closing Disclosure (CD) under prepaid hazard insurance. The additional $100.00 represents a one-time service fee and is not part of the insurance premium.

There is no escrow/impound account established for hazard insurance.

Accordingly, the amounts collected and disclosed are accurate and properly documented. Please clear this invalid finding. - Seller-03/04/2026
 Ready for Review-The insurance document provided is an Insurance Binder, which is an acceptable evidence of coverage prior to issuance of the final policy declaration page.

The binder reflects the following:

Effective Date: XXXX

Property Address: XXXX

Coverage A (Dwelling): $XXXX

Coverage B (Other Structures): $XXXX

Coverage C (Contents): $XXXX

Coverage D (Fair Rental Value): $XXXX

Deductible: $XXXX

General Liability (Each Occurrence): $XXXX

An insurance binder is a legally binding temporary contract of insurance that confirms coverage is in force pending issuance of the formal declarations page. This is standard industry practice and satisfies hazard insurance requirements prior to closing/funding.

The binder clearly evidences:

Active coverage

Adequate dwelling limits

Acceptable deductible

Required liability coverage

Correct property address

Accordingly, the requirement for proof of hazard insurance has been met. The request for a “final policy” is not required where a valid binder is in force.

Please review the uploaded binder and clear this condition.

If needed, I can also prepare a softer version offering to provide the declarations page once issued to prevent further back-and-forth. - Seller-02/26/2026
 Ready for Review-Document Uploaded.  - Seller-02/24/2026
 Ready for Review-Document Uploaded. The Hazard Insurance documentation provided in the loan file is not blank. An Insurance Binder is included and reflects the following:

Effective Date: XXXX

Property Address: XXXX

Coverage A (Dwelling): $XXXX

Coverage B (Other Structures): $XXXX

Coverage C (Contents): $0

Coverage D (Fair Rental Value): $XXXX

Deductible: $2,500

General Liability (Each Occurrence): $XXXX

The binder clearly evidences active hazard coverage for the subject property.

Accordingly, the finding that the HOI policy is blank is not supported by the documentation in file. Please review the Insurance Binder provided and clear this invalid finding. - Seller-02/24/2026
																									Resolved-Received paid invoice confirming annual premium. - Due Diligence Vendor-03/05/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 764 LTV is less than guideline maximum - Required is 85 Borrower has 80		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7754771
993880	XXXX	XXXX	XXXX	D	A	D	A	A	A	C	A	Closed	FPRO1257	2026-02-23 10:07	2026-02-25 13:37	Resolved	1 - Information	C	A	Property	Value	Primary Property Value is not Substantiated	Resolved-Received Field review. - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. A Field Review dated XXXX is included in the loan file and supports a reconciled value of $156,000.

The original appraisal reflects a value of XXXX and the purchase price is XXXX. The Field Review value of XXXX reasonably supports both the appraised value and the sales price.

Additionally, with a loan amount of XXXX and a supported value of $156,000, the actual LTV is 79.49%, which is below the 80% threshold.

Please review the Field Review included in the file and clear this finding. - Seller-02/24/2026
																							Open-The Primary Property Value is unsubstantiated. Additional valuation product is required. Lender to provide additional valuation to support appraised value of $XXXX or the sales price of $XXXX. Desk Review in file value was $XXXX (-33.54%). It should be noted the 1008 states a field review was obtained; however, a copy of the field review was missing from the loan file. - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. A Field Review dated XXXX is included in the loan file and supports a reconciled value of $XXXX The original appraisal reflects a value of XXXX and the purchase price is XXXX The Field Review value of XXXX reasonably supports both the appraised value and the sales price. Additionally, with a loan amount of XXXX and a supported value of XXXX actual LTV is 79.49%, which is below the 80% threshold. Please review the Field Review included in the file and clear this finding. - Seller-02/24/2026	Resolved-Received Field review. - Due Diligence Vendor-02/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 764 LTV is less than guideline maximum - Required is 85 Borrower has 80		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7754232
993900	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0113	2026-02-23 14:27	2026-03-24 12:08	Waived	2 - Non-Material	C	B	Credit	Eligibility	Property/Appraisal General (Credit)	Waived-Document Uploaded. -Originator waiver applied to non-material finding with compensating factors. Exception for occupancy correction on appraisal. - Due Diligence Vendor-03/24/2026
Counter-After further review from management- We are not questioning the occupancy for the borrower, but the occupancy should reflect correctly on the appraisal.  The appraisal needs to be corrected. - Due Diligence Vendor-03/20/2026
Ready for Review-Please escalate this for management review. The occupancy of the transaction is not solely reliant on the appraisal or on who occupies the property specially when the loan has been priced as an Investment property. As previously noted and supported with documentation delivered with the loan file, the borrower works and resides in XXXX and rental income was not used for qualification. it is possible immediate family members reside in the property. Nevertheless, the issue is immaterial. - Seller-03/19/2026
Counter-Review of the appraisal reflects the subject is owner occupied and the subject transaction is a refinance of an investment property. Appraisal need to be corrected to reflect the subject is tenant occupied or vacant. - Due Diligence Vendor-03/19/2026
Ready for Review-The occupancy of the transaction is not solely reliant on the appraisal or who occupies the property specially when the loan has been priced as an Investment property. As previously noted and supported with documentation delivered with the loan file, the borrower works and resides in CA and rental income was not used for qualification. The issue is immaterial. - Seller-03/18/2026
Counter-Appraisal to be corrected to tenant otherwise it does not support the occupancy of the transaction - Due Diligence Vendor-03/18/2026
Ready for Review-The fact that the appraisal indicates the property as owner occupied is immaterial. The loan was approved and priced as an Investment property. The borrower works and resides in CA as evidenced by the the documentation in the loan file and rental income was not used for qualification. Please escalate and clear this finding accordingly.  - Seller-03/16/2026
Open-Appraisal shows occupant as "Owner" and not "Tenant" - Due Diligence Vendor-02/23/2026	Ready for Review-Please escalate this for management review. The occupancy of the transaction is not solely reliant on the appraisal or on who occupies the property specially when the loan has been priced as an Investment property. As previously noted and supported with documentation delivered with the loan file, the borrower works and resides in CA and rental income was not used for qualification. it is possible immediate family members reside in the property. Nevertheless, the issue is immaterial. - Seller-03/19/2026
 Ready for Review-The occupancy of the transaction is not solely reliant on the appraisal or who occupies the property specially when the loan has been priced as an Investment property. As previously noted and supported with documentation delivered with the loan file, the borrower works and resides in XX and rental income was not used for qualification. The issue is immaterial. - Seller-03/18/2026
 Ready for Review-The fact that the appraisal indicates the property as owner occupied is immaterial. The loan was approved and priced as an Investment property. The borrower works and resides in XX as evidenced by the the documentation in the loan file and rental income was not used for qualification. Please escalate and clear this finding accordingly.  - Seller-03/16/2026
																									Waived-Document Uploaded. -Originator waiver applied to non-material finding with compensating factors. Exception for occupancy correction on appraisal. - Due Diligence Vendor-03/24/2026	LTV is less than guideline maximum - Required is 70 Borrower has 56.18 Qualifying DTI below maximum allowed - Required is 50 Borrower has 11.55 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 779	779 fico 56.18% LTV 11.55% DTI	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	7761961
993948	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated
993950	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
993954	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-02-23 13:41	2026-02-26 12:31	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received security instrument confirming reconveyance matches. - Due Diligence Vendor-02/26/2026
Ready for Review-Document Uploaded. Please see attached Property Profile and Deed of Trust linking the previously provided Reconveyance of the private lien. - Seller-02/26/2026
Counter-Received Property profile as of XXXX that still reflect an outstanding private mortgage.  Reconveyance provided loan amounts do not match what is reflected on property profile.   - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. Please see attached LOE and Full Reconveyance of the private mortgage along with a revised 1003 and 1008. - Seller-02/24/2026
																							Open-Housing History Does Not Meet Guideline Requirements Need most recent 12 month mortgage history and PITI payment info from private lender for XXXX property (as it was listed borrower had private mortgage with mortgage payment listed on 1003). - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. Please see attached Property Profile and Deed of Trust linking the previously provided Reconveyance of the private lien. - Seller-02/26/2026 Ready for Review-Document Uploaded. Please see attached LOE and Full Reconveyance of the private mortgage along with a revised 1003 and 1008. - Seller-02/24/2026	Resolved-Received security instrument confirming reconveyance matches. - Due Diligence Vendor-02/26/2026	Months Reserves exceed minimum required - We have 5.2 months of reserves and no reserves were needed for this loan Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 800 Required is 640 Borrower has 800		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7760963
993954	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE5790	2026-02-23 14:24	2026-02-26 12:31	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-Received UDM dated XXXX - Due Diligence Vendor-02/25/2026 Ready for Review-Document Uploaded. The Final DV delivered with the loan file had the UDM monitoring started on XXXX, which is within 10 days of the note date. Please see attached. - Seller-02/24/2026 Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. The Final DV delivered with the loan file had the UDM monitoring started on XXXX, which is within 10 days of the note date. Please see attached. - Seller-02/24/2026	Resolved-Received UDM dated XXXX - Due Diligence Vendor-02/25/2026	Months Reserves exceed minimum required - We have 5.2 months of reserves and no reserves were needed for this loan Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 800 Required is 640 Borrower has 800		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7761909
993954	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1437	2026-02-23 13:27	2026-02-26 12:27	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-Received 1 yr P&L and CPA validation. - Due Diligence Vendor-02/26/2026 Ready for Review-Document Uploaded. The requested documents was previously delivered with the loan file. Please see attached. - Seller-02/25/2026 Counter-Received P&L. Missing verification of CPA. - Due Diligence Vendor-02/25/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/23/2026 Open-Income and Employment Do Not Meet Guidelines Missing P&L completed by CPA (signed and dated) to show net income to complete income calculation. - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. The requested documents was previously delivered with the loan file. Please see attached. - Seller-02/25/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/23/2026	Resolved-Received 1 yr P&L and CPA validation. - Due Diligence Vendor-02/26/2026	Months Reserves exceed minimum required - We have 5.2 months of reserves and no reserves were needed for this loan Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 800 Required is 640 Borrower has 800		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7760440
993954	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1326	2026-02-23 13:27	2026-02-26 12:22	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing	Resolved-Received 1 yr P&L and CPA validation. - Due Diligence Vendor-02/26/2026 Ready for Review-Document Uploaded. The requested documents was previously delivered wit the loan file. Please see attached. - Seller-02/25/2026 Counter-Received P&L. Missing verification of CPA. - Due Diligence Vendor-02/25/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/23/2026 Open-Borrower 1 YTD Profit & Loss Missing Missing P&L completed by CPA (signed and dated) to show net income to complete income calculation. - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. The requested documents was previously delivered wit the loan file. Please see attached. - Seller-02/25/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/23/2026	Resolved-Received 1 yr P&L and CPA validation. - Due Diligence Vendor-02/26/2026	Months Reserves exceed minimum required - We have 5.2 months of reserves and no reserves were needed for this loan Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 800 Required is 640 Borrower has 800		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7760439
993954	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0196	2026-02-23 13:55	2026-02-25 12:42	Resolved	1 - Information	C	A	Credit	Eligibility	Payoff(s) on the CD/HUD are not reported on Title Report	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-02/25/2026
Ready for Review-The borrower's LOE was referring to the inquiry on the subject loan by the, XXXX.  - Seller-02/24/2026
Open-Payoff(s) on the CD/HUD are not reported on Title Report.  Borrower addressed inquiry with XXXX was a new opened debt which was a lien associated with subject property and would be paid off.  Only lien paid off was with XXXX.
Need complete repayment terms for XXXX.
Need to verify if this was a lien on subject.
																							If this was a lien on subject property, we need verification this debt was paid off and source of funds to payoff debt since it was not listed on final CD. - Due Diligence Vendor-02/23/2026	Ready for Review-The borrower's LOE was referring to the inquiry on the subject loan by the TPO, XXXX. - Seller-02/24/2026	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-02/25/2026	Months Reserves exceed minimum required - We have 5.2 months of reserves and no reserves were needed for this loan Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 800 Required is 640 Borrower has 800			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7761230
994058	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
994128	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0187	2026-02-23 13:15	2026-02-25 12:52	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not meet Flip transaction requirements	Waived-Originator provided a waive to go off funding date for determining the 180 day period, as we would be 170 days if using acquisition date and the purchase contract date.- exception is to waive need for 2nd appraisal, applied to non material finding with comp factors - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-02/24/2026
Open-Loan and does not meet the Flip Transaction requirement and a full 2nd appraisal is required. Exception:  Seeking exception to go off funding date for determining the 180 day period, as we would be 170 days if using acquisition date and the purchase contract date.- exception is to waive need for 2nd appraisal.

																							Guideline: Second appraisal is required 20% increase in sales price if seller acquired the property in the past 91-180 days. - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/24/2026	Waived-Originator provided a waive to go off funding date for determining the 180 day period, as we would be 170 days if using acquisition date and the purchase contract date.- exception is to waive need for 2nd appraisal, applied to non material finding with comp factors - Due Diligence Vendor-02/25/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 25.59%. Required is 50 Borrower has 25.59 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 730. Required is 680 Borrower has 730	Fico score is 20 points above minimum DTI is 5% below max Years on job 6	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	7759999
994139	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1241	2026-02-23 14:12	2026-04-07 11:42	Resolved	1 - Information	D	A	Credit	Missing Doc	Purchase Contract is Missing	Resolved-Received Purchase Contract. - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. Please see attached RPA. - Seller-02/23/2026 Open-Loan Purpose is Purchase but Purchase Contract is Missing. - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. Please see attached RPA. - Seller-02/23/2026	Resolved-Received Purchase Contract. - Due Diligence Vendor-04/07/2026	Credit history exceeds minimum required - Credit history/FICO exceeds minimum required Months Reserves exceed minimum required - Months Reserves exceed minimum required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7761705
994139	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1510	2026-02-18 11:02	2026-02-25 19:21	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Property is vested in the name of business. The file contains the borrowing certiifcation support the person who singed the mortgage has full signing authority. - Due Diligence Vendor-02/26/2026
Ready for Review-Document Uploaded. Please see attached XXXX Good standing, Operating Agreement and Certificate of Organization.  Per the XXXX Certificate of Good Standing for XXXX dated XXXX are each listed as persons authorized to execute documents and act with respect to real property on behalf of the LLC.
The recorded Mortgage was executed by an authorized manager of the LLC in his representative capacity. XXXX law does not require all authorized persons to execute the instrument; any authorized manager/member may bind the LLC. Accordingly, the Mortgage is properly executed. Please clear this finding.3:08 pm
 - Seller-02/23/2026
Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Co Borrower signature missing on Mortgage/DOT. - Due Diligence Vendor-02/18/2026	Ready for Review-Document Uploaded. Please see attached XXXX Good standing, Operating Agreement and Certificate of Organization. Per the Massachusetts Certificate of Good Standing for XXXX dated XXXX, XXXX are each listed as persons authorized to execute documents and act with respect to real property on behalf of the LLC.
The recorded Mortgage was executed by an authorized manager of the LLC in his representative capacity. XXXX law does not require all authorized persons to execute the instrument; any authorized manager/member may bind the LLC. Accordingly, the Mortgage is properly executed. Please clear this finding.3:08 pm
 - Seller-02/23/2026
																									Resolved-Property is vested in the name of business. The file contains the borrowing certiifcation support the person who singed the mortgage has full signing authority. - Due Diligence Vendor-02/26/2026	Credit history exceeds minimum required - Credit history/FICO exceeds minimum required Months Reserves exceed minimum required - Months Reserves exceed minimum required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7677988
994139	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1254	2026-02-23 12:00	2026-02-25 13:04	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received Final Seller CD. - Due Diligence Vendor-02/25/2026

Ready for Review-Document Uploaded. Please see attached Signed Final Seller CD. The finding appears to be based on review of an unsigned draft Seller Closing Disclosure. The fully executed Seller CD reflects the payoff of the existing mortgage in connection with this purchase transaction. Please refer to the signed Seller CD in the file evidencing the payoff. Accordingly, this finding is not valid and should be cleared. - Seller-02/24/2026

																							Open-Property Title Issue NO SELLER PAYOFF ON CD HOWEVER THERE IS A MORTGAGE RECORDED ON TITLE. - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. Please see attached Signed Final Seller CD. The finding appears to be based on review of an unsigned draft Seller Closing Disclosure. The fully executed Seller CD reflects the payoff of the existing mortgage in connection with this purchase transaction. Please refer to the signed Seller CD in the file evidencing the payoff. Accordingly, this finding is not valid and should be cleared. - Seller-02/24/2026	Resolved-Received Final Seller CD. - Due Diligence Vendor-02/25/2026	Credit history exceeds minimum required - Credit history/FICO exceeds minimum required Months Reserves exceed minimum required - Months Reserves exceed minimum required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7758034
994139	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE8887	2026-02-23 13:38	2026-02-25 13:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Upon further review, DSCR does not require an REO - Due Diligence Vendor-02/25/2026
Ready for Review-Per DSCR program guidelines, a complete Real Estate Owned (REO) schedule is not required for Borrower 2. For this loan type, only the subject investment property and the borrower’s primary residence (if applicable per program requirements) are required to be disclosed.

Accordingly, inclusion of a full REO schedule for Borrower 2 is not required under the DSCR guidelines. Please clear this finding. - Seller-02/24/2026
																							Open-BORROWER 2 - APPLICATOIN MISSING REAL EASTATE OWNED. - Due Diligence Vendor-02/23/2026	Ready for Review-Per DSCR program guidelines, a complete Real Estate Owned (REO) schedule is not required for Borrower 2. For this loan type, only the subject investment property and the borrower’s primary residence (if applicable per program requirements) are required to be disclosed. Accordingly, inclusion of a full REO schedule for Borrower 2 is not required under the DSCR guidelines. Please clear this finding. - Seller-02/24/2026	Resolved-Upon further review, DSCR does not require an REO - Due Diligence Vendor-02/25/2026	Credit history exceeds minimum required - Credit history/FICO exceeds minimum required Months Reserves exceed minimum required - Months Reserves exceed minimum required			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7760724
994392	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
994419	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1204	2026-02-23 12:50	2026-03-02 10:38	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received property profile confirming XXXX does not belong to borrower. - Due Diligence Vendor-03/02/2026
Ready for Review-Document Uploaded. Please see attached Property Profile showing XXXX was sold on XXXX and the new owner name is XXXX. No issues found.  - Seller-02/27/2026
Counter-1003 does not reflect XXXX, provide current mortgage statement, HOA, HOI and Tax bill. Other conditions may apply - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. Please see attached snippet of Page 10 of Final Data Verify report showing none of the properties were sold. XXXX shows NO for sold. Please clear this invalid finding.  - Seller-02/24/2026
																							Open-Fraud Report Shows Uncleared Alerts Provide evidence that borrower sold property listed on page 10 of Drive report. Additional findings may apply. - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. Please see attached Property Profile showing XXXX was sold on XXXX and the new owner name is XXXX. No issues found. - Seller-02/27/2026 Ready for Review-Document Uploaded. Please see attached snippet of Page 10 of Final Data Verify report showing none of the properties were sold. XXXX shows NO for sold. Please clear this invalid finding. - Seller-02/24/2026	Resolved-Received property profile confirming XXXX does not belong to borrower. - Due Diligence Vendor-03/02/2026	Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income =/> 1.5 times $3,500 monthly residual income - Qualifying residual $11,186.78; minimum required NONE Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 27.82% Required is 50.49 Borrower has 27.82		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7759387
994419	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCOM1351	2026-02-23 11:12	2026-03-02 10:35	Resolved	1 - Information	D	A	Credit	Missing Doc	Guaranty Agreement Missing	Resolved-Upon further review, the Note was executed as individual and Personal Guaranty not required. - Due Diligence Vendor-03/02/2026 Ready for Review- The Guaranty Agreement document is not applicable in this case. The borrower is a sole member entity; therefore, a separate Guaranty Agreement is not required. - Seller-02/27/2026 Open-The Subject Loan is a Business Purpose Loan but the Guaranty Agreement Doc is 'Missing'. - Due Diligence Vendor-02/23/2026	Ready for Review- The Guaranty Agreement document is not applicable in this case. The borrower is a sole member entity; therefore, a separate Guaranty Agreement is not required. - Seller-02/27/2026	Resolved-Upon further review, the Note was executed as individual and Personal Guaranty not required. - Due Diligence Vendor-03/02/2026	Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income =/> 1.5 times $3,500 monthly residual income - Qualifying residual $11,186.78; minimum required NONE Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 27.82% Required is 50.49 Borrower has 27.82			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7756364
994419	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1316	2026-02-23 13:52	2026-02-25 13:32	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided for 1b - Due Diligence Vendor-02/25/2026
Ready for Review-Borrower 1’s current employer (1b) reflects 3 years and 1 month of continuous employment, satisfying the required two-year employment history. Prior employer (1c) falls outside the most recent two-year period and is not required to be verified per XXXX guidelines.
A 3rd party VOE dated within 10 days prior to closing has been obtained for the current employer (1b), meeting verification requirements.
No additional VOE is required. Please clear this invalid finding.
 - Seller-02/24/2026
																							Open-Borrower 1 3rd Party VOE Prior to Close Missing VOE 10 days prior to close provided for 1b but not 1c on URLA. Additional findings may apply. - Due Diligence Vendor-02/23/2026	Ready for Review-Borrower 1’s current employer (1b) reflects 3 years and 1 month of continuous employment, satisfying the required two-year employment history. Prior employer (1c) falls outside the most recent two-year period and is not required to be verified per XXXX guidelines. A 3rd party VOE dated within 10 days prior to closing has been obtained for the current employer (1b), meeting verification requirements. No additional VOE is required. Please clear this invalid finding. - Seller-02/24/2026	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided for 1b - Due Diligence Vendor-02/25/2026	Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income =/> 1.5 times $3,500 monthly residual income - Qualifying residual $11,186.78; minimum required NONE Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 27.82% Required is 50.49 Borrower has 27.82			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7761135
994419	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0179	2026-02-23 13:09	2026-02-25 13:25	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-UW noted Warrantable Condo on 1008 - Due Diligence Vendor-02/25/2026 Ready for Review-Document Uploaded. Please see attached PC 1008 - Warrantable Condo. - Seller-02/24/2026 Open-UW Attestation/Docs stating warrantability are missing. - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. Please see attached PC 1008 - Warrantable Condo. - Seller-02/24/2026	Resolved-UW noted Warrantable Condo on 1008 - Due Diligence Vendor-02/25/2026	Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income =/> 1.5 times $3,500 monthly residual income - Qualifying residual $11,186.78; minimum required NONE Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 27.82% Required is 50.49 Borrower has 27.82		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7759855
994423	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0196	2026-02-23 11:24	2026-02-25 13:06	Resolved	1 - Information	C	A	Credit	Eligibility	Payoff(s) on the CD/HUD are not reported on Title Report	Resolved-Received updated CD. - Due Diligence Vendor-02/25/2026 Ready for Review-Document Uploaded. Please see attached - Seller-02/24/2026 Open-Payoff(s) on the CD/HUD are not reported on Title Report. Title commitment shows a seller lien with XXXX that was not reflected on Seller's CD showing it was paid in full. Provide documentation to show lien was paid in full prior to closing OR provide updated Seller's CD showing lien was paid off in full. - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. Please see attached - Seller-02/24/2026	Resolved-Received updated CD. - Due Diligence Vendor-02/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 768 On time mortgage history exceeds guideline requirement - On Time Mortgage History = 27 Months Required = 12 months DSCR % greater than 1.20 - DSCR = 1.869		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7757262
994423	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-02-17 13:45	2026-02-25 12:59	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received legal description. - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. Please see attached - Seller-02/24/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing the attached legal description in mortgage chain. - Due Diligence Vendor-02/17/2026	Ready for Review-Document Uploaded. Please see attached - Seller-02/24/2026	Resolved-Received legal description. - Due Diligence Vendor-04/07/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 768 On time mortgage history exceeds guideline requirement - On Time Mortgage History = 27 Months Required = 12 months DSCR % greater than 1.20 - DSCR = 1.869		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7660399
996269	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
996374	XXXX	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE0044	2026-02-23 20:38	2026-03-05 10:55	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Client provided LOX for XXXX inquiry, no new debt acquired - Due Diligence Vendor-03/05/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-03/03/2026
Counter-Please provide credit inquiry meeting requirements of 4.5 of guidelines.   - Due Diligence Vendor-02/26/2026
Ready for Review-LOE is not required. The delivered loan file included documentation to support that XXXX was a lien holder for the borrower's REO as well as the borrower's Bank. As evidenced by the final UDM/DV no new debt was opened. - Seller-02/25/2026
Counter-Credit Inquiry is from XXXX, borrower to provide signed LOX to advise if any new debt has been opened - Due Diligence Vendor-02/25/2026
Ready for Review-We respectfully disagree. An inquiry LOE was not required, the only inquiry on the credit report was by XXXX. The delivered loan file included documentation to support that XXXX was a lien holder for the borrower's REO as well as the borrower's Bank.  - Seller-02/24/2026
Open-LOX for credit inquiries is missing. - Due Diligence Vendor-02/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/03/2026
 Ready for Review-LOE is not required. The delivered loan file included documentation to support that XXXX was a lien holder for the borrower's REO as well as the borrower's Bank. As evidenced by the final UDM/DV no new debt was opened. - Seller-02/25/2026
 Ready for Review-We respectfully disagree. An inquiry LOE was not required, the only inquiry on the credit report was by XXXX. The delivered loan file included documentation to support that XXXX was a lien holder for the borrower's REO as well as the borrower's Bank.  - Seller-02/24/2026
																									Resolved-Client provided LOX for XXXX inquiry, no new debt acquired - Due Diligence Vendor-03/05/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 808 LTV is less than guideline maximum - Required is 85 Borrower has 58.94		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7769863
996374	XXXX	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3617	2026-02-18 13:59	2026-02-26 08:25	Resolved	1 - Information	C	A	Compliance	TRID	TRID Initial Closing Disclosure Date and Funding Date Validation Test	Resolved-Received PCCD XXXX. Finding Resolved - Due Diligence Vendor-02/26/2026
Ready for Review-Document Uploaded. ATTACHED - Seller-02/25/2026
Counter------We are in need of a PCCD showing that the loan funded after consummation. Final CD in file is signed on XXXX, but funding date is XXXX. - Due Diligence Vendor-02/25/2026
Ready for Review-Document Uploaded. REBUTTAL - Seller-02/24/2026
																							Open-This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields. -------Provide proof of borrower receipt for CD's dated XXXX. - Due Diligence Vendor-02/18/2026	Ready for Review-Document Uploaded. ATTACHED - Seller-02/25/2026 Ready for Review-Document Uploaded. REBUTTAL - Seller-02/24/2026	Resolved-Received PCCD XXXX. Finding Resolved - Due Diligence Vendor-02/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 808 LTV is less than guideline maximum - Required is 85 Borrower has 58.94		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7682873
996374	XXXX	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1440	2026-02-23 20:32	2026-02-25 13:21	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Client provided CD which closed XXXX along with 1st mortgage statement. No history available - Due Diligence Vendor-02/25/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/24/2026 Open-Housing History Does Not Meet Guideline Requirements Provide payment amount and pay history for primary residence XXXX. - Due Diligence Vendor-02/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/24/2026	Resolved-Client provided CD which closed XXXX along with 1st mortgage statement. No history available - Due Diligence Vendor-02/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 808 LTV is less than guideline maximum - Required is 85 Borrower has 58.94		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7769701
996374	XXXX	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE5782	2026-02-23 17:17	2026-02-25 13:18	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Used Credit Report dated XXXX for gap credit - Due Diligence Vendor-02/25/2026 Ready for Review-Document Uploaded. The Final DV delivered with the loan file had the UDM monitoring started on XXXX, which is within 10 days of the Note date. Additionally, the delivered loan file included an updated Credit Report. Please see attached. - Seller-02/24/2026 Open-Borrower 1 Gap Credit Report is Missing - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. The Final DV delivered with the loan file had the UDM monitoring started on XXXX, which is within 10 days of the Note date. Additionally, the delivered loan file included an updated Credit Report. Please see attached. - Seller-02/24/2026	Resolved-Used Credit Report dated XXXX for gap credit - Due Diligence Vendor-02/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 808 LTV is less than guideline maximum - Required is 85 Borrower has 58.94		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7765939
996374	XXXX	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1206	2026-02-23 17:23	2026-02-25 13:06	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received updated Fraud Report adding Appraiser - Due Diligence Vendor-02/25/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/24/2026 Open-All Interested Parties Not Checked with Exclusionary Lists, missing appraiser. - Due Diligence Vendor-02/23/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/24/2026	Resolved-Received updated Fraud Report adding Appraiser - Due Diligence Vendor-02/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 808 LTV is less than guideline maximum - Required is 85 Borrower has 58.94		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7766073
996440	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
996509	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1198	2026-02-23 19:00	2026-02-27 13:19	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator provided a waiver for 8 months reserves <9 months required, applied to non material finding with comp factors - Due Diligence Vendor-02/27/2026 Ready for Review-Document Uploaded. Please see attached Exception allowing the loan to close with 8 months reserves - Seller-02/26/2026 Open-Audited Reserves of 8.36 month(s) are less than Guideline Required Reserves of 9 month(s) The required reserves is 9 months and the borrower only has 8.36 months verified. - Due Diligence Vendor-02/24/2026	Ready for Review-Document Uploaded. Please see attached Exception allowing the loan to close with 8 months reserves - Seller-02/26/2026	Waived-Originator provided a waiver for 8 months reserves <9 months required, applied to non material finding with comp factors - Due Diligence Vendor-02/27/2026	On time mortgage history exceeds guideline requirement - Borrower has 0x30x12 months, guides allow a maximum of 1x30x12 months. Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.81	DTI: 5% below maximum allowed Credit: 0x12 for over 24 months	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	7767353
996512	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
996531	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-02-24 21:43	2026-03-03 10:11	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Client provided 12 months rent payments on primary. Per Matrix reserve required is 6 months. Audited Reserves of 6.87 month(s) are greater than or equal to Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-03/03/2026
Ready for Review-Document Uploaded.  - Seller-02/27/2026
Ready for Review-This appears to be a duplicate of the prior housing history finding that has already been reviewed and cleared. Please refer to the previously submitted documentation and the resolved condition for confirmation.

The complete documentation supporting the borrower’s housing history has already been provided (see attached).

Kindly review the file accordingly and clear this duplicate finding. - Seller-02/27/2026
Counter-Received Matrix.   Borrower does not have a complete 12 month history for their primary.  For this reason the 12 month reserve requirement applies. Finding remains. - Due Diligence Vendor-02/27/2026
Ready for Review-Document Uploaded. The 12-month reserve requirement cited in the finding is not applicable to this loan.

Borrower is not a First-Time Homebuyer (FTHB).
The borrower has documented primary housing history supported by:

Executed lease agreement

Verified rent payment history via bank statements

XXXX DSCR Matrix – First-Time Investor with Mortgage History
The matrix states that a First-Time Investor with mortgage history requires 6 months mortgage history, which the borrower satisfies (10 months ownership).

XXXX Non-QM DSCR Reserve Requirement
The XXXX Non-QM DSCR guidelines require 6 months of reserves, not 12 months.

The borrower has 6.87 months of audited reserves, which exceeds the 6-month requirement under the applicable DSCR program.

Accordingly:

The 12-month reserve requirement is not supported by the program matrix.

The borrower meets reserve requirements.

No exception is required.

Please update the reserve calculation under the correct program guidelines and clear this finding. - Seller-02/25/2026
Open-Audited Reserves of 6.87 month(s) are less than Guideline Required Reserves of 12 month(s) Borrower is a First Time Investor, own the subject for 10 months, therefore per Matrix 12 months of Assets Reserves is required, Borrower only have 6 months reserves. Also Borrower is a FTHB, did not provided housing history, if not 12 months of Reserves need exception for First time Investor with less than 12 months of ownership and without rental history. - Due Diligence Vendor-02/25/2026	Ready for Review-Document Uploaded. - Seller-02/27/2026
 Ready for Review-This appears to be a duplicate of the prior housing history finding that has already been reviewed and cleared. Please refer to the previously submitted documentation and the resolved condition for confirmation.

The complete documentation supporting the borrower’s housing history has already been provided (see attached).

Kindly review the file accordingly and clear this duplicate finding. - Seller-02/27/2026
 Ready for Review-Document Uploaded. The 12-month reserve requirement cited in the finding is not applicable to this loan.

Borrower is not a First-Time Homebuyer (FTHB).
The borrower has documented primary housing history supported by:

Executed lease agreement

Verified rent payment history via bank statements

XXXX DSCR Matrix – First-Time Investor with Mortgage History
The matrix states that a First-Time Investor with mortgage history requires 6 months mortgage history, which the borrower satisfies (10 months ownership).

XXXX Non-QM DSCR Reserve Requirement
The XXXX Non-QM DSCR guidelines require 6 months of reserves, not 12 months.

The borrower has 6.87 months of audited reserves, which exceeds the 6-month requirement under the applicable DSCR program.

Accordingly:

The 12-month reserve requirement is not supported by the program matrix.

The borrower meets reserve requirements.

No exception is required.

Please update the reserve calculation under the correct program guidelines and clear this finding. - Seller-02/25/2026
																									Resolved-Client provided 12 months rent payments on primary. Per Matrix reserve required is 6 months. Audited Reserves of 6.87 month(s) are greater than or equal to Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-03/03/2026	Long term residence - Long Term Residence = 3.83+ years Credit history exceeds minimum required - Credit History = 52 Months Minimum Credit History = 24 Months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7789926
996531	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-02-24 21:08	2026-02-27 13:58	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received lease and proof of payment. - Due Diligence Vendor-02/27/2026
Ready for Review-Document Uploaded. Verification of rent for the subject primary residence at XXXX has already been provided.

The following documentation was uploaded to the system:

XXXX bank statements

Documented rent payments from XXXX

Executed lease agreement supporting the monthly rent obligation

The bank statements clearly reflect consistent rent payments in accordance with the terms of the lease agreement, satisfying housing history guideline requirements.

Accordingly, this finding appears to be invalid as the required documentation is already in file.

Please review the uploaded documents and clear this condition. - Seller-02/25/2026
Open-Housing History Does Not Meet Guideline Requirements Provide Verification of Rent for primary residence XXXX - Due Diligence Vendor-02/25/2026	Ready for Review-Document Uploaded. Verification of rent for the subject primary residence at XXXX has already been provided.

The following documentation was uploaded to the system:

XXXX account XXXX bank statements

Documented rent payments from XXXX through XXXX

Executed lease agreement supporting the monthly rent obligation

The bank statements clearly reflect consistent rent payments in accordance with the terms of the lease agreement, satisfying housing history guideline requirements.

Accordingly, this finding appears to be invalid as the required documentation is already in file.

Please review the uploaded documents and clear this condition. - Seller-02/25/2026
																									Resolved-Received lease and proof of payment. - Due Diligence Vendor-02/27/2026	Long term residence - Long Term Residence = 3.83+ years Credit history exceeds minimum required - Credit History = 52 Months Minimum Credit History = 24 Months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7789792
1000052	XXXX	XXXX	XXXX	C	A	A	A	A	A	C	A	Closed	FPRO1257	2026-02-24 10:24	2026-03-02 10:51	Resolved	1 - Information	C	A	Property	Value	Primary Property Value is not Substantiated	Resolved-Received acceptable secondary valuation supporting ROV XXXX- Due Diligence Vendor-03/02/2026 Ready for Review-Document Uploaded. Please see attached the updated XXXX SSR score is 1 - Seller-02/27/2026 Counter-SSR provided has a value of XXXX, Appraisal has XXXX This SSR is not acceptable. - Due Diligence Vendor-02/26/2026 Ready for Review-Document Uploaded. Please see attached SSR score of 1 - Seller-02/24/2026 Open-The Primary Property Value is unsubstantiated. Additional valuation product is required. - Due Diligence Vendor-02/24/2026	Ready for Review-Document Uploaded. Please see attached the updated FNMA SSR score is 1 - Seller-02/27/2026 Ready for Review-Document Uploaded. Please see attached SSR score of 1 - Seller-02/24/2026	Resolved-Received acceptable secondary valuation supporting ROV XXXX - Due Diligence Vendor-03/02/2026	Months Reserves exceed minimum required - 3 months reserves required, 26 months verified. DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.005 Required is 0.8 Borrower has 1.005		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7779243
1000059	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE8013	2026-02-24 16:30	2026-03-18 11:32	Resolved	1 - Information	C	A	Credit	Eligibility	Purchase Contract Issue	Resolved-Purchase Contract is not partially provided. - Due Diligence Vendor-02/24/2026
																							Open-Resolved-Loan Purpose is Purchase but Purchase Contract is only Partially Provided. There is an option finder fees for 20,000, per guide the Assignment of contract or finder’s fees reflected on the purchase contract are limited to no greater than $30,000 and to be included in the sales contract price and associated with the LTV/CLTV calculation. Per Final CD the Sales price is XXXX and not XXXX.****20,000 was paid and reduced from sales contract also fees were paid cash by borrower. Correct sales prices is XXXX as match the final CD from Seller. - Due Diligence Vendor-02/24/2026		Resolved-Purchase Contract is not partially provided. - Due Diligence Vendor-02/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 779 Required is 700 Borrower has 779 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.159 Required is 0.8 Borrower has 1.159			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7786674
1000060	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-02-23 20:18	2026-02-27 13:25	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Deed of Trust with Legal Description. - Due Diligence Vendor-02/27/2026 Ready for Review-Document Uploaded. Please see attached Recorded DOT with Legal Description. - Seller-02/25/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Legal Description referenced as attached to Security Instrument is not included within the document or riders. - Due Diligence Vendor-02/24/2026	Ready for Review-Document Uploaded. Please see attached Recorded DOT with Legal Description. - Seller-02/25/2026	Resolved-Received Deed of Trust with Legal Description. - Due Diligence Vendor-02/27/2026	Long term residence - Long Term Residence over 10 years Months Reserves exceed minimum required - Reserves: 10 Min 6		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7769646
1000534	XXXX	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE4805	2026-02-20 07:20	2026-03-02 10:58	Resolved	1 - Information	C	A	Credit	Eligibility	Trust/POA Does Not Meet Guideline Requirements	Resolved-Received Trust. - Due Diligence Vendor-03/02/2026
Ready for Review-counter is not valid, a Trust cert is what you require when we do not have the Trust, Trust have been provided twice. Please escalate this matter for manager review as TPR counters are looping without resolution. Please expedite this to be cleared as soon as possible - Seller-02/25/2026
Counter-Received duplicate Seasoned Trust.  Missing the Certification of Trust from Attorney or Title. - Due Diligence Vendor-02/24/2026
Ready for Review-Document Uploaded. Please see attached Revocable Trust  - Seller-02/20/2026
																							Open-Trust/POA Does Not Meet Guideline Requirements Missing the Certification of Trust from Attorney or Title. - Due Diligence Vendor-02/20/2026	Ready for Review-counter is not valid, a Trust cert is what you require when we do not have the Trust, Trust have been provided twice. Please escalate this matter for manager review as TPR counters are looping without resolution. Please expedite this to be cleared as soon as possible - Seller-02/25/2026 Ready for Review-Document Uploaded. Please see attached Revocable Trust - Seller-02/20/2026	Resolved-Received Trust. - Due Diligence Vendor-03/02/2026	LTV is less than guideline maximum - Max LTV is 80 Borrower has 75 Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 729 Required is 680 Borrower has 729		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7716396
1000534	XXXX	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3652	2026-02-19 14:34	2026-02-24 08:20	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/24/2026
Ready for Review-Document Uploaded. SEE ATTACHED CD AND COC  - Seller-02/20/2026
																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($8,208.86) does not exceed or equal the comparable sum of specific and non-specific lender credits ($44,669.33). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ------Lender credit decreased from $43,833 to $7508.86 without a valid COC in file. Provide a COC for decrease OR evide52nce of refund to borrower or principal reduction in the amount of $35,624.14, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is XXXX - Due Diligence Vendor-02/19/2026	Ready for Review-Document Uploaded. SEE ATTACHED CD AND COC - Seller-02/20/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/24/2026	LTV is less than guideline maximum - Max LTV is 80 Borrower has 75 Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 729 Required is 680 Borrower has 729		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7704952
1000534	XXXX	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3540	2026-02-19 16:59	2026-02-24 08:20	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/24/2026
Ready for Review-If a revised CD was issued on XXXX, this makes it the operative disclosure. This is the version the borrower would need to acknowledge/sign at closing. The XXXX version does not need to be signed. - Seller-02/20/2026
																							Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"XXXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ------CD XXXX is not signed and there is no evidence of when it was provided to borrower. XXXX - Due Diligence Vendor-02/19/2026	Ready for Review-If a revised CD was issued on XXXX, this makes it the operative disclosure. This is the version the borrower would need to acknowledge/sign at closing. The XXXX version does not need to be signed. - Seller-02/20/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/24/2026	LTV is less than guideline maximum - Max LTV is 80 Borrower has 75 Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 729 Required is 680 Borrower has 729			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7708286
1001030	XXXX	XXXX	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1162	2026-02-24 14:29	2026-02-27 13:38	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Certificate Partially Provided	Resolved-Received Flood Cert confirming not in flood zone. - Due Diligence Vendor-02/27/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/25/2026 Open-Flood Certificate is Partially Provided Incorrect address listed on Flood Cert - Due Diligence Vendor-02/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/25/2026	Resolved-Received Flood Cert confirming not in flood zone. - Due Diligence Vendor-02/27/2026	LTV is less than guideline maximum - Required is 80 Borrower has 70 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.16 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 734		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7783525
1001037	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FPRO9999	2026-02-25 17:49	2026-02-27 15:38	Waived	2 - Non-Material	C	B	Credit	Eligibility	Condo project has pending litigation	Waived-Received the plantiffs notice of voluntary dismissal without prejudice onoy as to defendent XXXX Condominiums. Attorney letter for addition litigation suports the insurance comnpany has assigned the attorney to defend the HOA with the Plantiff claiming at least $30,000.00 in damages. No health structural or safety issues. - Due Diligence Vendor-02/27/2026
Ready for Review-Document Uploaded. Please see Condo litigation dismissal  - Seller-02/26/2026
																							Open-The condo project has pending litigation. Per Questionnaire, There are multiples open Litigations, but not sufficient documents provided to confirm that litigation is not impacting safety, soundness, or marketability of the property. - Due Diligence Vendor-02/25/2026	Ready for Review-Document Uploaded. Please see Condo litigation dismissal - Seller-02/26/2026	Waived-Received the plantiffs notice of voluntary dismissal without prejudice onoy as to defendent Osola Condominiums. Attorney letter for addition litigation suports the insurance comnpany has assigned the attorney to defend the HOA with the Plantiff claiming at least $30,000.00 in damages. No health structural or safety issues. - Due Diligence Vendor-02/27/2026	Long term residence - Long Term Residence Months Reserves exceed minimum required - The borrower has 10.65 months in reserves; 6 months required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	No	7812342
1001037	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE9996	2026-02-24 15:51	2026-02-27 13:42	Resolved	1 - Information	C	A	Credit	Eligibility	Condo does not meet requirements	Resolved-Received confirmation non warrantable and Delinquent HOA dues do not exceed 35% of total units. - Due Diligence Vendor-02/27/2026 Ready for Review-Document Uploaded. Please see attached 1008 already reflects as non warrantable. Please expedite this to be cleared as soon as possible - Seller-02/26/2026 Open-Condo Project Full Review, Non-Warrantable due to delinquent HOA dues. - Due Diligence Vendor-02/24/2026	Ready for Review-Document Uploaded. Please see attached 1008 already reflects as non warrantable. Please expedite this to be cleared as soon as possible - Seller-02/26/2026	Resolved-Received confirmation non warrantable and Delinquent HOA dues do not exceed 35% of total units. - Due Diligence Vendor-02/27/2026	Long term residence - Long Term Residence Months Reserves exceed minimum required - The borrower has 10.65 months in reserves; 6 months required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7785739
1001122	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0044	2026-02-24 21:14	2026-02-27 13:20	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-02/27/2026
Ready for Review-The credit report reflects inquiries from Premium Credit Bureau, which is the credit reporting agency itself.

These are soft/system-generated inquiries related to the credit pull process and not evidence of new debt, new credit extensions, or borrower-initiated financing activity.

Per underwriting guidelines, a Letter of Explanation (LOE) or Letter of Explanation for Credit (LOX) is required only when inquiries indicate potential undisclosed debt or new credit obligations.

Since the inquiries in question are solely from the credit reporting agency and do not represent new tradelines or debt obligations, an LOE/LOX is not required.

Accordingly, this finding is not applicable and should be cleared. - Seller-02/25/2026
Open-LOX for credit inquiries is missing. Missing LOE for credit inquiries - Due Diligence Vendor-02/25/2026	Ready for Review-The credit report reflects inquiries from Premium Credit Bureau, which is the credit reporting agency itself.

These are soft/system-generated inquiries related to the credit pull process and not evidence of new debt, new credit extensions, or borrower-initiated financing activity.

Per underwriting guidelines, a Letter of Explanation (LOE) or Letter of Explanation for Credit (LOX) is required only when inquiries indicate potential undisclosed debt or new credit obligations.

Since the inquiries in question are solely from the credit reporting agency and do not represent new tradelines or debt obligations, an LOE/LOX is not required.

Accordingly, this finding is not applicable and should be cleared. - Seller-02/25/2026

																									Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-02/27/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.7 Required is 50 Borrower has 42.7 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 750 Required is 700 Borrower has 750 LTV is less than guideline maximum - Required is 75 Borrower has 59.83 Required is 75 Borrower has 59.83			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7789809
1001134	XXXX	XXXX	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-02-19 14:02	2026-02-27 08:38	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-----Received verification of borrower's receipt. Finding Resolved. - Due Diligence Vendor-02/27/2026
Ready for Review-Document Uploaded. SEE REBUTAL  - Seller-02/26/2026
Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"XXXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----  CD XXXX is not signed and there is no evidence of when it was provided to borrower.

[Revised CD XXXX is shown to be received XXXX which is after closing date of XXXX.]
																							- Due Diligence Vendor-02/19/2026	Ready for Review-Document Uploaded. SEE REBUTAL - Seller-02/26/2026	Resolved-----Received verification of borrower's receipt. Finding Resolved. - Due Diligence Vendor-02/27/2026	LTV is less than guideline maximum - Max LTV is 85 Borrower has 69.4 Required is 85 Borrower has 69.4 Qualifying DTI below maximum allowed - Min DTI is 50 Borrower has 33.1 Required is 50 Borrower has 33.1 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 771 Required is 660 Borrower has 771		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7704332
1001154	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
1001293	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
1001403	XXXX	XXXX	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE2244	2026-02-25 22:30	2026-03-03 10:49	Waived	2 - Non-Material	C	B	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Waived-Originator provided a waiver for not meeting minimum Sq Ft required, applied to non material finding with comp factors - Due Diligence Vendor-03/03/2026 Ready for Review-Please expedite this to be cleared as soon as possible - Seller-02/27/2026 Ready for Review-Please see attached Exception used for Final approval - Seller-02/26/2026 Open-Property Issues are identified for the property Subject Property Gross Living Area is only XXXX SQ. FT. Minimum Require per guide is 500 SQ. FT. - Due Diligence Vendor-02/26/2026	Ready for Review-Please expedite this to be cleared as soon as possible - Seller-02/27/2026 Ready for Review-Please see attached Exception used for Final approval - Seller-02/26/2026	Waived-Originator provided a waiver for not meeting minimum Sq Ft required, applied to non material finding with comp factors - Due Diligence Vendor-03/03/2026	LTV is less than guideline maximum - LTV Required is 80% Borrower has 60%. Required is 70 Borrower has 60 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 660 Borrower has 776. Required is 660 Borrower has 776	FICO 60 + points above min LTV 10% below max 12 + months reserves above min DSCR > 1.2	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	N/A	7814814
1001424	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
1001425	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
1003679	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
1003807	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1174	2026-02-25 15:14	2026-03-06 12:29	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Partial	Resolved-Received Condo Master Insurance Policy - Due Diligence Vendor-03/06/2026
Ready for Review-Document Uploaded. Please see attached - Seller-03/05/2026
Counter-Master Liability reflects different borrower, loan number and unit number.  Provide clear evidence of master insurance/liability.   - Due Diligence Vendor-02/27/2026
Ready for Review-The condo association maintains a blanket master insurance policy covering the entire building located at XXXX, which includes the subject unit.

While the certificate reflects an incorrect loan number and unit number in the description field, this is a clerical notation issue only. Coverage under a condominium master policy is building-wide and not dependent on individual unit or loan numbers being listed.

The borrower’s HO6 policy reflects the correct unit address and provides required interior and liability coverage.

The master policy + HO6 policy together satisfy standard condominium insurance requirements.

Coverage is in place. The clerical description error does not invalidate coverage.

Please clear this condition. - Seller-02/25/2026
Open-Condo Master Insurance Policy Partially Provided Liability policy shows the wrong loan # and wrong unit # in the description box. - Due Diligence Vendor-02/25/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/05/2026
 Ready for Review-The condo association maintains a blanket master insurance policy covering the entire building located at XXXX, which includes the subject unit.

While the certificate reflects an incorrect loan number and unit number in the description field, this is a clerical notation issue only. Coverage under a condominium master policy is building-wide and not dependent on individual unit or loan numbers being listed.

The borrower’s HO6 policy reflects the correct unit address and provides required interior and liability coverage.

The master policy + HO6 policy together satisfy standard condominium insurance requirements.

Coverage is in place. The clerical description error does not invalidate coverage.

Please clear this condition. - Seller-02/25/2026
																									Resolved-Received Condo Master Insurance Policy - Due Diligence Vendor-03/06/2026	LTV is less than guideline maximum - Required is 70 Borrower has 60 Months Reserves exceed minimum required - 11 months reserves exceeds 6 months required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7808547
1003807	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FVAL5524	2026-02-25 15:05	2026-02-27 13:05	Waived	2 - Non-Material	C	B	Credit	Eligibility	Ineligible Property	Waived-Originator provided a waiver for XXXX sq ft < 500 sq ft required, applied to non material finding with comp factors - Due Diligence Vendor-02/27/2026 Ready for Review-Document Uploaded. Please see attached Approved Exception Request Form that was uploaded in your file. - Seller-02/25/2026 Open-Square feet less than 500 at XXXX-1008 states there is an exception however none was found in the file. - Due Diligence Vendor-02/25/2026	Ready for Review-Document Uploaded. Please see attached Approved Exception Request Form that was uploaded in your file. - Seller-02/25/2026	Waived-Originator provided a waiver for XXXX sq ft < 500 sq ft required, applied to non material finding with comp factors - Due Diligence Vendor-02/27/2026	LTV is less than guideline maximum - Required is 70 Borrower has 60 Months Reserves exceed minimum required - 11 months reserves exceeds 6 months required.	DSCR: >1.00 LTV: 10% < maximum allowedd.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	7808246
1003807	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0177	2026-02-25 12:10	2026-02-27 12:55	Resolved	1 - Information	D	A	Credit	Eligibility	Missing Third Party Market Rent Source	Resolved-Received Short Term Rental Analysis. - Due Diligence Vendor-02/27/2026 Ready for Review-Document Uploaded. Please see attached Short Term Rental Rate Analysis. Pease clear this finding. - Seller-02/26/2026 Open-Missing Third Party Market Rent Source Missing proof of the short term rent used as stated on the 1008. Upon receipt, additional conditions may apply. Audit used the amount stated on the 1008, will need to analyzed upon receipt. - Due Diligence Vendor-02/25/2026	Ready for Review-Document Uploaded. Please see attached Short Term Rental Rate Analysis. Pease clear this finding. - Seller-02/26/2026	Resolved-Received Short Term Rental Analysis. - Due Diligence Vendor-02/27/2026	LTV is less than guideline maximum - Required is 70 Borrower has 60 Months Reserves exceed minimum required - 11 months reserves exceeds 6 months required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7802820
1003807	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1491	2026-02-25 13:05	2026-02-27 12:49	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Received conversions for 2 accounts. Review considered only those 2. - Due Diligence Vendor-02/27/2026
Ready for Review-Document Uploaded. Please see attached proof of currency conversion for XXXX. Please clear this finding. - Seller-02/26/2026
																							Open-Asset Qualification Does Not Meet Guideline Requirements Missing proof of conversion/ translations for all assets being used in this transaction and stated as verified on the final 1003. Statements provided are not in US dollars. Upon receipt additional conditions may apply. Audit used the amounts stated on the final 1003 to qualify. - Due Diligence Vendor-02/25/2026	Ready for Review-Document Uploaded. Please see attached proof of currency conversion for XXXX. Please clear this finding. - Seller-02/26/2026	Resolved-Received conversions for 2 accounts. Review considered only those 2. - Due Diligence Vendor-02/27/2026	LTV is less than guideline maximum - Required is 70 Borrower has 60 Months Reserves exceed minimum required - 11 months reserves exceeds 6 months required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7804301
1003807	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0179	2026-02-25 13:11	2026-02-27 12:41	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received 1008 confirming warrantable Type S condo. - Due Diligence Vendor-02/27/2026 Ready for Review-Document Uploaded. Please see attached PC 1008 - Warrantable Condo. - Seller-02/25/2026 Open-UW Attestation/Docs stating warrantability are missing. Missing the UW Attestation confirming if the Condo is or is not warrantable. - Due Diligence Vendor-02/25/2026	Ready for Review-Document Uploaded. Please see attached PC 1008 - Warrantable Condo. - Seller-02/25/2026	Resolved-Received 1008 confirming warrantable Type S condo. - Due Diligence Vendor-02/27/2026	LTV is less than guideline maximum - Required is 70 Borrower has 60 Months Reserves exceed minimum required - 11 months reserves exceeds 6 months required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7804439
1004383	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
1004749	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
1008403	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-02-26 10:57	2026-03-05 11:41	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Client provided additional gift funds and proof of receipt. Reserves are now met - Due Diligence Vendor-03/05/2026
Ready for Review-Document Uploaded. Please attached proof of receipt of gift funds that has been uploaded in your system. Please clear this finding.  - Seller-03/03/2026
Counter-Received funds to close worksheet and proof of $181,632.93 gift.  Worksheet provided included gift funds of $33,900 and $22,500 that were not included.  Please provide gift letter and proof of receipt for the additional gifts  - Due Diligence Vendor-03/03/2026
Ready for Review-Document Uploaded. Per XXXX  1.1  11-10-25 Reserves requirement for < = 80% :TV is 3 months PITIA. Please see attached snippet of XXXX Matric and funds to close worksheet as it shows # of months in Reserves is 7.81. No issues found.  - Seller-03/02/2026
																							Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 6 month(s) Verified assets do not cover minimum required per guidelines. - Due Diligence Vendor-02/26/2026	Ready for Review-Document Uploaded. Please attached proof of receipt of gift funds that has been uploaded in your system. Please clear this finding. - Seller-03/03/2026 Ready for Review-Document Uploaded. Per XXXX Version 1.1 XXXX Reserves requirement for < = 80% :TV is 3 months PITIA. Please see attached snippet of XXXX and funds to close worksheet as it shows # of months in Reserves is 7.81. No issues found. - Seller-03/02/2026	Resolved-Client provided additional gift funds and proof of receipt. Reserves are now met - Due Diligence Vendor-03/05/2026	On time mortgage history exceeds guideline requirement - VOR reflects on time rent history for last 31 months Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 711 which exceeds the minimum of 680 Required is 680 Borrower has 711		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7823211
1010944	XXXX	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE0197	2026-02-27 10:07	2026-03-03 11:23	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received Final Seller CD. - Due Diligence Vendor-03/03/2026 Ready for Review-Please see attached Final CD section N reflects payoffs - Seller-03/02/2026 Open-The Final SELLER CD/HUD is missing. Missing the Final Seller CD/ HUD reflecting payoff(s). Upon receipt, additional conditions may apply. - Due Diligence Vendor-02/27/2026	Ready for Review-Please see attached Final CD section N reflects payoffs - Seller-03/02/2026	Resolved-Received Final Seller CD. - Due Diligence Vendor-03/03/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 34.97 Required is 50 Borrower has 34.97 LTV is less than guideline maximum - Max LTV is 80 Borrower has 60 Required is 80 Borrower has 60 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 799 Required is 660 Borrower has 799		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7844385
1010944	XXXX	XXXX	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3625	2026-02-24 14:58	2026-03-03 08:11	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-----Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-03/03/2026
Ready for Review-Document Uploaded. ATTACHED - Seller-02/27/2026
Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. (Specific Fee) in section B is payable to Lender/Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date XXXX.
																							- Due Diligence Vendor-02/24/2026	Ready for Review-Document Uploaded. ATTACHED - Seller-02/27/2026	Resolved-----Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-03/03/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 34.97 Required is 50 Borrower has 34.97 LTV is less than guideline maximum - Max LTV is 80 Borrower has 60 Required is 80 Borrower has 60 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 799 Required is 660 Borrower has 799		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7784671
1011341	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0053	2026-02-27 15:35	2026-03-03 11:46	Resolved	1 - Information	D	A	Credit	Missing Doc	Rider Missing based on Property Type selected	Resolved-Received Condo Rider. - Due Diligence Vendor-03/03/2026 Ready for Review-Document Uploaded. We respectfully disagree. The Condo Rider was uploaded with the loan file. Please refer to page 68 and attached herein. - Seller-03/02/2026 Open-Rider Missing from DOT screen based on Property Type selected on Property Page. Missing condo rider. - Due Diligence Vendor-03/02/2026	Ready for Review-Document Uploaded. We respectfully disagree. The Condo Rider was uploaded with the loan file. Please refer to page 68 and attached herein. - Seller-03/02/2026	Resolved-Received Condo Rider. - Due Diligence Vendor-03/03/2026	Months Reserves exceed minimum required - Borrowers have 22 months of verified reserves, none required. LTV is less than guideline maximum - Required is 70 Borrower has 65		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7851294
1011543	XXXX	XXXX	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1151	2026-02-27 14:48	2026-03-04 12:08	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Received Satisfactory Chain of Title - Due Diligence Vendor-03/04/2026
Ready for Review-Document Uploaded. The referenced title report was uploaded with the loan file. Please refer to Sch C of the attached title report for #5 and #10, which establishes the chain of title. - Seller-03/03/2026
Counter-No document provided.  Lender confirmed borrower acquired property XXXX, which is less than 24 months ownership.  Missing 24 month chain of title.  Finding remains.  - Due Diligence Vendor-03/03/2026
Ready for Review-We respectfully disagree. The borrower acquired this property on XXXX. Please refer to Sch C of the title report, uploaded with the loan file for #5 and #10, which establishes the chain of title. - Seller-03/02/2026
																							Open-Unsatisfactory Chain of Title provided. Satisfactory Chain of Title not Provided - Due Diligence Vendor-02/27/2026	Ready for Review-Document Uploaded. The referenced title report was uploaded with the loan file. Please refer to Sch C of the attached title report for #5 and #10, which establishes the chain of title. - Seller-03/03/2026 Ready for Review-We respectfully disagree. The borrower acquired this property on XXXX. Please refer to Sch C of the title report, uploaded with the loan file for #5 and #10, which establishes the chain of title. - Seller-03/02/2026	Resolved-Received Satisfactory Chain of Title - Due Diligence Vendor-03/04/2026	LTV is less than guideline maximum - LTV is less than guideline maximum Required is 75 Borrower has 63.24 Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 700 Borrower has 730		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7850434
1016206	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE2244	2026-03-03 14:16	2026-03-11 08:46	Waived	2 - Non-Material	C	B	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Waived-Originator provided a waiver for square footage less than GL requirement, applied to non material finding with comp factors - Due Diligence Vendor-03/06/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/04/2026 Open-Property Issues are identified for the property Subject unit square footage is XXXX which is below 500 square foot minimum for condo unit. Lender notes on Transmittal Summary Comment Notes indicate an approved exception; however supporting documentation was not found within loan file. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/04/2026	Waived-Originator provided a waiver for square footage less than GL requirement, applied to non material finding with comp factors - Due Diligence Vendor-03/06/2026	DSCR % greater than 1.20 - Rule False DSCR: 1.369 Min 1.0 Months Reserves exceed minimum required - Reserves: 9.93 Min 6	14 months reserves, ltv 5 below max	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	7902658
1016206	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0045	2026-03-03 13:49	2026-03-06 10:56	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Client provided ACH Authorization executed - Due Diligence Vendor-03/06/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/04/2026 Open-Foreign National but the ACH form is Missing from file. Missing Automatic Payment Authorization as required per guidelines for Foreign National transactions. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/04/2026	Resolved-Client provided ACH Authorization executed - Due Diligence Vendor-03/06/2026	DSCR % greater than 1.20 - Rule False DSCR: 1.369 Min 1.0 Months Reserves exceed minimum required - Reserves: 9.93 Min 6		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7901760
1016206	XXXX	XXXX	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1508	2026-03-03 12:24	2026-03-06 10:52	Resolved	1 - Information	D	A	Credit	Missing Doc	Foreign National Alternative Credit Documentation is Missing	Resolved-Client provided Letter from Banking Institution - Due Diligence Vendor-03/06/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/04/2026 Open-The Alternative Credit Documentation for Foreign National is Missing. Missing documentation for- Foreign National Alternative Credit documents -Provide an international Credit Report or An original reference letter from an internationally known financial institution, or a Bank Statement documenting a foreign banking relationship for the past 60 days. - Due Diligence Vendor-03/04/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/04/2026	Resolved-Client provided Letter from Banking Institution - Due Diligence Vendor-03/06/2026	DSCR % greater than 1.20 - Rule False DSCR: 1.369 Min 1.0 Months Reserves exceed minimum required - Reserves: 9.93 Min 6		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7899343
1018610	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
1019450	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-03-05 04:05	2026-03-09 13:12	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received REO documentation. - Due Diligence Vendor-03/09/2026
Ready for Review-Document Uploaded. Also please see attached property profile for XXXX reflecting as the Lender for the loans on this property. - Seller-03/06/2026
Ready for Review-Document Uploaded. Please see attached mtg statement with XXXX for XXXX; all three statements for XXXX have been previously uploaded; XXXX is Free and Clear. See attached property profiles for XXXX. - Seller-03/06/2026
Counter-Received Mortgage statements with XXXX.  Payments are not consistent on duplicate account statements and statements do not indicate the Property address for the noted statements. Please confirm existing loans on XXXX.   - Due Diligence Vendor-03/06/2026
Ready for Review-Document Uploaded.  - Seller-03/05/2026
Ready for Review-Document Uploaded. Please note REO 3e on your spreadsheet is F/C. The pending XXXX loan for REO 3d on your spreadsheet has been withdrawn. Please see attached screenshot of XXXX along with Mortgage Statements for XXXX. - Seller-03/05/2026
Open-The loan application reflects a new loan with lender for REO 3e. Provide documentation to support the monthly payment and to determine if escrows are included. - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. Also please see attached property profile for XXXX with XXXX reflecting as the Lender for the loans on this property. - Seller-03/06/2026
 Ready for Review-Document Uploaded. Please see attached mtg statement with XXXX for XXXX; all three statements for XXXX with XXXX have been previously uploaded; XXXX is Free and Clear. See attached property profiles forXXXX. - Seller-03/06/2026
 Ready for Review-Document Uploaded.  - Seller-03/05/2026
 Ready for Review-Document Uploaded. Please note REO 3e on your spreadsheet is F/C. The pending XXXX loan for REO 3d on your spreadsheet has been withdrawn. Please see attached screenshot of XXXX along with Mortgage Statements for XXXX with XXXX acct XXXX. - Seller-03/05/2026
																									Resolved-Received REO documentation. - Due Diligence Vendor-03/09/2026	LTV is less than guideline maximum - Required is 70 Borrower has 50 Months Reserves exceed minimum required - Guidelines require 12 months of reserves. The borrower has 122.21 months of reserves.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7936580
1019450	XXXX	XXXX	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE5770	2026-03-03 17:24	2026-03-06 12:12	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Borrower 1 Credit Report is not missing. - Due Diligence Vendor-03/06/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/05/2026 Open-Borrower 1 Credit Report is Missing. Missing the borrower's credit report including the scores. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/05/2026	Resolved-Borrower 1 Credit Report is not missing. - Due Diligence Vendor-03/06/2026	LTV is less than guideline maximum - Required is 70 Borrower has 50 Months Reserves exceed minimum required - Guidelines require 12 months of reserves. The borrower has 122.21 months of reserves.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7907858
1020273	XXXX	XXXX	XXXX	D	A	C	A	A	A	D	A	Closed	FCRE1440	2026-03-04 10:39	2026-03-18 13:30	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-03/18/2026
Ready for Review-Document Uploaded. Please see attached - Seller-03/16/2026
Counter-Payment history for the subject provided.  Documentation for the Primary was not attached.  - Due Diligence Vendor-03/06/2026
Ready for Review-Document Uploaded. Please see attached the XXXX statements 12 mos for PRIMARY rez located at  XXXX. **** Subject property has XXXX reflects 6 months history within the statement, see portion labeled ACCOUNT HISTORY, XXXX all paid and Other XXXX dated XXXX shows First payment made on XXXX (completes history of all payments made since inception).
 - Seller-03/05/2026
																							Open-Housing History Does Not Meet Guideline Requirements Provide verification of mortgage payments for primary for XXXX. Provide VOM for subject mortgage with XXXX as it is not reporting on the credit report. - Due Diligence Vendor-03/04/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/16/2026 Ready for Review-Document Uploaded. Please see attached the XXXX Mortgage statements 12 mos for PRIMARY rez located at XXXX. **** Subject property has XXXX Mtg statementXXXX reflects 6 months history within the statement, see portion labeled ACCOUNT HISTORY, XXXX all paid and Other XXXX Mtg Stmt dated XXXX shows First payment made on XXXX (completes history of all payments made since inception). - Seller-03/05/2026	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-03/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 756 LTV is less than guideline maximum - Required is 70 Borrower has 56.34 Months Reserves exceed minimum required - Reserves = 15 months – Required Reserves = 0 Months Long term residence - Long Term Residence = 9+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7919288
1020273	XXXX	XXXX	XXXX	D	A	C	A	A	A	D	A	Closed	FPRO1242	2026-03-04 10:12	2026-03-06 13:39	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received Appraisal - Due Diligence Vendor-03/06/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/05/2026 Open-Appraisal is Missing Provide missing second appraisal dated XXXX including 1007 used for market rent. - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/05/2026	Resolved-Received Appraisal - Due Diligence Vendor-03/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 756 LTV is less than guideline maximum - Required is 70 Borrower has 56.34 Months Reserves exceed minimum required - Reserves = 15 months – Required Reserves = 0 Months Long term residence - Long Term Residence = 9+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7918587
1040481	XXXX	XXXX	XXXX	C	A	A	A	C	A	A	A	Closed	finding-47	2026-03-13 14:25	2026-03-19 08:28	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-Received PCCD 03/18/2026. Finding Resolved. - Due Diligence Vendor-03/19/2026
Ready for Review-Document Uploaded. Please see attached shows actual disbursement after rescission period ends
 - Seller-03/18/2026
																							Open-This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. -----Provide PCCD with disbursement date after the ROR expiration date. - Due Diligence Vendor-03/13/2026	Ready for Review-Document Uploaded. Please see attached shows actual disbursement after rescission period ends - Seller-03/18/2026	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-03/19/2026	LTV is less than guideline maximum - Required is 80 Borrower has 65 Required is 80 Borrower has 65 Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.91 Required is 50 Borrower has 22.91 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 735 Required is 660 Borrower has 735		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8103058
1040481	XXXX	XXXX	XXXX	C	A	A	A	C	A	A	A	Closed	FCOM0013	2026-03-13 13:23	2026-03-19 08:21	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-03/19/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/18/2026 Open-Missing e-Consent. -----Missing proof e-consent was received and agreed upon by borrower. Non-Curable Finding - Due Diligence Vendor-03/13/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/18/2026	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-03/19/2026	LTV is less than guideline maximum - Required is 80 Borrower has 65 Required is 80 Borrower has 65 Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.91 Required is 50 Borrower has 22.91 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 735 Required is 660 Borrower has 735		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8101221